File No. 33-81784

811-8642

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 29

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 26

Ohio National Variable Account D

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Retirement Advantage

Ohio National Variable Account D

The Ohio National Life Insurance Company

One Financial Way Montgomery, Ohio 45242 1-888-366-6654

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your group variable annuity contract. For additional details, please consult your contract.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The group variable annuity contracts are designed for:

• annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

• other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

• state and municipal deferred compensation plans and

• non-tax-qualified plans.

The minimum contribution amount is $25 per participant, unless we otherwise consent. You may make additional contributions at any time, but not more often than biweekly, unless we otherwise consent. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18) variable investment options of Ohio National Variable Account D (“VAD”) and the Guaranteed Account. VAD is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ibbotson® ETF Allocation Series, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract’s value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge you a surrender charge of up to 7% of the amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

Keep this prospectus for future reference. It sets forth the information about VAD and the variable annuity contracts that you should know before investing. Additional information about VAD has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2015. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectus.

May 1, 2015

Form V-4827	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(ClearBridge, LLC)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
Risk Managed Balanced Portfolio	(Janus Capital Management, LLC; AnchorPath Financial, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1)	AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares)	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company)
Federated Managed Volatility Fund II(1)	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company)
Federated Managed Tail Risk Fund II(1)	Federated Global Investment Management Corp.
Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
Fidelity® VIP MidCap Portfolio	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio	Fidelity SelectCo LLC
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 2)	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund(1) (Class 4)	Franklin Templeton Services, LLC(2)

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund (Service Shares)	Goldman Sachs Asset Management, L.P.

Form V-4827	2

Ibbotson® ETF Allocation Series (Class II)
Ibbotson® Conservative ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson® Income and Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson® Balanced ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson® Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson® Aggressive Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)

Janus Portfolio (long-term growth of capital)	Janus Capital Management LLC

Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
INTECH U.S. Low Volatility Portfolio(1)	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)

JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)

ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Investments, LLC) (QS Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)
MFS® Variable Insurance Trust (Service Class)

MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC

Northern Lights Variable Trust (Class 2 Shares)

TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	Jennison Associates LLC
Jennison 20/20 Focus Portfolio	Jennison Associates LLC
Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC

Form V-4827	3

Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc.
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund) (Class 1)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio (Class 1)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio (Class 2)	Morgan Stanley Investment Management Inc.

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form V-4827	4

Form V-4827	5

Glossary

Accumulation Units— Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant— A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit— After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund— A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice— A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount— A subdivision of VAD. The assets of each subaccount are invested in a corresponding available Fund.

Surrender— To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period— A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAD (Variable Account D)— A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw— To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn; the percentage varies with	1st	7%
the number of years from the establishment of each participant’s account. No charge for	2nd	6%
withdrawals for plan payments.)	3rd	5%
	4th	4%
	5th	3%
	6th	2%
	7th	1%
	8th and later	0%

Transfer Fee (this fee is currently being waived)          $5

Premium Tax (charged upon annuitization)      0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.00%
Account Expenses	0.35%
Total Separate Account Annual Expenses	1.35%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Form V-4827	6

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.33%	2.59%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund.

The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,101	$1,771	$2,538	$5,177

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$394	$1,255	$2,221	$5,177

FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available Funds:

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.

January 3, 1997	Ohio National Fund S&P 500 Index, Small Cap Growth (originally called Core Growth), Mid Cap Opportunity (originally called Growth & Income) and Social Awareness portfolios were added.

November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Adviser series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

Form V-4827	7

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added.

May 1, 2001	Dow Target Variable Fund and Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) were no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.

May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund and Royce Capital Fund were added. The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003

Fidelity VIP Equity-Income portfolio was added. Janus Adviser International Portfolio, PBHG Insurance Fund, The Prudential Series Fund, UBS Series Trust and Van Kampen Core Plus Fixed Income Portfolio were added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.

May 1, 2005

Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. Goldman Sachs COREsm U.S. Equity Fund changed its name to Goldman Sachs Structured U.S. Equity Fund.

May 1, 2007

Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Target VIP, Target Equity/Income and Bristol Growth portfolios added. Financial Investors Variable Insurance Trust’s Ibbotson® Conservative, Income and Growth, Balanced, Growth and Aggressive Growth ETF Asset Allocation Portfolios were added. Neuberger Berman Advisers Management Trust Regency Portfolio was added. Legg Mason Partners Variable Capital and Income Portfolio was added. Van Kampen Universal Institutional Funds International Growth Equity and Equity Growth Portfolios were added. Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

September 10, 2008

Janus Adviser Series (Class S Shares) Janus Adviser Large Cap Growth Fund, Janus Adviser Worldwide Fund, Janus Adviser Balanced Fund, Janus International Growth Fund were no longer available for new contracts.

April 24, 2009	J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with

Form V-4827	8

J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

Alliance Bernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

November 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.
May 1, 2012

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio. Northern Lights Protected Trust TOPS® Protected Balanced ETF Portfolio changed its name to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Protected Moderate Growth ETF Portfolio changed its name to TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Protected Growth ETF Portfolio changed its name to TOPS® Managed Risk Growth ETF Portfolio.

April 15, 2014	Calvert Variable Series Calvert VP SRI Equity Portfolio was no longer available for new contracts.

Form V-4827	9

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Management Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.4 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Form V-4827	10

Ohio National Variable Account VAD

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAD. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or

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deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAD under the 1940 Act in the event such registration is no longer required; manage the VAD under the direction of committee; or combine the VAD with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAD to another separate account.

Mixed and Shared Funding

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAD. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.00% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay sales

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compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the contract value withdrawn. This percent varies by the number of years from the date the participant’s account was established under the contract until the day the withdrawal occurs as follows:

Contract Years	Percentage
1st	7%
2nd	6%
3rd	5%
4th	4%
5th	3%
6th	2%
7th	1%
8th and later	0%

The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. If the trustee of a retirement plan qualifying under Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant’s account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.35% on an annual basis of the contract value. This deduction reimburses us for expenses. Examples of these expenses are expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

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Limitations on Deductions

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35% per year.

Transfer Fee

We may charge a transfer fee of $5 for each transfer of a participant’s account values from one or more subaccounts to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We are not currently charging this fee. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

Description of the Contracts

Accumulation

Contribution Provisions

The contracts provide for minimum contributions of $25 per participant, unless we otherwise consent. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly, unless we otherwise consent. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

The Contract Value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See “Crediting Accumulation Units”, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

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Allocation of Contributions

You may allocate your Contract Values among up to 18 investment options, including the variable Funds and the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAD for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value. You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•  for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

• for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

• such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract’s

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interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a calendar year may be transferred to variable Funds during that calendar year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges. We do not endorse, approve or recommend these services.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners

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who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-877-777-1112, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Payment of Plan Benefits

At the contract owner’s request, and upon receipt of due proof of a participant’s death, disability, retirement or termination of employment, we will apply that participant’s account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal

Form V-4827	17

securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

• the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

• interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell.

We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant’s account decrease the balances in the cells within that participant’s account on a last-in first-out basis. Only when the most recently established cell’s balance is zero will the next previously established cell’s balance be reduced.

We assess a liquidation charge for withdrawals made from a participant’s portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

 x is the annual effective interest rate we declare for the cell fo new contract contributions as of the date of withdrawal, and

 y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant’s contract value allocated to the Guaranteed Account and the participant’s minimum Guaranteed Account value. The participant’s minimum Guaranteed Account value equals the participant’s net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant’s Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

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Annuity Benefits

Purchasing an Annuity

At the contract owner’s written request, we will apply a participant’s account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant’s age. Payments will be made to the annuitant during the annuitant’s lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long the annuitant (and any joint annuitant) may live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option (b):	Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):

Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option (d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant’s account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant’s account values immediately before the purchase of the annuity.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s purchase rate tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before the participant’s first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant’s account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

Annuity Units and Variable Payments

After a participant’s first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant’s number of annuity units. To determine the

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number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless the annuitant transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest rate assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Each six months we will send you a statement showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future

Form V-4827	20

purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 5358, Cincinnati, Ohio 45201; telephone 1-877-777-1112 (8:30 a.m. to 4:30 p.m. Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year. Other factors may cause funds in a contract owned by a non-natural person to be tax-deferred.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the

Form V-4827	21

purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

Form V-4827	22

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Form V-4827	23

Appendix A

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.:
Equity Portfolio	2005	$21.60	$22.61	137,802
	2006	$22.61	$23.80	119,200
	2007	$23.80	$22.10	99,573
	2008	$22.10	$9.85	86,405
	2009	$9.85	$13.52	64,819
	2010	$13.52	$14.40	61,905
	2011	$14.40	$13.72	52,008
	2012	$13.72	$15.67	42,666
	2013	$15.67	$21.28	37,898
	2014	$21.28	$23.95	35,997

Money Market Portfolio	2005	$12.81	$13.01	131,260
	2006	$13.01	$13.45	125,710
	2007	$13.45	$13.92	229,604
	2008	$13.92	$13.98	198,847
	2009	$13.98	$13.80	140,471
	2010	$13.80	$13.61	111,272
	2011	$13.61	$13.43	111,978
	2012	$13.43	$13.25	102,776
	2013	$13.25	$13.07	76,361
	2014	$13.07	$12.90	80,604

Bond Portfolio	2005	$17.38	$17.22	28,735
	2006	$17.22	$17.74	30,295
	2007	$17.74	$18.16	32,231
	2008	$18.16	$15.86	29,018
	2009	$15.86	$18.93	24,323
	2010	$18.93	$20.14	21,584
	2011	$20.14	$21.13	19,017
	2012	$21.13	$22.36	22,229
	2013	$22.36	$21.64	23,098
	2014	$21.64	$22.61	23,830

Omni Portfolio	2005	$12.78	$13.80	58,780
	2006	$13.80	$15.43	56,717
	2007	$15.43	$16.29	51,612
	2008	$16.29	$11.02	47,753

Form V-4827	24

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$11.02	$14.48	26,244
	2010	$14.48	$16.17	23,743
	2011	$16.17	$15.30	24,268
	2012	$15.30	$16.91	21,717
	2013	$16.91	$21.78	17,586
	2014	$21.78	$24.09	16,866

International Portfolio	2005	$13.21	$14.26	96,914
	2006	$14.26	$16.78	96,649
	2007	$16.78	$18.11	97,220
	2008	$18.11	$9.64	85,064
	2009	$9.64	$13.14	77,331
	2010	$13.14	$15.14	43,205
	2011	$15.14	$12.64	27,696
	2012	$12.64	$14.99	25,992
	2013	$14.99	$16.52	23,442
	2014	$16.52	$14.76	22,694

International Small-Mid Company Portfolio	2005	$20.13	$25.62	30,976
	2006	$25.62	$31.94	35,636
	2007	$31.94	$37.02	35,997
	2008	$37.02	$17.79	29,833
	2009	$17.79	$25.63	17,948
	2010	$25.63	$30.28	17,173
	2011	$30.28	$24.65	15,388
	2012	$24.65	$29.83	13,879
	2013	$29.83	$37.58	11,964
	2014	$37.58	$33.82	12,734

Capital Appreciation Portfolio	2005	$26.49	$27.51	51,407
	2006	$27.51	$31.59	39,212
	2007	$31.59	$32.36	40,575
	2008	$32.36	$19.47	34,903
	2009	$19.47	$27.44	28,460
	2010	$27.44	$31.68	27,588
	2011	$31.68	$30.74	27,609
	2012	$30.74	$35.66	26,988
	2013	$35.66	$47.33	20,100
	2014	$47.33	$50.69	20,664

Aggressive Growth Portfolio	2005	$7.37	$8.24	43,367
	2006	$8.24	$8.60	37,755
	2007	$8.60	$10.99	41,723
	2008	$10.99	$6.11	30,967
	2009	$6.11	$8.59	26,216
	2010	$8.59	$9.32	26,777
	2011	$9.32	$8.71	28,577
	2012	$8.71	$10.56	29,403

Form V-4827	25

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$10.56	$13.70	24,324
	2014	$13.70	$14.81	25,587

Small Cap Growth Portfolio	2005	$11.21	$11.78	20,035
	2006	$11.78	$14.60	17,514
	2007	$14.60	$16.51	17,296
	2008	$16.51	$8.52	11,265
	2009	$8.52	$12.67	10,650
	2010	$12.67	$16.26	11,146
	2011	$16.26	$16.48	12,905
	2012	$16.48	$19.19	11,305
	2013	$19.19	$27.51	26,721
	2014	$27.51	$30.03	25,012

Mid Cap Opportunity Portfolio	2005	$21.03	$22.82	71,529
	2006	$22.82	$24.69	62,753
	2007	$24.69	$28.71	58,859
	2008	$28.71	$13.80	43,739
	2009	$13.80	$19.14	39,970
	2010	$19.14	$22.59	34,815
	2011	$22.59	$21.54	30,387
	2012	$21.54	$25.43	25,042
	2013	$25.43	$33.24	22,497
	2014	$33.24	$36.57	22,635

S&P 500® Index Portfolio	2005	$16.51	$17.02	175,266
	2006	$17.02	$19.36	164,844
	2007	$19.36	$20.07	156,345
	2008	$20.07	$12.42	134,333
	2009	$12.42	$15.41	108,949
	2010	$15.41	$17.41	89,855
	2011	$17.41	$17.48	91,203
	2012	$17.48	$19.90	70,260
	2013	$19.90	$25.87	66,364
	2014	$25.87	$28.87	59,638

Capital Growth Portfolio	2005	$8.15	$8.25	26,840
	2006	$8.25	$9.78	21,897
	2007	$9.78	$10.73	23,809
	2008	$10.73	$6.74	26,307
	2009	$6.74	$8.99	25,237
	2010	$8.99	$12.10	21,638
	2011	$12.10	$11.65	21,907
	2012	$11.65	$13.08	21,361
	2013	$13.08	$16.81	21,506
	2014	$16.81	$16.99	17,205

High Income Bond Portfolio	2005	$13.15	$13.37	30,240

Form V-4827	26

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2006	$13.37	$14.53	39,430
	2007	$14.53	$14.84	44,516
	2008	$14.84	$10.93	32,320
	2009	$10.93	$16.10	28,863
	2010	$16.10	$18.13	26,120
	2011	$18.13	$18.84	21,724
	2012	$18.84	$21.26	19,556
	2013	$21.26	$22.46	14,316
	2014	$22.46	$22.77	13,866

Strategic Value Portfolio	2005	$10.48	$10.83	13,814
	2006	$10.83	$12.43	18,587
	2007	$12.43	$11.19	20,682
	2008	$11.19	$7.92	24,040
	2009	$7.92	$8.72	23,888
	2010	$8.72	$9.63	25,453
	2011	$9.63	$10.84	24,493
	2012	$10.84	$11.46	14,364
	2013	$11.46	$13.68	21,021
	2014	$13.68	$15.18	16,312

Nasdaq-100® Index Portfolio	2005	$3.93	$3.93	57,491
	2006	$3.93	$4.13	59,086
	2007	$4.13	$4.84	54,018
	2008	$4.84	$2.77	50,816
	2009	$2.77	$4.20	48,297
	2010	$4.20	$4.94	42,761
	2011	$4.94	$5.03	40,133
	2012	$5.03	$5.86	37,163
	2013	$5.86	$7.86	39,658
	2014	$7.86	$9.21	27,859

Bristol Portfolio	2005	$10.97	$12.12	1,741
	2006	$12.12	$13.93	2,305
	2007	$13.93	$14.80	2,903
	2008	$14.80	$8.68	3,201
	2009	$8.68	$11.64	3,026
	2010	$11.64	$12.99	3,446
	2011	$12.99	$11.90	1,768
	2012	$11.90	$13.29	955
	2013	$13.29	$18.51	1,759
	2014	$18.51	$20.80	2,494

Bryton Growth Portfolio	2005	$9.68	$9.96	3,733
	2006	$9.96	$11.47	4,447
	2007	$11.47	$12.44	5,221
	2008	$12.44	$7.42	8,501
	2009	$7.42	$9.94	23,681

Form V-4827	27

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$9.94	$12.16	21,553
	2011	$12.16	$10.89	14,940
	2012	$10.89	$11.95	10,001
	2013	$11.95	$16.60	7,243
	2014	$16.60	$17.39	8,193

Balanced Portfolio	2005	$10.00	$10.69	23
	2006	$10.69	$11.93	610
	2007	$11.93	$13.22	1,013
	2008	$13.22	$9.53	1,725
	2009	$9.53	$11.75	3,100
	2010	$11.75	$12.49	4,883
	2011	$12.49	$12.61	6,657
	2012	$12.61	$14.09	11,711
	2013	$14.09	$16.03	15,423
	2014	$16.03	$16.76	29,804

Target VIP Portfolio	2008	$10.00	$5.51	0
	2009	$5.51	$6.24	0
	2010	$6.24	$7.36	139
	2011	$7.36	$7.16	228
	2012	$7.16	$8.14	380
	2013	$8.14	$10.97	1,996
	2014	$10.97	$11.63	2,381

Bristol Growth Portfolio	2008	$10.00	$5.90	22
	2009	$5.90	$8.28	74
	2010	$8.28	$9.21	271
	2011	$9.21	$8.93	177
	2012	$8.93	$9.80	270
	2013	$9.80	$13.40	819
	2014	$13.40	$14.81	1,211

Risk Managed Balanced Portfolio	2014	$10.00	$10.73	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Fund	2008	$10.00	$5.05	76
	2009	$5.05	$6.81	819
	2010	$6.81	$7.38	3,567
	2011	$7.38	$6.78	4,811
	2012	$6.78	$7.71	5,239
	2013	$7.71	$9.03	6,996
	2014	$9.03	$8.92	9,382

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.28	33,710
	2013	$10.28	$10.29	38,675
	2014	$10.29	$10.73	39,203

Form V-4827	28

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

AB Variable Product Series Fund, Inc. (Class B):
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.15	116
	2013	$10.15	$11.21	9,024
	2014	$11.21	$11.53	11,353

Calvert Variable Series, Inc.:
Social Equity Portfolio	2005	$6.95	$7.17	12,587
	2006	$7.17	$7.79	11,095
	2007	$7.79	$8.45	11,516
	2008	$8.45	$5.36	10,099
	2009	$5.36	$7.09	6,443
	2010	$7.09	$8.21	5,838
	2011	$8.21	$7.99	5,754
	2012	$7.99	$9.14	4,939
	2013	$9.14	$11.82	4,399

Calvert Variable Products, Inc.:
Calvert VP S&P 500 Index Portfolio	2014	$11.71	$12.83	3,327

Dreyfus Variable Investment Fund (Service Shares):
Appreciation Portfolio	2005	$12.09	$12.42	1,886
	2006	$12.42	$14.24	2,426
	2007	$14.24	$15.02	1,855
	2008	$15.02	$10.41	885
	2009	$10.41	$12.56	979
	2010	$12.56	$14.25	1,079
	2011	$14.25	$15.29	1,179
	2012	$15.29	$16.62	1,474
	2013	$16.62	$19.81	1,692
	2014	$19.81	$21.08	1,186

Federated Insurance Series (Service Shares):
Federated Kaufmann Fund II	2009	$10.00	$10.29	0
	2010	$10.29	$11.96	0
	2011	$11.96	$10.21	296
	2012	$10.21	$11.78	1,082
	2013	$11.78	$12.38	3,015
	2014	$12.38	$17.54	1,068

Federated Managed Volatility Fund II	2012	$10.00	$10.31	461
	2013	$10.31	$12.38	3,015
	2014	$12.38	$12.70	4,618

Form V-4827	29

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Federated Managed Tail Risk Fund II	2013	$10.00	$10.16	4
	2014	$10.16	$9.90	12

Fidelity® Variable Insurance Products Fund (Service Class 2):
Fidelity® VIP Contrafund® Portfolio	2005	$10.22	$11.76	112,101
	2006	$11.76	$12.93	151,318
	2007	$12.93	$14.96	164,046
	2008	$14.96	$8.46	155,665
	2009	$8.46	$11.31	136,276
	2010	$11.31	$13.05	141,918
	2011	$13.05	$12.51	132,641
	2012	$12.51	$14.34	110,954
	2013	$14.34	$18.53	92,641
	2014	$18.53	$20.41	93,064

Fidelity® VIP Mid Cap Portfolio	2005	$15.81	$18.41	83,058
	2006	$18.41	$20.42	91,242
	2007	$20.42	$23.23	96,115
	2008	$23.23	$13.84	77,773
	2009	$13.84	$19.09	74,559
	2010	$19.09	$24.22	69,695
	2011	$24.22	$21.30	56,047
	2012	$21.30	$24.08	51,954
	2013	$24.08	$32.28	48,691
	2014	$32.28	$33.77	50,278

Fidelity® VIP Growth Portfolio	2005	$6.27	$6.53	66,515
	2006	$6.53	$6.86	57,664
	2007	$6.86	$8.58	60,464
	2008	$8.58	$4.46	60,931
	2009	$4.46	$5.63	54,183
	2010	$5.63	$6.88	64,312
	2011	$6.88	$6.79	90,584
	2012	$6.79	$7.66	82,937
	2013	$7.66	$10.28	70,450
	2014	$10.28	$11.26	62,969

Fidelity® VIP Equity-Income Portfolio	2005	$12.23	$12.74	18,041
	2006	$12.74	$15.08	27,065
	2007	$15.08	$15.07	32,721
	2008	$15.07	$8.50	27,143
	2009	$8.50	$10.89	26,257
	2010	$10.89	$12.35	28,559
	2011	$12.35	$12.27	19,533
	2012	$12.27	$14.17	22,891
	2013	$14.17	$17.87	20,758
	2014	$17.87	$19.13	14,818

Form V-4827	30

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Fidelity® VIP Real Estate Portfolio	2009	$10.00	$10.60	0
	2010	$10.60	$13.61	642
	2011	$13.61	$14.47	1,577
	2012	$14.47	$16.89	2,797
	2013	$16.89	$16.93	7,875
	2014	$16.93	$21.68	9,568

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$10.29	0
	2014	$10.29	$10.74	127

Ibbotson ETF Allocation Series (Class II):
Ibbotson Conservative ETF Asset Allocation Portfolio	2008	$10.00	$9.34	473
	2009	$9.34	$9.97	7,931
	2010	$9.97	$10.47	3,315
	2011	$10.47	$10.65	7,279
	2012	$10.65	$11.06	5,233
	2013	$11.06	$11.19	4,163
	2014	$11.19	$11.35	12,081

Ibbotson Income and Growth ETF Asset Allocation Portfolio	2008	$10.00	$8.36	531
	2009	$8.36	$9.35	8,505
	2010	$9.35	$10.04	3,312
	2011	$10.04	$10.02	4,858
	2012	$10.02	$10.66	7,052
	2013	$10.66	$11.29	9,245
	2014	$11.29	$11.51	20,565

Ibbotson Balanced ETF Asset Allocation Portfolio	2008	$10.00	$7.44	11,647
	2009	$7.44	$8.77	25,024
	2010	$8.77	$9.66	23,953
	2011	$9.66	$9.45	21,411
	2012	$9.45	$10.33	27,895
	2013	$10.33	$11.40	34,284
	2014	$11.40	$11.75	39,909

Ibbotson Growth ETF Asset Allocation Portfolio	2008	$10.00	$6.66	775
	2009	$6.66	$8.19	17,996
	2010	$8.19	$9.20	7,680
	2011	$9.20	$8.74	13,924
	2012	$8.74	$9.74	13,980
	2013	$9.74	$11.20	15,938
	2014	$11.20	$11.55	26,325

Form V-4827	31

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	2008	$10.00	$6.14	323
	2009	$6.14	$7.71	2,502
	2010	$7.71	$8.76	3,305
	2011	$8.76	$8.21	10,482
	2012	$8.21	$9.25	15,819
	2013	$9.25	$10.78	15,317
	2014	$10.78	$11.11	10,130

Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund (Class 2)	2005	$10.00	$10.37	6,367
	2006	$10.37	$12.10	26,702
	2007	$12.10	$12.38	45,247
	2008	$12.38	$8.59	45,645
	2009	$8.59	$11.50	41,812
	2010	$11.50	$12.78	47,156
	2011	$12.78	$12.91	32,005
	2012	$12.91	$14.35	35,308
	2013	$14.35	$16.14	34,806
	2014	$16.14	$16.66	36,380

Franklin Flex Cap Growth VIP Fund (Class 2)	2005	$10.00	$11.14	4
	2006	$11.14	$11.56	82
	2007	$11.56	$13.04	403
	2008	$13.04	$8.32	1,146
	2009	$8.32	$10.92	1,381
	2010	$10.92	$12.52	4,023
	2011	$12.52	$11.76	6,641
	2012	$11.76	$12.68	7,960
	2013	$12.68	$17.20	11,769
	2014	$17.20	$18.01	13,712

Templeton Foreign VIP Fund (Class 2)	2005	$10.00	$11.18	4,710
	2006	$11.18	$13.40	8,065
	2007	$13.40	$15.27	18,299
	2008	$15.27	$8.98	15,266
	2009	$8.98	$12.14	40,989
	2010	$12.14	$12.99	38,850
	2011	$12.99	$11.45	28,785
	2012	$11.45	$13.36	23,842
	2013	$13.36	$16.21	19,122
	2014	$16.21	$14.21	20,708

Franklin Founding Funds Allocation VIP Fund (Class 4)	2009	$10.00	$10.18	0

Form V-4827	32

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$10.18	$11.07	0
	2011	$11.07	$10.74	451
	2012	$10.74	$12.21	712
	2013	$12.21	$14.90	1,980
	2014	$14.90	$15.10	4,427

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Large Cap Value Fund (Institutional Shares)	2005	$11.11	$11.39	23,529
	2006	$11.39	$13.79	23,462
	2007	$13.79	$13.81	27,134
	2008	$13.81	$8.92	24,160
	2009	$8.92	$10.41	53,317
	2010	$10.41	$11.42	54,236
	2011	$11.42	$10.48	36,557
	2012	$10.48	$12.31	35,836
	2013	$12.31	$16.19	29,691
	2014	$16.19	$18.04	31,555

Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	2005	$9.45	$9.93	13,350
	2006	$9.93	$11.06	14,273
	2007	$11.06	$10.73	7,302
	2008	$10.73	$6.67	6,198
	2009	$6.67	$7.97	5,709
	2010	$7.97	$8.88	4,405
	2011	$8.88	$9.12	5,099
	2012	$9.12	$10.29	5,116
	2013	$10.29	$13.97	6,076
	2014	$13.97	$16.04	5,397

Goldman Sachs Strategic Growth Fund (Institutional Shares)	2005	$8.40	$8.53	10,717
	2006	$8.53	$9.14	10,966
	2007	$9.14	$9.93	13,315
	2008	$9.93	$5.71	11,820
	2009	$5.71	$8.32	11,920
	2010	$8.32	$9.09	10,113
	2011	$9.09	$8.73	11,637
	2012	$8.73	$10.33	13,551
	2013	$10.33	$13.50	12,577
	2014	$13.50	$15.14	7,575

Goldman Sachs Global Trends Allocation Fund (Service Shares)	2012	$10.00	$10.22	112
	2013	$10.22	$11.45	257
	2014	$11.45	$11.75	415

Form V-4827	33

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Ivy Funds Variable Insurance Portfolios, Inc.:
Ivy Funds VIP Asset Strategy Portfolio	2009	$10.00	$9.82	0
	2010	$9.82	$10.53	20,990
	2011	$10.53	$9.64	18,733
	2012	$9.64	$11.34	22,638
	2013	$11.34	$14.00	16,086
	2014	$14.00	$13.08	14,568

Ivy Funds VIP Global Natural Resources Portfolio	2009	$10.00	$10.11	0
	2010	$10.11	$11.68	1,079
	2011	$11.68	$9.05	8,504
	2012	$9.05	$9.10	5,965
	2013	$9.10	$9.68	3,830
	2014	$9.68	$8.30	2,355

Ivy Funds VIP Science and Technology Portfolio	2009	$10.00	$10.50	0
	2010	$10.50	$11.68	4,945
	2011	$11.68	$10.86	4,530
	2012	$10.86	$13.69	4,827
	2013	$13.69	$21.13	8,989
	2014	$21.13	$21.45	11,850

Janus Investment Fund (Class S):
Janus Fund	2005	$7.26	$7.45	85,625
	2006	$7.45	$8.09	92,040
	2007	$8.09	$9.08	87,937
	2008	$9.08	$5.41	67,061
	2009	$5.41	$7.32	42,224
	2010	$7.32	$8.02	39,796
	2011	$8.02	$7.43	33,102
	2012	$7.43	$8.60	31,000
	2013	$8.60	$10.98	29,020
	2014	$10.98	$12.19	22,938

Overseas Fund	2005	$13.39	$17.41	16,039
	2006	$17.41	$24.84	36,612
	2007	$24.84	$30.92	49,647
	2008	$30.92	$15.55	45,111
	2009	$15.55	$26.05	17,308
	2010	$26.05	$30.58	15,192
	2011	$30.58	$20.24	12,196
	2012	$20.24	$22.39	6,966
	2013	$22.39	$24.70	4,525
	2014	$24.70	$20.98	4,186

Form V-4827	34

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Global Research Fund	2005	$7.92	$8.29	65,860
	2006	$8.29	$9.57	57,039
	2007	$9.57	$10.28	48,042
	2008	$10.28	$5.61	39,451
	2009	$5.61	$8.20	21,605
	2010	$8.20	$9.45	19,537
	2011	$9.45	$8.02	16,700
	2012	$8.02	$9.46	13,509
	2013	$9.46	$11.87	9,839
	2014	$11.87	$12.53	8,492

Balanced Fund	2005	$11.07	$11.76	96,811
	2006	$11.76	$12.81	91,807
	2007	$12.81	$13.89	97,075
	2008	$13.89	$11.67	77,570
	2009	$11.67	$14.18	44,290
	2010	$14.18	$15.04	35,294
	2011	$15.04	$15.00	25,544
	2012	$15.00	$16.67	19,412
	2013	$16.67	$19.62	16,328
	2014	$19.62	$20.93	11,579

Janus Aspen Series (Service Shares):
Janus Portfolio	2009	$10.00	$12.87	1,324
	2010	$12.87	$14.51	2,124
	2011	$14.51	$13.52	2,396
	2012	$13.52	$15.78	2,766
	2013	$15.78	$20.24	2,818
	2014	$20.24	$22.51	3,248

Overseas Portfolio	2009	$10.00	$14.27	37,480
	2010	$14.27	$17.60	44,304
	2011	$17.60	$11.75	38,227
	2012	$11.75	$13.12	25,522
	2013	$13.12	$14.80	24,707
	2014	$14.80	$12.83	24,312

Global Research Portfolio	2009	$10.00	$13.36	5,411
	2010	$13.36	$15.23	3,916
	2011	$15.23	$12.92	5,009
	2012	$12.92	$15.28	5,006
	2013	$15.28	$19.31	6,804
	2014	$19.31	$20.42	6,954

Balanced Portfolio	2009	$10.00	$12.02	17,774
	2010	$12.02	$12.82	20,166
	2011	$12.82	$12.82	21,428

Form V-4827	35

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$12.82	$14.34	25,128
	2013	$14.34	$16.95	24,670
	2014	$16.95	$18.10	24,245

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.95	0
	2013	$9.95	$12.26	2,695
	2014	$12.26	$14.24	4,224

JPMorgan Insurance Trust (Class I):
JPMorgan Insurance Trust Small Cap Core Portfolio	2005	$14.55	$14.84	13,089
	2006	$14.84	$16.85	12,806
	2007	$16.85	$15.68	12,477
	2008	$15.68	$10.52	13,511
	2009	$10.52	$12.72	11,652
	2010	$12.72	$15.96	11,181
	2011	$15.96	$15.00	10,090
	2012	$15.00	$17.71	11,155
	2013	$17.71	$24.87	11,116
	2014	$24.87	$26.89	11,982

JPMorgan Insurance Trust Mid Cap Value Portfolio	2005	$16.65	$17.94	19,495
	2006	$17.94	$20.68	23,825
	2007	$20.68	$20.91	24,387
	2008	$20.91	$13.78	21,965
	2009	$13.78	$17.21	23,710
	2010	$17.21	$20.97	21,253
	2011	$20.97	$21.14	19,147
	2012	$21.14	$25.10	18,428
	2013	$25.10	$32.77	16,202
	2014	$32.77	$37.22	16,297

Lazard Retirement Series, Inc. (Service Shares):
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2005	$18.36	$18.84	37,087
	2006	$18.84	$21.57	39,689
	2007	$21.57	$19.75	38,395
	2008	$19.75	$12.38	29,625
	2009	$12.38	$18.65	30,778
	2010	$18.65	$22.77	30,845
	2011	$22.77	$20.43	24,549
	2012	$20.43	$22.21	18,888
	2013	$22.21	$29.65	16,918
	2014	$29.65	$32.48	17,548

Form V-4827	36

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Lazard Retirement Emerging Markets Equity Portfolio	2005	$15.71	$21.82	37,299
	2006	$21.82	$27.98	48,160
	2007	$27.98	$36.80	48,511
	2008	$36.80	$18.62	44,234
	2009	$18.62	$31.20	32,506
	2010	$31.20	$37.77	29,791
	2011	$37.77	$30.56	24,462
	2012	$30.56	$36.80	19,809
	2013	$36.80	$35.86	17,561
	2014	$35.86	$33.74	18,247

Lazard Retirement International Equity Portfolio	2005	$10.00	$11.43	1,105
	2006	$11.43	$13.82	3,156
	2007	$13.82	$15.10	2,813
	2008	$15.10	$9.39	2,224
	2009	$9.39	$11.25	4,931
	2010	$11.25	$11.84	4,150
	2011	$11.84	$10.84	12,016
	2012	$10.84	$12.95	13,705
	2013	$12.95	$15.43	16,726
	2014	$15.43	$14.58	17,691

Lazard Retirement U.S. Strategic Equity Portfolio	2005	$10.00	$10.59	53
	2006	$10.59	$12.28	480
	2007	$12.28	$12.00	935
	2008	$12.00	$7.66	2,375
	2009	$7.66	$9.59	2,436
	2010	$9.59	$10.67	2,521
	2011	$10.67	$10.74	2,871
	2012	$10.74	$12.08	2,008
	2013	$12.08	$15.26	1,863
	2014	$15.26	$17.28	2,111

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.48	227
	2013	$10.48	$12.36	780
	2014	$12.36	$12.52	1,330

Legg Mason Partners Variable Equity Trust (Class I Shares):
ClearBridge Variable All Cap Value Portfolio	2005	$10.00	$10.94	11
	2006	$10.94	$12.75	98
	2007	$12.75	$12.73	1,495
	2008	$12.73	$7.96	232
	2009	$7.96	$10.16	255

Form V-4827	37

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$10.16	$11.69	1,070
	2011	$11.69	$10.82	1,561
	2012	$10.82	$12.28	1,419
	2013	$12.28	$16.01	1,668

ClearBridge Variable Large Cap Value Portfolio	2006	$10.00	$12.84	91
	2007	$12.84	$13.16	1,957
	2008	$13.16	$8.36	1,653
	2009	$8.36	$10.27	2,870
	2010	$10.27	$11.09	3,884
	2011	$11.09	$11.49	4,656
	2012	$11.49	$13.20	366
	2013	$13.20	$17.25	506
	2014	$17.25	$19.01	2,276

ClearBridge Variable Dividend Strategy Portfolio	2009	$6.42	$7.78	0
	2010	$7.78	$8.62	0
	2011	$8.62	$9.18	0
	2012	$9.18	$10.34	420
	2013	$10.34	$12.85	5,793
	2014	$12.85	$14.41	946

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.15	222
	2013	$10.15	$11.86	9,472
	2014	$11.86	$12.48	11,992

MFS® Variable Insurance Trust (Service Class):
MFS® New Discovery Series	2005	$10.72	$11.11	6,632
	2006	$11.11	$12.39	5,837
	2007	$12.39	$12.49	7,978
	2008	$12.49	$7.45	4,957
	2009	$7.45	$11.98	6,030
	2010	$11.98	$16.07	5,728
	2011	$16.07	$14.19	5,400
	2012	$14.19	$16.93	5,959
	2013	$16.93	$23.59	11,746
	2014	$23.59	$21.53	11,885

MFS® Investors Growth Stock Series	2005	$9.94	$10.22	20,164
	2006	$10.22	$10.82	19,841
	2007	$10.82	$11.85	20,701
	2008	$11.85	$7.37	19,182
	2009	$7.37	$10.11	20,268
	2010	$10.11	$11.19	21,495

Form V-4827	38

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$11.19	$11.08	4,013
	2012	$11.08	$12.76	3,612
	2013	$12.76	$16.37	2,927
	2014	$16.37	$17.95	3,492

MFS® Mid Cap Growth Series	2005	$9.42	$9.56	10,191
	2006	$9.56	$9.65	10,524
	2007	$9.65	$10.43	10,895
	2008	$10.43	$4.98	11,759
	2009	$4.98	$6.94	10,228
	2010	$6.94	$8.85	12,291
	2011	$8.85	$8.19	13,214
	2012	$8.19	$9.41	14,498
	2013	$9.41	$12.74	13,852
	2014	$12.74	$13.65	14,066

MFS® Total Return Series	2005	$12.01	$12.16	65,628
	2006	$12.16	$13.39	62,425
	2007	$13.39	$13.73	54,670
	2008	$13.73	$10.52	42,280
	2009	$10.52	$12.22	39,946
	2010	$12.22	$13.22	41,851
	2011	$13.22	$13.25	29,676
	2012	$13.25	$14.50	26,412
	2013	$14.50	$16.99	21,036
	2014	$16.99	$18.15	22,465

Neuberger Berman Advisers Management Trust (S Class Shares):
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.00	$5.43	133
	2009	$5.43	$7.83	1,141
	2010	$7.83	$9.73	1,807
	2011	$9.73	$8.96	2,374
	2012	$8.96	$10.19	2,826
	2013	$10.19	$13.75	2,882
	2014	$13.75	$15.41	2,779

Northern Lights Variable Trust (Class 2 Shares):
TOPS®) Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.20	3,110
	2013	$10.20	$10.86	12,814
	2014	$10.86	$11.04	14,331

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.19	3,145
	2013	$10.19	$11.30	13,326
	2014	$11.30	$11.46	30,237

Form V-4827	39

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.16	23,113
	2013	$10.16	$11.62	25,571
	2014	$11.62	$11.62	26,861

PIMCO Variable Insurance Trust (Administrative Share Class):
Real Return Portfolio	2005	$11.97	$12.06	47,758
	2006	$12.06	$11.99	59,675
	2007	$11.99	$13.09	65,956
	2008	$13.09	$12.00	57,163
	2009	$12.00	$14.02	64,201
	2010	$14.02	$14.96	67,352
	2011	$14.96	$16.48	59,884
	2012	$16.48	$17.68	48,249
	2013	$17.68	$15.84	33,303
	2014	$15.84	$16.11	31,041

Total Return Portfolio	2005	$11.02	$11.14	18,774
	2006	$11.14	$11.41	26,369
	2007	$11.41	$12.25	38,871
	2008	$12.25	$12.67	38,149
	2009	$12.67	$14.25	59,337
	2010	$14.25	$15.20	72,533
	2011	$15.20	$15.54	67,872
	2012	$15.54	$16.81	68,607
	2013	$16.81	$16.26	55,790
	2014	$16.26	$16.73	55,655

Global Bond Portfolio (Unhedged)	2005	$12.88	$11.86	10,253
	2006	$11.86	$12.25	10,866
	2007	$12.25	$13.26	14,121
	2008	$13.26	$12.98	28,902
	2009	$12.98	$14.96	36,495
	2010	$14.96	$16.48	48,259
	2011	$16.48	$17.49	36,486
	2012	$17.49	$18.46	35,731
	2013	$18.46	$16.67	29,940
	2014	$16.67	$16.82	28,371

CommodityRealReturn® Strategy Portfolio	2009	$10.00	$9.96	0
	2010	$9.96	$12.24	265
	2011	$12.24	$11.16	407
	2012	$11.16	$11.61	1,077
	2013	$11.61	$9.77	2,218
	2014	$9.77	$7.86	3,492

Form V-4827	40

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Global Diversified Allocation Portfolio	2012	$10.00	$10.02	358
	2013	$10.02	$11.01	2,245
	2014	$11.01	$11.51	3,185

Short-Term Portfolio	2013	$10.00	$9.99	0
	2014	$9.99	$9.93	129

The Prudential Series Fund, Inc. (Class II Shares):
Jennison Portfolio	2005	$11.62	$13.07	647
	2006	$13.07	$13.08	1,580
	2007	$13.08	$14.40	2,512
	2008	$14.40	$8.87	2,992
	2009	$8.87	$12.48	2,877
	2010	$12.48	$13.72	3,109
	2011	$13.72	$13.53	2,633
	2012	$13.53	$15.44	2,960
	2013	$15.44	$20.89	2,933
	2014	$20.89	$22.59	3,596

Jennison 20/20 Focus Portfolio	2005	$12.54	$15.00	2,599
	2006	$15.00	$16.82	9,871
	2007	$16.82	$18.27	21,812
	2008	$18.27	$10.93	29,464
	2009	$10.93	$16.97	29,218
	2010	$16.97	$17.98	34,692
	2011	$17.98	$16.94	25,056
	2012	$16.94	$18.48	25,645
	2013	$18.48	$23.59	20,879
	2014	$23.59	$24.84	22,421

Royce Capital Fund (Investment Class Shares):
Small Cap Portfolio	2005	$17.21	$18.44	38,922
	2006	$18.44	$21.02	51,615
	2007	$21.02	$20.30	53,523
	2008	$20.30	$14.58	52,198
	2009	$14.58	$19.45	51,043
	2010	$19.45	$23.13	49,738
	2011	$23.13	$22.08	39,437
	2012	$22.08	$24.50	28,316
	2013	$24.50	$32.58	23,145
	2014	$32.58	$33.19	23,954

Micro-Cap Portfolio	2005	$16.50	$18.17	15,176
	2006	$18.17	$21.70	18,221
	2007	$21.70	$22.26	22,078
	2008	$22.26	$12.46	23,912

Form V-4827	41

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$12.46	$19.43	22,688
	2010	$19.43	$24.92	17,214
	2011	$24.92	$21.61	19,884
	2012	$21.61	$22.94	18,943
	2013	$22.94	$27.39	12,481
	2014	$27.39	$26.06	12,605

The Universal Institutional Funds, Inc.:
Morgan Stanley UIF U.S. Real Estate Portfolio (Class I)	2005	$25.06	$28.94	18,414
	2006	$28.94	$39.42	27,066
	2007	$39.42	$32.26	25,998
	2008	$32.26	$19.76	26,438
	2009	$19.76	$25.03	17,574
	2010	$25.03	$32.10	14,897
	2011	$32.10	$33.54	13,443
	2012	$33.54	$38.34	12,301
	2013	$38.34	$38.60	10,690
	2014	$38.60	$49.41	10,292

Morgan Stanley UIF Core Plus Fixed Income Portfolio (Class I)	2005	$10.36	$10.65	3,455
	2006	$10.65	$10.91	3,744
	2007	$10.91	$11.35	2,509
	2008	$11.35	$10.05	4,714
	2009	$10.05	$10.88	3,158
	2010	$10.88	$11.50	4,358
	2011	$11.50	$11.98	5,160
	2012	$11.98	$12.94	10,250
	2013	$12.94	$12.73	5,127
	2014	$12.73	$13.54	5,223

Morgan Stanley UIF Growth Portfolio (Class II)	2008	$10.00	$5.11	71
	2009	$5.11	$8.33	443
	2010	$8.33	$10.08	2,893
	2011	$10.08	$9.65	4,028
	2012	$9.65	$10.85	4,920
	2013	$10.85	$15.82	5,662
	2014	$15.82	$16.56	6,779

Wells Fargo Advantage FundsSM Variable Trust
Wells Fargo Advantage VT Discovery Fund	2005	$7.11	$7.69	26,623
	2006	$7.69	$8.70	27,206
	2007	$8.70	$10.50	10,237
	2008	$10.50	$5.76	5,706
	2009	$5.76	$7.98	3,462

Form V-4827	42

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$7.98	$10.67	3,462
	2011	$10.67	$10.57	3,311
	2012	$10.57	$12.28	3,311
	2013	$12.28	$17.42	3,311
	2014	$17.42	$17.25	3,311

Wells Fargo Advantage VT Opportunity Fund	2005	$12.69	$13.51	22,078
	2006	$13.51	$14.96	19,785
	2007	$14.96	$15.74	2,297
	2008	$15.74	$9.30	1,321
	2009	$9.30	$13.56	1,105
	2010	$13.56	$16.55	1,021
	2011	$16.55	$15.43	1,010
	2012	$15.43	$17.59	1,009
	2013	$17.59	$22.68	1,009
	2014	$22.68	$24.71	1,008

Form V-4827	43

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-8642

1933 Act File Number 33-81784

Form V-4827	44

Ohio National Variable Account D

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 800-366-6654

Group Retirement Advantage VA

Statement of Additional Information

May 1, 2015

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D flexible purchase payment individual variable annuity contracts dated May 1, 2015. To get a free copy of the prospectus for VAD, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.4 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAD’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account D as of December 31, 2014 and for each of the periods in the two-year period ended December 31, 2014, and the related financial highlights for each of the periods in the five-year period ended December 31, 2014, and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2014 and 2013 and for each of the years in the three-year period ended December 31, 2014 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2014	$62,174	None
2013	$64,195	None
2012	$73,244	None

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter. In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account D.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contracts and other subaccounts, withdrawals, surrenders and death benefit payments, and surrender charges. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount 25,786 Shares (Cost $ 588,325)	$862,282	$862,282

Money Market Subaccount 103,984 Shares (Cost $ 1,039,842)	1,039,842	1,039,842

Bond Subaccount 34,427 Shares (Cost $ 463,392)	538,787	538,787

Omni Subaccount 16,824 Shares (Cost $ 271,759)	406,300	406,300

International Subaccount 26,690 Shares (Cost $ 302,011)	334,961	334,961

Capital Appreciation Subaccount 30,973 Shares (Cost $ 583,485)	1,047,515	1,047,515

International Small-Mid Company Subaccount 15,725 Shares (Cost $ 337,961)	430,709	430,709

Aggressive Growth Subaccount 27,667 Shares (Cost $ 227,182)	379,044	379,044

Small Cap Growth Subaccount 29,972 Shares (Cost $ 560,075)	751,104	751,104

Mid Cap Opportunity Subaccount 26,288 Shares (Cost $ 462,461)	827,812	827,812

S&P 500® Index Subaccount 78,520 Shares (Cost $ 1,217,598)	1,721,949	1,721,949

Strategic Value Subaccount 17,786 Shares (Cost $ 206,967)	247,583	247,583

High Income Bond Subaccount 19,349 Shares (Cost $ 254,468)	315,774	315,774

Capital Growth Subaccount 7,129 Shares (Cost $ 181,205)	292,374	292,374

Nasdaq-100® Index Subaccount 23,573 Shares (Cost $ 127,255)	256,479	256,479

Bristol Subaccount 2,500 Shares (Cost $ 38,393)	51,876	51,876

Bryton Growth Subaccount 6,959 Shares (Cost $ 100,845)	142,456	142,456

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Balanced Subaccount 26,351 Shares (Cost $ 453,463)	$499,607	$499,607

Target VIP Subaccount 1,912 Shares (Cost $ 24,994)	27,703	27,703

Bristol Growth Subaccount 1,091 Shares (Cost $ 14,529)	17,935	17,935

Janus Investment Fund - Class S:
Janus Subaccount 7,561 Shares (Cost $ 181,833)	279,700	279,700

Global Research Subaccount 1,644 Shares (Cost $ 56,237)	106,408	106,408

Balanced Subaccount 7,933 Shares (Cost $ 179,238)	242,344	242,344

Overseas Subaccount 2,793 Shares (Cost $ 97,354)	87,821	87,821

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 863 Shares (Cost $ 16,046)	24,903	24,903

Discovery Subaccount 1,860 Shares (Cost $ 30,110)	57,122	57,122

Goldman Sachs Variable Insurance Trust:
Large Cap Value Institutional Shares Subaccount 49,972 Shares (Cost $ 554,550)	569,185	569,185

U.S. Equity Insights Institutional Shares Subaccount (a) 4,776 Shares (Cost $ 61,246)	86,541	86,541

Strategic Growth Institutional Shares Subaccount 7,094 Shares (Cost $ 92,820)	114,645	114,645

Global Markets Navigator Service Shares Subaccount 413 Shares (Cost $ 4,614)	4,879	4,879

The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount 25,261 Shares (Cost $ 398,577)	508,513	508,513

Core Plus Fixed Income Class I Subaccount 6,625 Shares (Cost $ 68,644)	70,750	70,750

Growth Class II Subaccount 3,746 Shares (Cost $ 88,029)	112,266	112,266

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount 30,842 Shares (Cost $ 622,716)	$615,609	$615,609

U.S. Small-Mid Cap Equity Subaccount 69,672 Shares (Cost $ 667,313)	569,915	569,915

U.S. Strategic Equity Subaccount 3,002 Shares (Cost $ 35,920)	36,477	36,477

International Equity Subaccount 20,638 Shares (Cost $ 229,020)	257,973	257,973

Global Dynamic Multi Asset Subaccount (a) 1,404 Shares (Cost $ 16,477)	16,648	16,648

Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount 46,086 Shares (Cost $ 1,413,895)	1,697,806	1,697,806

VIP Contrafund® Subaccount 51,758 Shares (Cost $ 1,331,239)	1,899,515	1,899,515

VIP Growth Subaccount 11,291 Shares (Cost $ 461,218)	709,105	709,105

VIP Equity-Income Subaccount 11,894 Shares (Cost $ 256,986)	283,423	283,423

VIP Real Estate Subaccount 10,657 Shares (Cost $ 186,029)	207,485	207,485

VIP Target Volatility Subaccount 121 Shares (Cost $ 1,388)	1,369	1,369

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount 16,723 Shares (Cost $ 267,476)	255,867	255,867

Investors Growth Stock Subaccount 4,010 Shares (Cost $ 49,331)	62,679	62,679

Mid Cap Growth Subaccount 22,772 Shares (Cost $ 149,820)	191,970	191,970

Total Return Subaccount 17,022 Shares (Cost $ 339,061)	407,665	407,665

J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount 13,393 Shares (Cost $ 190,603)	322,237	322,237

Mid Cap Value Subaccount 53,157 Shares (Cost $ 374,168)	606,520	606,520

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount 39,040 Shares (Cost $ 524,735)	$500,100	$500,100

Total Return Subaccount 83,127 Shares (Cost $ 928,401)	931,017	931,017

Global Bond Subaccount 39,932 Shares (Cost $ 524,897)	477,186	477,186

CommodityRealReturn® Strategy Subaccount 5,650 Shares (Cost $ 36,981)	27,461	27,461

Global Diversified Allocation Subaccount 3,506 Shares (Cost $ 37,231)	36,641	36,641

Short-Term Subaccount 124 Shares (Cost $ 1,281)	1,276	1,276

Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount 377 Shares (Cost $ 42,784)	42,665	42,665

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount 508 Shares (Cost $ 20,502)	25,009	25,009

Royce Capital Fund - Investment Class:
Small-Cap Subaccount 62,845 Shares (Cost $ 691,811)	794,988	794,988

Micro-Cap Subaccount 28,888 Shares (Cost $ 320,139)	328,453	328,453

The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount 2,041 Shares (Cost $ 54,253)	81,223	81,223

Jennison 20/20 Focus Subaccount 25,914 Shares (Cost $ 394,528)	556,887	556,887

Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Equity Income Subaccount 854 Shares (Cost $ 11,878)	13,634	13,634

ClearBridge Variable Large Cap Value Subaccount 2,222 Shares (Cost $ 44,112)	43,266	43,266

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount (b) 11,428 Shares (Cost $ 135,597)	149,710	149,710

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Class 2 Subaccount (a) 19,558 Shares (Cost $ 286,016)	$294,349	$294,349

Franklin Flex Cap Growth VIP Class 2 Subaccount (a) 14,864 Shares (Cost $ 208,980)	246,896	246,896

Franklin Income VIP Class 2 Subaccount (a) 37,871 Shares (Cost $ 565,175)	605,938	605,938

Franklin Founding Funds Allocation VIP Class 4 Subaccount (a) 8,868 Shares (Cost $ 67,538)	66,865	66,865

AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount 2,431 Shares (Cost $ 76,554)	83,655	83,655

Invesco V.I. Balanced-Risk Allocation Subaccount 34,579 Shares (Cost $ 425,654)	420,827	420,827

Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount 2,146 Shares (Cost $ 36,004)	42,816	42,816

ALPS Variable Investors Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount 12,219 Shares (Cost $ 138,845)	137,092	137,092

Ibbotson Income & Growth ETF Asset Allocation Subaccount 20,817 Shares (Cost $ 232,267)	236,683	236,683

Ibbotson Balanced ETF Asset Allocation Subaccount 40,971 Shares (Cost $ 433,270)	469,116	469,116

Ibbotson Growth ETF Asset Allocation Subaccount 27,352 Shares (Cost $ 283,522)	304,153	304,153

Ibbotson Aggressive Growth ETF Asset Allocation Subaccount 9,628 Shares (Cost $ 100,474)	112,554	112,554

Janus Aspen Series - Service Shares:
Janus Subaccount 2,077 Shares (Cost $ 53,543)	73,118	73,118

Global Research Subaccount 3,483 Shares (Cost $ 108,579)	142,022	142,022

Balanced Subaccount 13,312 Shares (Cost $ 388,352)	438,901	438,901

Overseas Subaccount 9,889 Shares (Cost $ 394,103)	311,990	311,990

INTECH U.S. Low Volatility Subaccount 4,212 Shares (Cost $ 52,775)	60,142	60,142

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 17,536 Shares (Cost $ 189,265)	$190,585	$190,585

VIP Global Natural Resources Subaccount 4,138 Shares (Cost $ 24,071)	19,552	19,552

VIP Science and Technology Subaccount 10,159 Shares (Cost $ 226,902)	254,210	254,210

Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount 1,019 Shares (Cost $ 16,531)	18,731	18,731

Managed Volatility Fund II Subaccount 5,569 Shares (Cost $ 58,711)	58,639	58,639

Managed Tail Risk Fund II Subaccount 21 Shares (Cost $ 137)	118	118

Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount 13,617 Shares (Cost $ 149,612)	158,223	158,223

TOPS® Managed Risk Moderate Growth ETF Subaccount 28,952 Shares (Cost $ 336,525)	346,555	346,555

TOPS® Managed Risk Growth ETF Subaccount 26,531 Shares (Cost $ 273,597)	312,002	312,002

AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount 11,215 Shares (Cost $ 125,081)	130,875	130,875

Totals	$30,145,555	$30,145,555

(a)	Name change was effective May 1, 2014:

U.S. Equity Insights Institutional Shares Subaccount formerly known as Structured U.S. Equity Institutional Shares Subaccount

Global Dynamic Multi Asset Subaccount formerly known as Multi-Asset Targeted Volatility Subaccount

Franklin Income VIP Subaccount formerly known as Franklin Income Securities Subaccount

Franklin Flex Cap Growth VIP Subaccount formerly known as Franklin Flex Cap Growth Securities Subaccount

Templeton Foreign VIP Subaccount formerly known as Templeton Foreign Securities Subaccount

Franklin Founding Funds Allocation VIP Subaccount formerly known as Franklin Templeton VIP Founding Funds Allocation Subaccount

(b)	Name change was effective June 30, 2014:

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount formerly known as Legg Mason Dynamic Multi-Strategy VIT Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	International Small-Mid Company Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$2,698	$0	$0	$3,693	$0	$2,671	$0
Risk and administrative expense (note 2)	(10,739)	(13,853)	(6,977)	(5,254)	(4,782)	(13,520)	(5,889)

Net investment activity	(8,041)	(13,853)	(6,977)	(1,561)	(4,782)	(10,849)	(5,889)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	28,614	28	14,723	13,946	7,951	32,983	8,939
Unrealized gain (loss)	74,660	0	14,467	27,335	(42,965)	45,888	(49,078)

Net gain (loss) on investments	103,274	28	29,190	41,281	(35,014)	78,871	(40,139)

Net increase (decrease) in contract owners’ equity from operations	$95,233	$(13,825)	$22,213	$39,720	$(39,796)	$68,022	$(46,028)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	Capital Growth Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$0	$0	$20,973	$13,156	$0	$0
Risk and administrative expense (note 2)	(4,540)	(9,167)	(10,440)	(22,127)	(4,084)	(4,438)	(4,100)

Net investment activity	(4,540)	(9,167)	(10,440)	(1,154)	9,072	(4,438)	(4,100)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,115	22,424	29,331	185,876	29,050	15,141	48,521
Unrealized gain (loss)	24,669	49,096	56,095	(8,154)	(5,520)	(6,027)	(40,188)

Net gain (loss) on investments	32,784	71,520	85,426	177,722	23,530	9,114	8,333

Net increase (decrease) in contract owners’ equity from operations	$28,244	$62,353	$74,986	$176,568	$32,602	$4,676	$4,233

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount	Target VIP Subaccount	Bristol Growth Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$2,457	$192	$0	$3,596	$416	$51
Risk and administrative expense (note 2)	(4,087)	(555)	(1,784)	(5,062)	(313)	(181)

Net investment activity	(1,630)	(363)	(1,784)	(1,466)	103	(130)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	59,797	184	2,838	743	485	197
Unrealized gain (loss)	(17,481)	5,150	4,403	15,780	734	1,306

Net gain (loss) on investments	42,316	5,334	7,241	16,523	1,219	1,503

Net increase (decrease) in contract owners’ equity from operations	$40,686	$4,971	$5,457	$15,057	$1,322	$1,373

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Janus Investment Fund - Class S				Wells Fargo Advantage Variable Trust Funds
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	Opportunity Subaccount	Discovery Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$688	$4,288	$466	$13	$0
Risk and administrative expense (note 2)	(3,898)	(1,458)	(3,953)	(1,418)	(319)	(748)

Net investment activity	(3,898)	(770)	335	(952)	(306)	(748)

Reinvested capital gains	54,720	0	9,904	0	0	7,203

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	35,776	7,892	28,849	23	108	392
Unrealized gain (loss)	(57,816)	(1,401)	(20,517)	(15,177)	2,245	(7,413)

Net gain (loss) on investments	(22,040)	6,491	8,332	(15,154)	2,353	(7,021)

Net increase (decrease) in contract owners’ equity from operations	$28,782	$5,721	$18,571	$(16,106)	$2,047	$(566)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Goldman Sachs Variable Insurance Trust				The Universal Institutional Funds, Inc. (Morgan Stanley UIF)
	Large Cap Value Institutional Shares Subaccount	U.S. Equity Insights Institutional Shares Subaccount	Strategic Growth Institutional Shares Subaccount	Global Markets Navigator Service Shares Subaccount	U.S. Real Estate Class I Subaccount	Core Plus Fixed Income Class I Subaccount	Growth Class II Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$7,732	$1,150	$407	$2	$6,610	$2,134	$0
Risk and administrative expense (note 2)	(7,014)	(1,120)	(1,780)	(55)	(6,000)	(925)	(1,419)

Net investment activity	718	30	(1,373)	(53)	610	1,209	(1,419)

Reinvested capital gains	102,139	3,658	21,115	38	0	0	7,690

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,065	8,157	28,768	107	11,600	78	2,886
Unrealized gain (loss)	(53,929)	(111)	(35,510)	54	97,214	2,952	(4,329)

Net gain (loss) on investments	(45,864)	8,046	(6,742)	161	108,814	3,030	(1,443)

Net increase (decrease) in contract owners’ equity from operations	$56,993	$11,734	$13,000	$146	$109,424	$4,239	$4,828

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount	U.S. Small- Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$11,011	$0	$230	$4,097	$90
Risk and administrative expense (note 2)	(8,831)	(7,117)	(427)	(3,402)	(162)

Net investment activity	2,180	(7,117)	(197)	695	(72)

Reinvested capital gains	5,952	88,903	4,117	0	908

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,631	(2,075)	96	8,031	249
Unrealized gain (loss)	(53,615)	(30,565)	45	(23,309)	(874)

Net gain (loss) on investments	(45,984)	(32,640)	141	(15,278)	(625)

Net increase (decrease) in contract owners’ equity from operations	$(37,852)	$49,146	$4,061	$(14,583)	$211

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$320	$13,528	$0	$7,424	$2,973	$13
Risk and administrative expense (note 2)	(21,568)	(23,594)	(9,280)	(4,731)	(2,270)	(4)

Net investment activity	(21,248)	(10,066)	(9,280)	2,693	703	9

Reinvested capital gains	37,608	37,668	0	4,156	11,024	29

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	20,722	60,672	65,590	19,311	1,139	3
Unrealized gain (loss)	35,399	84,008	3,755	(1,531)	27,988	(19)

Net gain (loss) on investments	56,121	144,680	69,345	17,780	29,127	(16)

Net increase (decrease) in contract owners’ equity from operations	$72,481	$172,282	$60,065	$24,629	$40,854	$22

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	MFS® Variable Insurance Trust - Service Class				J.P. Morgan Insurance Trust - Class I
	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$171	$0	$6,057	$399	$4,344
Risk and administrative expense (note 2)	(3,493)	(739)	(2,460)	(4,820)	(3,827)	(7,498)

Net investment activity	(3,493)	(568)	(2,460)	1,237	(3,428)	(3,154)

Reinvested capital gains	55,835	3,446	20,584	9,366	22,839	29,637

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,287	2,387	4,815	7,303	6,620	33,560
Unrealized gain (loss)	(79,795)	111	(10,237)	6,121	(2,241)	11,938

Net gain (loss) on investments	(77,508)	2,498	(5,422)	13,424	4,379	45,498

Net increase (decrease) in contract owners’ equity from operations	$(25,166)	$5,376	$12,702	$24,027	$23,790	$71,981

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short-Term Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$7,496	$20,064	$12,275	$97	$1,359	$3
Risk and administrative expense (note 2)	(7,063)	(12,110)	(6,692)	(336)	(419)	(5)

Net investment activity	433	7,954	5,583	(239)	940	(2)

Reinvested capital gains	0	0	14,002	0	610	1

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,467)	(513)	(4,577)	(623)	57	0
Unrealized gain (loss)	14,446	18,027	(9,626)	(6,228)	(271)	(5)

Net gain (loss) on investments	8,979	17,514	(14,203)	(6,851)	(214)	(5)

Net increase (decrease) in contract owners’ equity from operations	$9,412	$25,468	$5,382	$(7,090)	$1,336	$(6)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Calvert Variable Products, Inc.	Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	VP S&P 500 Index Subaccount	VP SRI Equity Subaccount (note 4)	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2014 (a)	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$665	$61	$473	$989	$0
Risk and administrative expense (note 2)	(382)	(225)	(399)	(10,103)	(4,345)

Net investment activity	283	(164)	74	(9,114)	(4,345)

Reinvested capital gains	3,523	4,058	862	91,129	25,809

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	256	10,172	2,837	23,940	6,290
Unrealized gain (loss)	(118)	(14,512)	(2,249)	(91,317)	(44,552)

Net gain (loss) on investments	138	(4,340)	588	(67,377)	(38,262)

Net increase (decrease) in contract owners’ equity from operations	$3,944	$(446)	$1,524	$14,638	$(16,798)

(a)	Period from April 30, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	The Prudential Series Fund, Inc. - Class II		Legg Mason Partners Variable Equity Trust - Class I
	Jennison Subaccount	Jennison 20/20 Focus Subaccount	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Equity Income Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi- Strategy VIT Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$0	$6,411	$537	$740	$2,226
Risk and administrative expense (note 2)	(937)	(7,103)	(361)	(1,173)	(170)	(1,737)

Net investment activity	(937)	(7,103)	6,050	(636)	570	489

Reinvested capital gains	0	0	19,547	0	2,589	1,463

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,366	7,980	(18,119)	15,114	403	280
Unrealized gain (loss)	5,317	26,307	(5,222)	(3,289)	(2,740)	4,131

Net gain (loss) on investments	6,683	34,287	(23,341)	11,825	(2,337)	4,411

Net increase (decrease) in contract owners’ equity from operations	$5,746	$27,184	$2,256	$11,189	$822	$6,363

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Franklin Templeton Variable Insurance Products Trust				AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)
	Templeton Foreign VIP Class 2 Subaccount	Franklin Flex Cap Growth VIP Class 2 Subaccount	Franklin Income VIP Class 2 Subaccount	Franklin Founding Funds Allocation VIP Class 4 Subaccount	Invesco V.I. International Growth Subaccount	Invesco V.I. Balanced- Risk Allocation Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$5,709	$0	$29,456	$841	$1,179	$0
Risk and administrative expense (note 2)	(4,161)	(3,003)	(8,023)	(560)	(1,067)	(5,615)

Net investment activity	1,548	(3,003)	21,433	281	112	(5,615)

Reinvested capital gains	0	29,987	0	26	0	22,839

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,424	1,418	7,818	14	1,126	2,289
Unrealized gain (loss)	(49,087)	(17,655)	(13,075)	(1,311)	(2,046)	(1,854)

Net gain (loss) on investments	(41,663)	(16,237)	(5,257)	(1,297)	(920)	435

Net increase (decrease) in contract owners’ equity from operations	$(40,115)	$10,747	$16,176	$(990)	$(808)	$17,659

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Neuberger Berman Advisers Management Trust - S Class	ALPS Variable Investors Trust - Class II
	AMT Mid Cap Intrinsic Value Subaccount	Ibbotson Conservative ETF Asset Allocation Subaccount	Ibbotson Income & Growth ETF Asset Allocation Subaccount	Ibbotson Balanced ETF Asset Allocation Subaccount	Ibbotson Growth ETF Asset Allocation Subaccount	Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$277	$1,371	$2,695	$5,359	$2,881	$1,066
Risk and administrative expense (note 2)	(529)	(1,168)	(2,445)	(5,610)	(2,869)	(1,523)

Net investment activity	(252)	203	250	(251)	12	(457)

Reinvested capital gains	1,016	1,969	3,926	6,923	613	811

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	631	101	1,127	5,969	6,384	12,637
Unrealized gain (loss)	3,144	(1,921)	(2,999)	279	(659)	(9,781)

Net gain (loss) on investments	3,775	(1,820)	(1,872)	6,248	5,725	2,856

Net increase (decrease) in contract owners’ equity from operations	$4,539	$352	$2,304	$12,920	$6,350	$3,210

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$147	$1,384	$6,272	$11,437	$385
Risk and administrative expense (note 2)	(861)	(1,916)	(5,513)	(4,963)	(608)

Net investment activity	(714)	(532)	759	6,474	(223)

Reinvested capital gains	4,688	0	10,193	38,639	99

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	458	4,313	7,021	(10,313)	333
Unrealized gain (loss)	2,782	2,751	9,089	(84,417)	6,884

Net gain (loss) on investments	3,240	7,064	16,110	(94,730)	7,217

Net increase (decrease) in contract owners’ equity from operations	$7,214	$6,532	$27,062	$(49,617)	$7,093

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Ivy Funds Variable Insurance			Federated Insurance Series -
	Portfolios, Inc.			Service Shares
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	Kaufmann Fund II Subaccount	Managed Volatility Fund II Subaccount	Managed Volatility Fund II Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,091	$0	$0	$0	$1,290	$2
Risk and administrative expense (note 2)	(2,900)	(454)	(3,053)	(381)	(597)	(1)

Net investment activity	(1,809)	(454)	(3,053)	(381)	693	1

Reinvested capital gains	28,923	0	18,281	3,136	2,717	20

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,799	501	2,271	489	(47)	(4)
Unrealized gain (loss)	(45,846)	(1,446)	(13,687)	(3,260)	(2,336)	(19)

Net gain (loss) on investments	(42,047)	(945)	(11,416)	(2,771)	(2,383)	(23)

Net increase (decrease) in contract owners’ equity from operations	$(14,933)	$(1,399)	$3,812	$(16)	$1,027	$(2)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2014

	Northern Lights Variable Trust - Class II			AllianceBernstein Variable Product Series Fund, Inc. - Class B
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Dynamic Asset Allocation Subaccount	Total Subaccounts
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,423	$3,459	$2,694	$451	$258,315
Risk and administrative expense (note 2)	(2,007)	(3,957)	(4,125)	(1,558)	(389,249)

Net investment activity	(584)	(498)	(1,431)	(1,107)	(130,934)

Reinvested capital gains	1,148	3,925	0	4,498	886,509

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	509	1,958	5,366	91	984,007
Unrealized gain (loss)	1,333	(3,083)	(3,822)	(294)	(320,626)

Net gain (loss) on investments	1,842	(1,125)	1,544	(203)	663,381

Net increase (decrease) in contract owners’ equity from operations	$2,406	$2,302	$113	$3,188	$1,418,956

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,041)	$(3,601)	$(13,853)	$(17,460)	$(6,977)	$(6,662)	$(1,561)	$(1,692)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	28,614	24,411	28	1,804	14,723	7,422	13,946	25,874
Unrealized gain (loss)	74,660	208,375	0	0	14,467	(17,099)	27,335	75,478

Net increase (decrease) in contract owners’ equity from operations	95,233	229,185	(13,825)	(15,656)	22,213	(16,339)	39,720	99,660

Equity transactions:
Contract purchase payments (note 1)	50,148	57,974	431,498	254,796	97,661	57,364	22,717	21,985
Transfers (to) and from other subaccounts	6,338	1,929	94,436	(296,823)	(18,040)	(4,496)	1,300	2,754
Transfers (to) and from fixed dollar contract	172	(11,313)	(4,434)	(56,203)	(4,207)	(7,567)	0	0
Withdrawals, surrenders and death benefit payments	(96,203)	(139,588)	(466,230)	(249,633)	(58,720)	(26,205)	(40,388)	(108,623)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(39,545)	(90,998)	55,270	(347,863)	16,694	19,096	(16,371)	(83,884)

Net change in contract owners’ equity	55,688	138,187	41,445	(363,519)	38,907	2,757	23,349	15,776
Contract owners’ equity:
Beginning of period	806,594	668,407	998,397	1,361,916	499,880	497,123	382,951	367,175

End of period	$862,282	$806,594	$1,039,842	$998,397	$538,787	$499,880	$406,300	$382,951

Change in units:
Beginning units	37,898	42,666	76,361	102,776	23,098	22,229	17,586	21,717

Units purchased	2,594	3,344	69,317	65,827	5,203	2,806	1,060	1,312
Units redeemed	(4,495)	(8,112)	(65,074)	(92,242)	(4,471)	(1,937)	(1,780)	(5,443)

Ending units	35,997	37,898	80,604	76,361	23,830	23,098	16,866	17,586

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount (note 4)	International Small-Mid Company Subaccount
	2014	2013	2014	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,782)	$(5,258)	$(10,849)	$(10,157)	$(6,039)	$(5,889)	$(5,783)
Reinvested capital gains	0	0	0	0	9,869	0	0
Realized gain (loss)	7,951	13,914	32,983	150,901	226,297	8,939	25,754
Unrealized gain (loss)	(42,965)	28,728	45,888	148,011	(67,927)	(49,078)	79,811

Net increase (decrease) in contract owners’ equity from operations	(39,796)	37,384	68,022	288,755	162,200	(46,028)	99,782

Equity transactions:
Contract purchase payments (note 1)	28,680	31,127	55,770	69,538	29,119	48,081	40,235
Transfers (to) and from other subaccounts	(2,099)	11,779	24,683	(10,859)	(468,921)	(122)	1,565
Transfers (to) and from fixed dollar contract	(150)	(13,656)	1,558	(40,664)	(23,538)	96	(4,002)
Withdrawals, surrenders and death benefit payments	(38,951)	(69,034)	(53,898)	(317,878)	(123,715)	(20,959)	(101,988)
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	(12,520)	(39,784)	28,113	(299,863)	(587,055)	27,096	(64,190)

Net change in contract owners’ equity	(52,316)	(2,400)	96,135	(11,108)	(424,855)	(18,932)	35,592
Contract owners’ equity:
Beginning of period	387,277	389,677	951,380	962,488	424,855	449,641	414,049

End of period	$334,961	$387,277	$1,047,515	$951,380	$0	$430,709	$449,641

Change in units:
Beginning units	23,442	25,992	20,100	26,988	15,036	11,964	13,879

Units purchased	1,842	2,770	1,793	1,775	1,171	1,451	1,300
Units redeemed	(2,590)	(5,320)	(1,229)	(8,663)	(16,207)	(681)	(3,215)

Ending units	22,694	23,442	20,664	20,100	0	12,734	11,964

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,540)	$(4,307)	$(9,167)	$(3,357)	$(10,440)	$(9,246)	$(1,154)	$(2,464)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	8,115	27,074	22,424	21,243	29,331	45,423	185,876	137,145
Unrealized gain (loss)	24,669	61,659	49,096	76,661	56,095	148,700	(8,154)	293,210

Net increase (decrease) in contract owners’ equity from operations	28,244	84,426	62,353	94,547	74,986	184,877	176,568	427,891

Equity transactions:
Contract purchase payments (note 1)	32,876	24,080	57,370	30,000	44,965	44,526	396,748	124,978
Transfers (to) and from other subaccounts	516	(54,296)	8,363	447,103	14,073	(54,669)	(59,106)	131,564
Transfers (to) and from fixed dollar contract	(321)	0	(6,221)	(22,200)	(3,496)	(3,641)	(4,743)	(16,087)
Withdrawals, surrenders and death benefit payments	(15,482)	(31,576)	(105,805)	(31,335)	(50,553)	(60,169)	(504,411)	(349,760)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	17,589	(61,792)	(46,293)	423,568	4,989	(73,953)	(171,512)	(109,305)

Net change in contract owners’ equity	45,833	22,634	16,060	518,115	79,975	110,924	5,056	318,586
Contract owners’ equity:
Beginning of period	333,211	310,577	735,044	216,929	747,837	636,913	1,716,893	1,398,307

End of period	$379,044	$333,211	$751,104	$735,044	$827,812	$747,837	$1,721,949	$1,716,893

Change in units:
Beginning units	24,324	29,403	26,721	11,305	22,497	25,042	66,364	70,260

Units purchased	2,531	2,115	2,508	17,966	1,899	1,703	16,393	18,103
Units redeemed	(1,268)	(7,194)	(4,217)	(2,550)	(1,761)	(4,248)	(23,119)	(21,999)

Ending units	25,587	24,324	25,012	26,721	22,635	22,497	59,638	66,364

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$9,072	$3,887	$(4,438)	$(4,850)	$(4,100)	$(4,222)	$(1,630)	$(1,359)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	29,050	5,160	15,141	74,921	48,521	19,404	59,797	2,618
Unrealized gain (loss)	(5,520)	27,208	(6,027)	(49,930)	(40,188)	62,952	(17,481)	75,906

Net increase (decrease) in contract owners’ equity from operations	32,602	36,255	4,676	20,141	4,233	78,134	40,686	77,165

Equity transactions:
Contract purchase payments (note 1)	43,541	16,224	42,871	38,674	42,123	28,823	24,491	19,147
Transfers (to) and from other subaccounts	13,739	101,447	(11,493)	(30,128)	(16,659)	16,962	(95,407)	0
Transfers (to) and from fixed dollar contract	0	73	(1,500)	(5,644)	(5,700)	(21,850)	0	0
Withdrawals, surrenders and death benefit payments	(129,964)	(30,982)	(40,297)	(117,221)	(93,172)	(19,690)	(24,855)	(2,360)
Surrender charges (note 2)	0	0	0	0	0	(237)	0	0

Net equity transactions	(72,684)	86,762	(10,419)	(114,319)	(73,408)	4,008	(95,771)	16,787

Net change in contract owners’ equity	(40,082)	123,017	(5,743)	(94,178)	(69,175)	82,142	(55,085)	93,952
Contract owners’ equity:
Beginning of period	287,665	164,648	321,517	415,695	361,549	279,407	311,564	217,612

End of period	$247,583	$287,665	$315,774	$321,517	$292,374	$361,549	$256,479	$311,564

Change in units:
Beginning units	21,021	14,364	14,316	19,556	21,506	21,361	39,658	37,163

Units purchased	3,921	9,189	2,461	2,444	2,652	2,994	3,348	2,864
Units redeemed	(8,630)	(2,532)	(2,911)	(7,684)	(6,953)	(2,849)	(15,147)	(369)

Ending units	16,312	21,021	13,866	14,316	17,205	21,506	27,859	39,658

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount (note 4)	Balanced Subaccount
	2014	2013	2014	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(363)	$(134)	$(1,784)	$(1,466)	$(98)	$(1,466)	$(996)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	184	163	2,838	22,575	4,264	743	13,349
Unrealized gain (loss)	5,150	7,014	4,403	17,116	(722)	15,780	14,197

Net increase (decrease) in contract owners’ equity from operations	4,971	7,043	5,457	38,225	3,444	15,057	26,550

Equity transactions:
Contract purchase payments (note 1)	5,940	3,186	19,242	21,518	938	42,723	39,137
Transfers (to) and from other subaccounts	6,413	10,026	2,634	(928)	(14,156)	196,732	21,687
Transfers (to) and from fixed dollar contract	2,084	0	0	0	0	(45)	0
Withdrawals, surrenders and death benefit payments	(100)	(378)	(5,101)	(58,127)	(122)	(2,062)	(5,220)
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	14,337	12,834	16,775	(37,537)	(13,340)	237,348	55,604

Net change in contract owners’ equity	19,308	19,877	22,232	688	(9,896)	252,405	82,154
Contract owners’ equity:
Beginning of period	32,568	12,691	120,224	119,536	9,896	247,202	165,048

End of period	$51,876	$32,568	$142,456	$120,224	$0	$499,607	$247,202

Change in units:
Beginning units	1,759	955	7,243	10,001	1,011	15,423	11,711

Units purchased	740	830	1,463	2,393	330	14,510	12,079
Units redeemed	(5)	(26)	(513)	(5,151)	(1,341)	(129)	(8,367)

Ending units	2,494	1,759	8,193	7,243	0	29,804	15,423

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Income Opportunity Subaccount (note 4)	Target VIP Subaccount		Target Equity/Income Subaccount (note 4)	Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2013	2014	2013	2013	2014	2013	2014 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2)	$103	$(21)	$75	$(130)	$(32)	$0
Reinvested capital gains	94	0	0	0	0	0	0
Realized gain (loss)	16	485	12	2,512	197	98	0
Unrealized gain (loss)	(12)	734	1,670	(159)	1,306	1,839	0

Net increase (decrease) in contract owners’ equity from operations	96	1,322	1,661	2,428	1,373	1,905	0

Equity transactions:
Contract purchase payments (note 1)	381	9,632	1,931	7,530	2,456	1,031	11
Transfers (to) and from other subaccounts	(806)	(1,313)	15,217	(15,217)	4,025	5,884	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	(11)
Withdrawals, surrenders and death benefit payments	0	(3,838)	0	(1,208)	(894)	(494)	0
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	(425)	4,481	17,148	(8,895)	5,587	6,421	0

Net change in contract owners’ equity	(329)	5,803	18,809	(6,467)	6,960	8,326	0
Contract owners’ equity:
Beginning of period	329	21,900	3,091	6,467	10,975	2,649	0

End of period	$0	$27,703	$21,900	$0	$17,935	$10,975	$0

Change in units:
Beginning units	30	1,996	380	942	819	270	0

Units purchased	30	852	1,616	938	458	594	1
Units redeemed	(60)	(467)	0	(1,880)	(66)	(45)	(1)

Ending units	0	2,381	1,996	0	1,211	819	0

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Investment Fund - Class S
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,898)	$(3,328)	$(770)	$(1,456)	$335	$239	$(952)	$2,092
Reinvested capital gains	54,720	1,491	0	0	9,904	8,850	0	0
Realized gain (loss)	35,776	8,484	7,892	15,868	28,849	14,581	23	(1,343)
Unrealized gain (loss)	(57,816)	63,306	(1,401)	13,151	(20,517)	29,469	(15,177)	9,454

Net increase (decrease) in contract owners’ equity from operations	28,782	69,953	5,721	27,563	18,571	53,139	(16,106)	10,203

Equity transactions:
Contract purchase payments (note 1)	(232)	0	0	0	(44)	0	(233)	(9)
Transfers (to) and from other subaccounts	(37,215)	(9,066)	0	0	(77,802)	(3,840)	(6,832)	(8,028)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(30,347)	(8,913)	(16,115)	(38,553)	(18,799)	(52,554)	(799)	(46,305)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(67,794)	(17,979)	(16,115)	(38,553)	(96,645)	(56,394)	(7,864)	(54,342)

Net change in contract owners’ equity	(39,012)	51,974	(10,394)	(10,990)	(78,074)	(3,255)	(23,970)	(44,139)
Contract owners’ equity:
Beginning of period	318,712	266,738	116,802	127,792	320,418	323,673	111,791	155,930

End of period	$279,700	$318,712	$106,408	$116,802	$242,344	$320,418	$87,821	$111,791

Change in units:
Beginning units	29,020	31,000	9,839	13,509	16,328	19,412	4,525	6,966

Units purchased	0	0	0	0	0	0	0	0
Units redeemed	(6,082)	(1,980)	(1,347)	(3,670)	(4,749)	(3,084)	(339)	(2,441)

Ending units	22,938	29,020	8,492	9,839	11,579	16,328	4,186	4,525

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Discovery Subaccount
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(306)	$(233)	$(748)	$(658)
Reinvested capital gains	0	0	7,203	1,364
Realized gain (loss)	108	55	392	359
Unrealized gain (loss)	2,245	5,311	(7,413)	15,965

Net increase (decrease) in contract owners’ equity from operations	2,047	5,133	(566)	17,030

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0
Withdrawals, surrenders and death benefit payments	(15)	0	0	0
Surrender charges (note 2)	0	0	0	0

Net equity transactions	(15)	0	0	0

Net change in contract owners’ equity	2,032	5,133	(566)	17,030
Contract owners’ equity:
Beginning of period	22,871	17,738	57,688	40,658

End of period	$24,903	$22,871	$57,122	$57,688

Change in units:
Beginning units	1,009	1,009	3,311	3,311

Units purchased	0	0	0	0
Units redeemed	(1)	0	0	0

Ending units	1,008	1,009	3,311	3,311

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust
	Large Cap Value Institutional Shares Subaccount		U.S. Equity Insights Institutional Shares Subaccount		Strategic Growth Institutional Shares Subaccount		Global Markets Navigator Service Shares Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$718	$(546)	$30	$(56)	$(1,373)	$(1,418)	$(53)	$(27)
Reinvested capital gains	102,139	51,549	3,658	0	21,115	5,837	38	69
Realized gain (loss)	8,065	59,693	8,157	274	28,768	7,240	107	4
Unrealized gain (loss)	(53,929)	15,082	(111)	20,436	(35,510)	28,753	54	159

Net increase (decrease) in contract owners’ equity from operations	56,993	125,778	11,734	20,654	13,000	40,412	146	205

Equity transactions:
Contract purchase payments (note 1)	49,254	43,501	14,143	11,651	15,084	13,788	3,218	893
Transfers (to) and from other subaccounts	(7,532)	(62,432)	(24,038)	0	(63,394)	771	(529)	700
Transfers (to) and from fixed dollar contract	0	(2,178)	0	0	(1,401)	(7,900)	0	0
Withdrawals, surrenders and death benefit payments	(10,153)	(65,326)	(158)	(104)	(18,415)	(17,298)	(894)	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	31,569	(86,435)	(10,053)	11,547	(68,126)	(10,639)	1,795	1,593

Net change in contract owners’ equity	88,562	39,343	1,681	32,201	(55,126)	29,773	1,941	1,798
Contract owners’ equity:
Beginning of period	480,623	441,280	84,860	52,659	169,771	139,998	2,938	1,140

End of period	$569,185	$480,623	$86,541	$84,860	$114,645	$169,771	$4,879	$2,938

Change in units:
Beginning units	29,691	35,836	6,076	5,116	12,577	13,551	257	112

Units purchased	3,996	5,549	956	968	1,074	1,262	280	145
Units redeemed	(2,132)	(11,694)	(1,635)	(8)	(6,076)	(2,236)	(122)	0

Ending units	31,555	29,691	5,397	6,076	7,575	12,577	415	257

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	The Universal Institutional Funds, Inc. (Morgan Stanley UIF)
	U.S. Real Estate Class I Subaccount		Core Plus Fixed Income Class I Subaccount		Growth Class II Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$610	$(1,246)	$1,209	$1,203	$(1,419)	$(759)
Reinvested capital gains	0	0	0	0	7,690	2,574
Realized gain (loss)	11,600	11,029	78	2,035	2,886	852
Unrealized gain (loss)	97,214	(5,315)	2,952	(4,469)	(4,329)	23,809

Net increase (decrease) in contract owners’ equity from operations	109,424	4,468	4,239	(1,231)	4,828	26,476

Equity transactions:
Contract purchase payments (note 1)	48,312	49,301	6,120	9,015	19,202	14,974
Transfers (to) and from other subaccounts	(24,425)	(361)	(2,632)	(62,287)	9,013	0
Transfers (to) and from fixed dollar contract	2,400	0	0	0	1,200	0
Withdrawals, surrenders and death benefit payments	(39,861)	(112,305)	(2,234)	(12,884)	(11,551)	(5,279)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(13,574)	(63,365)	1,254	(66,156)	17,864	9,695

Net change in contract owners’ equity	95,850	(58,897)	5,493	(67,387)	22,692	36,171
Contract owners’ equity:
Beginning of period	412,663	471,560	65,257	132,644	89,574	53,403

End of period	$508,513	$412,663	$70,750	$65,257	$112,266	$89,574

Change in units:
Beginning units	10,690	12,301	5,127	10,250	5,662	4,920

Units purchased	1,830	1,588	461	702	1,836	1,210
Units redeemed	(2,228)	(3,199)	(365)	(5,825)	(719)	(468)

Ending units	10,292	10,690	5,223	5,127	6,779	5,662

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets		U.S. Small-Mid
	Equity		Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,180	$(504)	$(7,117)	$(5,983)	$(197)	$(108)	$695	$245
Reinvested capital gains	5,952	3,717	88,903	56,755	4,117	2,604	0	0
Realized gain (loss)	7,631	23,153	(2,075)	(19,255)	96	7,547	8,031	4,491
Unrealized gain (loss)	(53,615)	(47,233)	(30,565)	97,631	45	(3,879)	(23,309)	33,402

Net increase (decrease) in contract owners’ equity from operations	(37,852)	(20,867)	49,146	129,148	4,061	6,164	(14,583)	38,138

Equity transactions:
Contract purchase payments (note 1)	83,340	93,458	21,870	23,633	5,382	7,441	28,877	23,395
Transfers (to) and from other subaccounts	(33,153)	22,387	4,872	(17,592)	0	0	22,105	33,985
Transfers (to) and from fixed dollar contract	3,750	(19,826)	0	0	(1,400)	(5,200)	(1,300)	(4,000)
Withdrawals, surrenders and death benefit payments	(30,132)	(174,402)	(7,532)	(53,188)	(2)	(4,221)	(35,176)	(10,913)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	23,805	(78,383)	19,210	(47,147)	3,980	(1,980)	14,506	42,467

Net change in contract owners’ equity	(14,047)	(99,250)	68,356	82,001	8,041	4,184	(77)	80,605
Contract owners’ equity:
Beginning of period	629,656	728,906	501,559	419,558	28,436	24,252	258,050	177,445

End of period	$615,609	$629,656	$569,915	$501,559	$36,477	$28,436	$257,973	$258,050

Change in units:
Beginning units	17,561	19,809	16,918	18,888	1,863	2,008	16,726	13,705

Units purchased	2,781	4,496	941	935	337	544	3,435	4,964
Units redeemed	(2,095)	(6,744)	(311)	(2,905)	(89)	(689)	(2,470)	(1,943)

Ending units	18,247	17,561	17,548	16,918	2,111	1,863	17,691	16,726

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement
	Series, Inc. -		Fidelity® Variable Insurance Products Fund -
	Service Shares		Service Class 2
	Global Dynamic
	Multi Asset		VIP Mid Cap		VIP Contrafund®
	Subaccount		Subaccount		Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(72)	$(67)	$(21,248)	$(14,759)	$(10,066)	$(9,885)
Reinvested capital gains	908	192	37,608	181,461	37,668	453
Realized gain (loss)	249	18	20,722	66,521	60,672	133,707
Unrealized gain (loss)	(874)	971	35,399	177,211	84,008	311,651

Net increase (decrease) in contract owners’ equity from operations	211	1,114	72,481	410,434	172,282	435,926

Equity transactions:
Contract purchase payments (note 1)	7,573	1,841	149,062	144,126	156,745	180,088
Transfers (to) and from other subaccounts	0	4,299	4,100	58,588	6,329	(24,652)
Transfers (to) and from fixed dollar contract	0	0	(4,987)	(41,462)	(3,476)	(54,629)
Withdrawals, surrenders and death benefit payments	(771)	0	(94,478)	(250,949)	(148,747)	(411,312)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	6,802	6,140	53,697	(89,697)	10,851	(310,505)

Net change in contract owners’ equity	7,013	7,254	126,178	320,737	183,133	125,421
Contract owners’ equity:
Beginning of period	9,635	2,381	1,571,628	1,250,891	1,716,382	1,590,961

End of period	$16,648	$9,635	$1,697,806	$1,571,628	$1,899,515	$1,716,382

Change in units:
Beginning units	780	227	48,691	51,954	92,641	110,954

Units purchased	610	559	5,372	9,774	10,125	20,318
Units redeemed	(60)	(6)	(3,785)	(13,037)	(9,702)	(38,631)

Ending units	1,330	780	50,278	48,691	93,064	92,641

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
							VIP Target
	VIP Growth		VIP Equity-Income		VIP Real Estate		Volatility
	Subaccount		Subaccount		Subaccount		Subaccount
	2014	2013	2014	2013	2014	2013	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,280)	$(8,653)	$2,693	$3,301	$703	$879	$9
Reinvested capital gains	0	446	4,156	23,305	11,024	6,248	29
Realized gain (loss)	65,590	65,573	19,311	23,296	1,139	455	3
Unrealized gain (loss)	3,755	140,014	(1,531)	28,843	27,988	(11,625)	(19)

Net increase (decrease) in contract owners’ equity from operations	60,065	197,380	24,629	78,745	40,854	(4,043)	22

Equity transactions:
Contract purchase payments (note 1)	101,610	104,172	45,767	38,906	36,687	16,261	1,487
Transfers (to) and from other subaccounts	(42,210)	(130,422)	739	67,526	4,691	77,081	0
Transfers (to) and from fixed dollar contract	(3,428)	(791)	0	(32,085)	2,976	0	0
Withdrawals, surrenders and death benefit payments	(131,225)	(81,466)	(158,654)	(106,479)	(11,057)	(3,206)	(140)
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	(75,253)	(108,507)	(112,148)	(32,132)	33,297	90,136	1,347

Net change in contract owners’ equity	(15,188)	88,873	(87,519)	46,613	74,151	86,093	1,369
Contract owners’ equity:
Beginning of period	724,293	635,420	370,942	324,329	133,334	47,241	0

End of period	$709,105	$724,293	$283,423	$370,942	$207,485	$133,334	$1,369

Change in units:
Beginning units	70,450	82,937	20,758	22,891	7,875	2,797	0

Units purchased	9,902	17,537	2,731	11,014	2,371	6,437	140
Units redeemed	(17,383)	(30,024)	(8,671)	(13,147)	(678)	(1,359)	(13)

Ending units	62,969	70,450	14,818	20,758	9,568	7,875	127

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	MFS® Variable Insurance Trust - Service Class
	New Discovery		Investors Growth		Mid Cap Growth		Total Return
	Subaccount		Stock Subaccount		Subaccount		Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,493)	$(2,963)	$(568)	$(448)	$(2,460)	$(2,011)	$1,237	$851
Reinvested capital gains	55,835	2,090	3,446	1,475	20,584	600	9,366	0
Realized gain (loss)	2,287	6,521	2,387	4,181	4,815	3,647	7,303	16,880
Unrealized gain (loss)	(79,795)	61,408	111	6,881	(10,237)	43,638	6,121	41,735

Net increase (decrease) in contract owners’ equity from operations	(25,166)	67,056	5,376	12,089	12,702	45,874	24,027	59,466

Equity transactions:
Contract purchase payments (note 1)	26,931	22,112	11,215	7,316	19,404	16,438	37,021	34,989
Transfers (to) and from other subaccounts	594	122,480	9,005	(2,059)	0	0	24,369	1,243
Transfers (to) and from fixed dollar contract	(1,216)	(3,000)	0	0	0	0	(1,750)	(4,550)
Withdrawals, surrenders and death benefit payments	(22,341)	(32,457)	(10,839)	(15,506)	(16,640)	(22,249)	(33,460)	(116,768)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	3,968	109,135	9,381	(10,249)	2,764	(5,811)	26,180	(85,086)

Net change in contract owners’ equity	(21,198)	176,191	14,757	1,840	15,466	40,063	50,207	(25,620)
Contract owners’ equity:
Beginning of period	277,065	100,874	47,922	46,082	176,504	136,441	357,458	383,078

End of period	$255,867	$277,065	$62,679	$47,922	$191,970	$176,504	$407,665	$357,458

Change in units:
Beginning units	11,746	5,959	2,927	3,612	13,852	14,498	21,036	26,412

Units purchased	1,366	7,575	1,211	510	1,540	1,507	3,571	2,290
Units redeemed	(1,227)	(1,788)	(646)	(1,195)	(1,326)	(2,153)	(2,142)	(7,666)

Ending units	11,885	11,746	3,492	2,927	14,066	13,852	22,465	21,036

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

					PIMCO Variable Insurance Trust -
	J.P. Morgan Insurance Trust - Class I				Administrative Shares
	Small Cap Core		Mid Cap Value		Real Return		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,428)	$(1,842)	$(3,154)	$(1,692)	$433	$523	$7,954	$8,901
Reinvested capital gains	22,839	0	29,637	5,207	0	4,590	0	8,285
Realized gain (loss)	6,620	12,155	33,560	49,096	(5,467)	15,182	(513)	13,101
Unrealized gain (loss)	(2,241)	69,953	11,938	77,952	14,446	(103,341)	18,027	(69,498)

Net increase (decrease) in contract owners’ equity from operations	23,790	80,266	71,981	130,563	9,412	(83,046)	25,468	(39,211)

Equity transactions:
Contract purchase payments (note 1)	28,258	23,302	57,660	56,798	76,751	90,760	111,619	132,981
Transfers (to) and from other subaccounts	4,409	968	22,508	(31,394)	(33,039)	(32,514)	(14,724)	(104,032)
Transfers (to) and from fixed dollar contract	0	0	1,384	(7,734)	(1,800)	(12,045)	0	(7,320)
Withdrawals, surrenders and death benefit payments	(10,691)	(25,666)	(77,945)	(79,899)	(78,680)	(288,845)	(98,381)	(228,466)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	21,976	(1,396)	3,607	(62,229)	(36,768)	(242,644)	(1,486)	(206,837)

Net change in contract owners’ equity	45,766	78,870	75,588	68,334	(27,356)	(325,690)	23,982	(246,048)
Contract owners’ equity:
Beginning of period	276,471	197,601	530,932	462,598	527,456	853,146	907,035	1,153,083

End of period	$322,237	$276,471	$606,520	$530,932	$500,100	$527,456	$931,017	$907,035

Change in units:
Beginning units	11,116	11,155	16,202	18,428	33,303	48,249	55,790	68,607

Units purchased	1,313	1,160	2,467	2,234	5,716	9,954	10,464	11,028
Units redeemed	(447)	(1,199)	(2,372)	(4,460)	(7,978)	(24,900)	(10,599)	(23,845)

Ending units	11,982	11,116	16,297	16,202	31,041	33,303	55,655	55,790

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares
			CommodityRealReturn®		Global Diversified		Short-
	Global Bond		Strategy		Allocation		Term
	Subaccount		Subaccount		Subaccount		Subaccount
	2014	2013	2014	2013	2014	2013	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,583	$(1,546)	$(239)	$10	$940	$635	$(2)
Reinvested capital gains	14,002	3,515	0	0	610	728	1
Realized gain (loss)	(4,577)	(10,174)	(623)	(80)	57	3	0
Unrealized gain (loss)	(9,626)	(51,071)	(6,228)	(2,598)	(271)	(353)	(5)

Net increase (decrease) in contract owners’ equity from operations	5,382	(59,276)	(7,090)	(2,668)	1,336	1,013	(6)

Equity transactions:
Contract purchase payments (note 1)	59,664	60,806	4,643	2,512	12,188	8,184	1,282
Transfers (to) and from other subaccounts	(29,212)	(99,097)	9,311	9,454	(834)	11,935	0
Transfers (to) and from fixed dollar contract	(1,426)	(3,910)	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(56,286)	(58,986)	(1,071)	(135)	(771)	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	(27,260)	(101,187)	12,883	11,831	10,583	20,119	1,282

Net change in contract owners’ equity	(21,878)	(160,463)	5,793	9,163	11,919	21,132	1,276
Contract owners’ equity:
Beginning of period	499,064	659,527	21,668	12,505	24,722	3,590	0

End of period	$477,186	$499,064	$27,461	$21,668	$36,641	$24,722	$1,276

Change in units:
Beginning units	29,940	35,731	2,218	1,077	2,245	358	0

Units purchased	3,867	9,024	1,628	1,171	1,078	1,887	129
Units redeemed	(5,436)	(14,815)	(354)	(30)	(138)	0	0

Ending units	28,371	29,940	3,492	2,218	3,185	2,245	129

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

				Dreyfus Variable
	Calvert Variable	Calvert Variable		Investment Fund -
	Products, Inc.	Series, Inc.		Service Shares
		VP SRI Equity
	VP S&P 500 Index	Subaccount		Appreciation
	Subaccount	(note 4)		Subaccount
	2014(b)	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$283	$(164)	$(605)	$74	$121
Reinvested capital gains	3,523	4,058	3,094	862	65
Realized gain (loss)	256	10,172	3,125	2,837	531
Unrealized gain (loss)	(118)	(14,512)	6,691	(2,249)	4,275

Net increase (decrease) in contract owners’ equity from operations	3,944	(446)	12,305	1,524	4,992

Equity transactions:
Contract purchase payments (note 1)	0	1,290	3,987	6,457	7,206
Transfers (to) and from other subaccounts	43,637	(49,706)	2,754	0	450
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(4,916)	(3,133)	(12,199)	(16,499)	(3,619)
Surrender charges (note 2)	0	0	0	0	0

Net equity transactions	38,721	(51,549)	(5,458)	(10,042)	4,037

Net change in contract owners’ equity	42,665	(51,995)	6,847	(8,518)	9,029
Contract owners’ equity:
Beginning of period	0	51,995	45,148	33,527	24,498

End of period	$42,665	$0	$51,995	$25,009	$33,527

Change in units:
Beginning units	0	4,399	4,939	1,692	1,474

Units purchased	3,728	110	664	318	423
Units redeemed	(401)	(4,509)	(1,204)	(824)	(205)

Ending units	3,327	0	4,399	1,186	1,692

(b)	Period from April 30, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Royce Capital Fund - Investment Class				The Prudential Series Fund, Inc. - Class II
	Small-Cap		Micro-Cap		Jennison		Jennison 20/20 Focus
	Subaccount		Subaccount		Subaccount		Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,114)	$(2,499)	$(4,345)	$(3,056)	$(937)	$(718)	$(7,103)	$(6,497)
Reinvested capital gains	91,129	39,921	25,809	8,631	0	0	0	0
Realized gain (loss)	23,940	86,842	6,290	12,832	1,366	2,240	7,980	47,891
Unrealized gain (loss)	(91,317)	90,092	(44,552)	41,472	5,317	14,888	26,307	79,173

Net increase (decrease) in contract owners’ equity from operations	14,638	214,356	(16,798)	59,879	5,746	16,410	27,184	120,567

Equity transactions:
Contract purchase payments (note 1)	88,722	101,278	38,593	44,817	15,193	7,000	51,064	52,547
Transfers (to) and from other subaccounts	(15,524)	40,992	1,283	(121,136)	0	0	(1,393)	(63,597)
Transfers (to) and from fixed dollar contract	1,950	(43,580)	1,526	(2,550)	0	0	0	(1,722)
Withdrawals, surrenders and death benefit payments	(48,878)	(251,764)	(38,013)	(73,779)	(1,000)	(7,836)	(12,548)	(89,255)
Surrender charges (note 2)	0	(1,065)	0	0	0	0	0	0

Net equity transactions	26,270	(154,139)	3,389	(152,648)	14,193	(836)	37,123	(102,027)

Net change in contract owners’ equity	40,908	60,217	(13,409)	(92,769)	19,939	15,574	64,307	18,540
Contract owners’ equity:
Beginning of period	754,080	693,863	341,862	434,631	61,284	45,710	492,580	474,040

End of period	$794,988	$754,080	$328,453	$341,862	$81,223	$61,284	$556,887	$492,580

Change in units:
Beginning units	23,145	28,316	12,481	18,943	2,933	2,960	20,879	25,645

Units purchased	3,637	6,206	1,909	1,974	707	406	2,352	2,613
Units redeemed	(2,828)	(11,377)	(1,785)	(8,436)	(44)	(433)	(810)	(7,379)

Ending units	23,954	23,145	12,605	12,481	3,596	2,933	22,421	20,879

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable						QS Legg Mason
	All Cap Value		ClearBridge Variable		ClearBridge Variable		Dynamic
	Subaccount (note 4)		Equity Income Subaccount		Large Cap Value Subaccount		Multi-Strategy VIT Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,050	$40	$(636)	$537	$570	$39	$489	$14
Reinvested capital gains	19,547	1,794	0	0	2,589	384	1,463	151
Realized gain (loss)	(18,119)	143	15,114	18	403	100	280	108
Unrealized gain (loss)	(5,222)	3,784	(3,289)	4,792	(2,740)	1,225	4,131	9,933

Net increase (decrease) in contract owners’ equity from operations	2,256	5,761	11,189	5,347	822	1,748	6,363	10,206

Equity transactions:
Contract purchase payments (note 1)	3,162	4,044	27,897	1,426	3,720	2,466	17,026	13,042
Transfers (to) and from other subaccounts	(31,737)	0	4,007	63,352	31,737	0	14,766	79,351
Transfers (to) and from fixed dollar contract	0	0	0	0	(5)	0	0	7,481
Withdrawals, surrenders and death benefit payments	(393)	(523)	(103,924)	0	(1,742)	(308)	(781)	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(28,968)	3,521	(72,020)	64,778	33,710	2,158	31,011	99,874

Net change in contract owners’ equity	(26,712)	9,282	(60,831)	70,125	34,532	3,906	37,374	110,080
Contract owners’ equity:
Beginning of period	26,712	17,430	74,465	4,340	8,734	4,828	112,336	2,256

End of period	$0	$26,712	$13,634	$74,465	$43,266	$8,734	$149,710	$112,336

Change in units:
Beginning units	1,668	1,419	5,793	420	506	366	9,472	222

Units purchased	193	288	2,391	5,373	1,863	160	2,582	9,335
Units redeemed	(1,861)	(39)	(7,238)	0	(93)	(20)	(62)	(85)

Ending units	0	1,668	946	5,793	2,276	506	11,992	9,472

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Franklin Templeton Variable Insurance Products Trust
	Templeton Foreign VIP Class 2 Subaccount		Franklin Flex Cap Growth VIP Class 2 Subaccount		Franklin Income VIP Class 2 Subaccount		Franklin Founding Funds Allocation VIP Class 4 Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,548	$4,459	$(3,003)	$(2,001)	$21,433	$26,442	$281	$845
Reinvested capital gains	0	0	29,987	386	0	0	26	1,724
Realized gain (loss)	7,424	34,838	1,418	508	7,818	11,140	14	196
Unrealized gain (loss)	(49,087)	21,408	(17,655)	47,947	(13,075)	25,192	(1,311)	44

Net increase (decrease) in contract owners’ equity from operations	(40,115)	60,705	10,747	46,840	16,176	62,774	(990)	2,809

Equity transactions:
Contract purchase payments (note 1)	42,913	34,596	31,284	25,894	79,989	77,788	5,839	3,465
Transfers (to) and from other subaccounts	3,131	(18,699)	7,877	29,505	(22,960)	(29,371)	32,516	14,533
Transfers (to) and from fixed dollar contract	0	(4,905)	0	37	(2,726)	21,089	0	0
Withdrawals, surrenders and death benefit payments	(21,551)	(80,263)	(5,432)	(788)	(26,175)	(77,412)	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	24,493	(69,271)	33,729	54,648	28,128	(7,906)	38,355	17,998

Net change in contract owners’ equity	(15,622)	(8,566)	44,476	101,488	44,304	54,868	37,365	20,807
Contract owners’ equity:
Beginning of period	309,971	318,537	202,420	100,932	561,634	506,766	29,500	8,693

End of period	$294,349	$309,971	$246,896	$202,420	$605,938	$561,634	$66,865	$29,500

Change in units:
Beginning units	19,122	23,842	11,769	7,960	34,806	35,308	1,980	712

Units purchased	3,986	5,174	2,250	3,870	6,167	7,341	2,447	1,357
Units redeemed	(2,400)	(9,894)	(307)	(61)	(4,593)	(7,843)	0	(89)

Ending units	20,708	19,122	13,712	11,769	36,380	34,806	4,427	1,980

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Subaccount		Invesco V.I. Balanced-Risk Allocation Subaccount
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$112	$(105)	$(5,615)	$425
Reinvested capital gains	0	0	22,839	12,363
Realized gain (loss)	1,126	110	2,289	5,534
Unrealized gain (loss)	(2,046)	8,431	(1,854)	(20,027)

Net increase (decrease) in contract owners’ equity from operations	(808)	8,436	17,659	(1,705)

Equity transactions:
Contract purchase payments (note 1)	16,540	15,028	45,628	122,151
Transfers (to) and from other subaccounts	13,135	0	(29,960)	4,629
Transfers (to) and from fixed dollar contract	0	0	0	(19,262)
Withdrawals, surrenders and death benefit payments	(8,377)	(681)	(10,535)	(54,487)
Surrender charges (note 2)	0	0	0	0

Net equity transactions	21,298	14,347	5,133	53,031

Net change in contract owners’ equity	20,490	22,783	22,792	51,326
Contract owners’ equity:
Beginning of period	63,165	40,382	398,035	346,709

End of period	$83,655	$63,165	$420,827	$398,035

Change in units:
Beginning units	6,996	5,239	38,675	33,710

Units purchased	3,306	1,842	5,129	25,410
Units redeemed	(920)	(85)	(4,601)	(20,445)

Ending units	9,382	6,996	39,203	38,675

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Neuberger Berman Advisers Management Trust - S Class		ALPS Variable Investors Trust - Class II
	AMT Mid Cap Intrinsic Value Subaccount		Ibbotson Conservative ETF Asset Allocation Subaccount		Ibbotson Income & Growth ETF Asset Allocation Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(252)	$(137)	$203	$(148)	$250	$261
Reinvested capital gains	1,016	0	1,969	549	3,926	932
Realized gain (loss)	631	6,483	101	718	1,127	542
Unrealized gain (loss)	3,144	3,846	(1,921)	(712)	(2,999)	3,380

Net increase (decrease) in contract owners’ equity from operations	4,539	10,192	352	407	2,304	5,115

Equity transactions:
Contract purchase payments (note 1)	3,803	2,522	83,273	28,766	129,536	30,307
Transfers (to) and from other subaccounts	0	337	18,481	0	3,019	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(5,157)	(2,229)	(11,606)	(40,443)	(2,570)	(6,219)
Surrender charges (note 2)	0	0	0	(7)	0	0

Net equity transactions	(1,354)	630	90,148	(11,684)	129,985	24,088

Net change in contract owners’ equity	3,185	10,822	90,500	(11,277)	132,289	29,203
Contract owners’ equity:
Beginning of period	39,631	28,809	46,592	57,869	104,394	75,191

End of period	$42,816	$39,631	$137,092	$46,592	$236,683	$104,394

Change in units:
Beginning units	2,882	2,826	4,163	5,233	9,245	7,052

Units purchased	265	265	8,959	2,595	12,862	2,761
Units redeemed	(368)	(209)	(1,041)	(3,665)	(1,542)	(568)

Ending units	2,779	2,882	12,081	4,163	20,565	9,245

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	ALPS Variable Investors Trust - Class II
	Ibbotson Balanced ETF Asset Allocation Subaccount		Ibbotson Growth ETF Asset Allocation Subaccount		Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(251)	$274	$12	$(57)	$(457)	$(440)
Reinvested capital gains	6,923	2,013	613	216	811	1,167
Realized gain (loss)	5,969	11,388	6,384	5,180	12,637	16,287
Unrealized gain (loss)	279	22,627	(659)	15,982	(9,781)	7,982

Net increase (decrease) in contract owners’ equity from operations	12,920	36,302	6,350	21,321	3,210	24,996

Equity transactions:
Contract purchase payments (note 1)	104,580	155,198	101,270	34,249	35,278	36,301
Transfers (to) and from other subaccounts	6,449	11,540	48,296	(4,835)	(28,056)	(7,641)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(45,643)	(100,156)	(30,222)	(8,401)	(62,969)	(34,865)
Surrender charges (note 2)	0	(179)	0	0	0	0

Net equity transactions	65,386	66,403	119,344	21,013	(55,747)	(6,205)

Net change in contract owners’ equity	78,306	102,705	125,694	42,334	(52,537)	18,791
Contract owners’ equity:
Beginning of period	390,810	288,105	178,459	136,125	165,091	146,300

End of period	$469,116	$390,810	$304,153	$178,459	$112,554	$165,091

Change in units:
Beginning units	34,284	27,895	15,938	13,980	15,317	15,819

Units purchased	9,641	16,992	13,248	4,039	3,524	3,636
Units redeemed	(4,016)	(10,603)	(2,861)	(2,081)	(8,711)	(4,138)

Ending units	39,909	34,284	26,325	15,938	10,130	15,317

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(714)	$(338)	$(532)	$(207)	$759	$310	$6,474	$6,252
Reinvested capital gains	4,688	0	0	0	10,193	23,805	38,639	0
Realized gain (loss)	458	2,034	4,313	3,313	7,021	12,135	(10,313)	(14,083)
Unrealized gain (loss)	2,782	11,215	2,751	18,511	9,089	31,835	(84,417)	48,131

Net increase (decrease) in contract owners’ equity from operations	7,214	12,911	6,532	21,617	27,062	68,085	(49,617)	40,300

Equity transactions:
Contract purchase payments (note 1)	9,109	5,900	20,063	16,250	58,088	50,036	66,388	69,413
Transfers (to) and from other subaccounts	560	(2,408)	(14,002)	23,360	(33,612)	17,581	(57,480)	(30,732)
Transfers (to) and from fixed dollar contract	0	0	0	0	(7,040)	(4,505)	774	1,007
Withdrawals, surrenders and death benefit payments	(794)	(3,017)	(1,966)	(6,332)	(23,767)	(73,359)	(13,658)	(49,314)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	8,875	475	4,095	33,278	(6,331)	(10,247)	(3,976)	(9,626)

Net change in contract owners’ equity	16,089	13,386	10,627	54,895	20,731	57,838	(53,593)	30,674
Contract owners’ equity:
Beginning of period	57,029	43,643	131,395	76,500	418,170	360,332	365,583	334,909

End of period	$73,118	$57,029	$142,022	$131,395	$438,901	$418,170	$311,990	$365,583

Change in units:
Beginning units	2,818	2,766	6,804	5,006	24,670	25,128	24,707	25,522

Units purchased	466	497	1,292	2,186	3,530	7,485	4,817	5,768
Units redeemed	(36)	(445)	(1,142)	(388)	(3,955)	(7,943)	(5,212)	(6,583)

Ending units	3,248	2,818	6,954	6,804	24,245	24,670	24,312	24,707

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares		Ivy Funds Variable Insurance Portfolios, Inc.
	INTECH U.S. Low Volatility Subaccount		VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(223)	$64	$(1,809)	$291	$(454)	$(555)	$(3,053)	$(1,393)
Reinvested capital gains	99	51	28,923	0	0	0	18,281	2,669
Realized gain (loss)	333	70	3,799	29,832	501	(4,268)	2,271	8,637
Unrealized gain (loss)	6,884	483	(45,846)	22,570	(1,446)	7,544	(13,687)	35,146

Net increase (decrease) in contract owners’ equity from operations	7,093	668	(14,933)	52,693	(1,399)	2,721	3,812	45,059

Equity transactions:
Contract purchase payments (note 1)	13,639	21,058	35,972	31,344	4,752	7,669	43,418	18,803
Transfers (to) and from other subaccounts	6,515	11,319	(47,814)	(30,831)	(22,500)	(21,018)	20,881	96,354
Transfers (to) and from fixed dollar contract	0	0	(2,457)	19,393	2,975	0	0	0
Withdrawals, surrenders and death benefit payments	(150)	0	(5,330)	(104,085)	(1,340)	(6,569)	(3,829)	(36,380)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	20,004	32,377	(19,629)	(84,179)	(16,113)	(19,918)	60,470	78,777

Net change in contract owners’ equity	27,097	33,045	(34,562)	(31,486)	(17,512)	(17,197)	64,282	123,836
Contract owners’ equity:
Beginning of period	33,045	0	225,147	256,633	37,064	54,261	189,928	66,092

End of period	$60,142	$33,045	$190,585	$225,147	$19,552	$37,064	$254,210	$189,928

Change in units:
Beginning units	2,695	0	16,086	22,638	3,830	5,965	8,989	4,827

Units purchased	1,540	2,949	2,900	6,096	784	820	3,402	7,067
Units redeemed	(11)	(254)	(4,418)	(12,648)	(2,259)	(2,955)	(541)	(2,905)

Ending units	4,224	2,695	14,568	16,086	2,355	3,830	11,850	8,989

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Federated Insurance Series - Service Shares
	Kaufmann Fund II Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Subaccount
	2014	2013	2014	2013	2014	2013 (c)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(381)	$(247)	$693	$414	$1	$0
Reinvested capital gains	3,136	1,396	2,717	0	20	0
Realized gain (loss)	489	39	(47)	1,059	(4)	0
Unrealized gain (loss)	(3,260)	4,748	(2,336)	2,176	(19)	0

Net increase (decrease) in contract owners’ equity from operations	(16)	5,936	1,027	3,649	(2)	0

Equity transactions:
Contract purchase payments (note 1)	13,609	6,504	12,073	17,508	81	39
Transfers (to) and from other subaccounts	(19,982)	1,103	8,338	13,674	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(1,171)	0	(141)	(2,238)	0	0
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(7,544)	7,607	20,270	28,944	81	39

Net change in contract owners’ equity	(7,560)	13,543	21,297	32,593	79	39
Contract owners’ equity:
Beginning of period	26,291	12,748	37,342	4,749	39	0

End of period	$18,731	$26,291	$58,639	$37,342	$118	$39

Change in units:
Beginning units	1,619	1,082	3,015	461	4	0

Units purchased	817	537	1,614	4,224	8	4
Units redeemed	(1,368)	0	(11)	(1,670)	0	0

Ending units	1,068	1,619	4,618	3,015	12	4

(c)	Period from November 1, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(584)	$(568)	$(498)	$(596)	$(1,431)	$(1,139)
Reinvested capital gains	1,148	0	3,925	0	0	0
Realized gain (loss)	509	570	1,958	729	5,366	16,409
Unrealized gain (loss)	1,333	5,718	(3,083)	10,927	(3,822)	26,047

Net increase (decrease) in contract owners’ equity from operations	2,406	5,720	2,302	11,060	113	41,317

Equity transactions:
Contract purchase payments (note 1)	18,933	17,815	14,431	12,155	33,950	49,076
Transfers (to) and from other subaccounts	(1,402)	79,428	208,013	87,832	10,000	36,868
Transfers (to) and from fixed dollar contract	0	7,481	0	7,481	775	(64,775)
Withdrawals, surrenders and death benefit payments	(846)	(3,022)	(28,759)	0	(29,973)	(93)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	16,685	101,702	193,685	107,468	14,752	21,076

Net change in contract owners’ equity	19,091	107,422	195,987	118,528	14,865	62,393
Contract owners’ equity:
Beginning of period	139,132	31,710	150,568	32,040	297,137	234,744

End of period	$158,223	$139,132	$346,555	$150,568	$312,002	$297,137

Change in units:
Beginning units	12,814	3,110	13,326	3,145	25,571	23,113

Units purchased	1,931	12,362	19,382	12,318	3,802	13,842
Units redeemed	(414)	(2,658)	(2,471)	(2,137)	(2,512)	(11,384)

Ending units	14,331	12,814	30,237	13,326	26,861	25,571

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Dynamic Asset Allocation Subaccount		Total Subaccounts	Total Subaccounts
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,107)	$(702)	$(130,934)	$(107,773)
Reinvested capital gains	4,498	286	886,509	484,965
Realized gain (loss)	91	105	984,007	1,690,838
Unrealized gain (loss)	(294)	6,073	(320,626)	2,833,038

Net increase (decrease) in contract owners’ equity from operations	3,188	5,762	1,418,956	4,901,068

Equity transactions:
Contract purchase payments (note 1)	26,577	11,704	4,043,544	3,336,227
Transfers (to) and from other subaccounts	0	75,047	0	0
Transfers (to) and from fixed dollar contract	0	7,481	(41,620)	(502,771)
Withdrawals, surrenders and death benefit payments	(63)	0	(3,500,094)	(5,299,576)
Surrender charges (note 2)	0	0	0	(1,488)

Net equity transactions	26,514	94,232	501,830	(2,467,608)

Net change in contract owners’ equity	29,702	99,994	1,920,786	2,433,460
Contract owners’ equity:
Beginning of period	101,173	1,179	28,224,769	25,791,309

End of period	$130,875	$101,173	$30,145,555	$28,224,769

Change in units:
Beginning units	9,024	116	1,536,963	1,629,745

Units purchased	2,335	9,110	360,719	480,824
Units redeemed	(6)	(202)	(325,395)	(573,606)

Ending units	11,353	9,024	1,572,287	1,536,963

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2014

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account D (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for group variable annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, and Bristol Growth

Janus Investment Fund - Class S: Janus, Global Research, Balanced, and Overseas

Wells Fargo Advantage Variable Trust Funds: Opportunity and Discovery

Goldman Sachs Variable Insurance Trust: Large Cap Value Institutional Shares, U.S. Equity Insights Institutional Shares, Strategic Growth Institutional Shares, and Global Markets Navigator Service Shares

The Universal Institutional Funds, Inc. (Morgan Stanley UIF): U.S. Real Estate Class I, Core Plus Fixed Income Class I, and Growth Class II

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, and VIP Real Estate

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, and Short-Term

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Prudential Series Fund, Inc. - Class II: Jennison and Jennison 20/20 Focus

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Equity Income, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Franklin Templeton Variable Insurance Products Trust, Inc.: Templeton Foreign VIP Class 2, Franklin Flex Cap Growth VIP Class 2, Franklin Income VIP Class 2, and Franklin Founding Funds Allocation VIP Class 4

AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds): Invesco V.I. International Growth and Invesco V.I. Balanced-Risk Allocation

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

ALPS Variable Investors Trust - Class II: Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Federated Insurance Series - Service Shares: Kaufmann Fund II, Managed Volatility Fund II, and Managed Tail Risk Fund II

Northern Lights Variable Trust - Class II: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Dynamic Asset Allocation

The underlying mutual funds (“the funds”) in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $24.3 million and $19.8 million for the periods ended December 31, 2014 and 2013, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2014.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

Effective March 27, 2015, the Investors Growth Stock Series – Service Class of MFS® Variable Insurance Trust merged into the Massachusetts Investors Growth Stock Portfolio — Service Class of MFS® Variable Insurance Trust II.

The Account has evaluated for possible subsequent events through April 8, 2015, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fees, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement Advantage
Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Transfer Fee – per transfer A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived).	$5
Sales Charge made from purchase payments	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant.

7% of surrender value in the first year to 0% in the eighth year
State Premium Taxes For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for the product listed above.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Taxes are the responsibility of the contract owner upon surrender or withdrawal. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio — Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio — Class I of Legg Mason Partners Variable Equity Trust.

Effective April 30, 2014, the Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc. was merged into the Calvert VP S&P 500 Index Portfolio of Calvert Variable Products, Inc.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$30,145,555	$0	$0	$30,145,555

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2014.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$59,357	$106,943
Money Market Subaccount	892,787	851,370
Bond Subaccount	116,380	106,663
Omni Subaccount	27,709	45,641
International Subaccount	28,956	46,258
Capital Appreciation Subaccount	85,982	68,718
International Small-Mid Company Subaccount	51,261	30,054
Aggressive Growth Subaccount	32,876	19,827
Small Cap Growth Subaccount	67,350	122,810
Mid Cap Opportunity Subaccount	63,867	69,318
S&P 500® Index Subaccount	468,679	641,345
Strategic Value Subaccount	70,437	134,049
High Income Bond Subaccount	56,293	71,150
Capital Growth Subaccount	42,464	119,972
Nasdaq-100® Index Subaccount	30,217	127,618
Bristol Subaccount	14,629	655
Bryton Growth Subaccount	25,275	10,284
Balanced Subaccount	243,051	7,169
Target VIP Subaccount	10,048	5,464
Bristol Growth Subaccount	6,533	1,076
Risk Managed Balanced Subaccount	11	11
Janus Investment Fund - Class S:
Janus Subaccount	54,488	71,460
Global Research Subaccount	688	17,573
Balanced Subaccount	14,149	100,555
Overseas Subaccount	233	9,049
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	13	334
Discovery Subaccount	7,203	748
Goldman Sachs Variable Insurance Trust:
Large Cap Value Institutional Shares Subaccount	178,194	43,768
U.S. Equity Insights Institutional Shares Subaccount	18,951	25,316
Strategic Growth Institutional Shares Subaccount	36,606	84,990
Global Markets Navigator Service Shares Subaccount	3,258	1,478
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount	87,876	100,840
Core Plus Fixed Income Class I Subaccount	8,254	5,791
Growth Class II Subaccount	37,106	12,971
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	112,827	80,890
U.S. Small-Mid Cap Equity Subaccount	115,645	14,649
U.S. Strategic Equity Subaccount	9,729	1,829
International Equity Subaccount	55,579	40,378
Global Dynamic Multi Asset Subaccount	8,571	933
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	209,342	139,285
VIP Contrafund® Subaccount	239,595	201,142
VIP Growth Subaccount	104,054	188,587
VIP Equity-Income Subaccount	58,085	163,384
VIP Real Estate Subaccount	60,213	15,189
VIP Target Volatility Subaccount	1,529	144
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	85,444	29,134
Investors Growth Stock Subaccount	23,837	11,578
Mid Cap Growth Subaccount	39,988	19,100
Total Return Subaccount	76,813	40,030
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	55,906	14,519
Mid Cap Value Subaccount	116,733	86,643

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	96,900	133,235
Total Return Subaccount	191,380	184,912
Global Bond Subaccount	87,562	95,237
CommodityRealReturn® Strategy Subaccount	16,371	3,727
Global Diversified Allocation Subaccount	14,157	2,024
Short-Term Subaccount	1,286	5
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	47,825	5,298
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	5,408	53,063
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	7,792	16,898
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	208,585	100,300
Micro-Cap Subaccount	72,378	47,525
The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount	15,193	1,937
Jennison 20/20 Focus Subaccount	56,532	26,512
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount	29,120	32,491
ClearBridge Variable Equity Income Subaccount	32,441	105,097
ClearBridge Variable Large Cap Value Subaccount	38,786	1,917
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	35,480	2,517
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Class 2 Subaccount	68,932	42,891
Franklin Flex Cap Growth VIP Class 2 Subaccount	69,148	8,435
Franklin Income VIP Class 2 Subaccount	133,219	83,658
Franklin Founding Funds Allocation VIP Class 4 Subaccount	39,222	560
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount	30,854	9,444
Invesco V.I. Balanced-Risk Allocation Subaccount	77,608	55,251
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	5,096	5,686
ALPS Variable Investors Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	105,094	12,774
Ibbotson Income & Growth ETF Asset Allocation Subaccount	139,176	5,015
Ibbotson Balanced ETF Asset Allocation Subaccount	123,311	51,253
Ibbotson Growth ETF Asset Allocation Subaccount	153,060	33,091
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	40,616	96,009
Janus Aspen Series - Service Shares:
Janus Subaccount	14,505	1,656
Global Research Subaccount	26,944	23,381
Balanced Subaccount	77,191	72,570
Overseas Subaccount	119,482	78,345
INTECH U.S. Low Volatility Subaccount	20,638	758
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	69,570	62,085
VIP Global Natural Resources Subaccount	7,727	24,294
VIP Science and Technology Subaccount	89,959	14,261
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	16,746	21,535
Managed Volatility Fund II Subaccount	24,418	738
Managed Tail Risk Fund II Subaccount	102	0
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount	23,892	6,643
TOPS® Managed Risk Moderate Growth ETF Subaccount	229,828	32,716
TOPS® Managed Risk Growth ETF Subaccount	47,419	34,098
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount	31,525	1,620

Totals	$6,957,549	$5,700,144

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the contracts in accumulation period) as of December 31, expenses, total return, and investment income ratio for the periods then ended, for the respective subaccounts and products:

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Ohio National Fund, Inc.:
Equity Subaccount
2014	35,997	$23.954230	$862,282	1.35%	12.55%	0.34%
2013	37,898	$21.283448	$806,594	1.35%	35.86%	0.86%
2012	42,666	$15.665887	$668,407	1.35%	14.14%	1.29%
2011	52,008	$13.724560	$713,787	1.35%	-4.66%	0.81%
2010	61,905	$14.395836	$891,175	1.35%	6.48%	0.20%
Money Market Subaccount
2014	80,604	$12.900600	$1,039,842	1.35%	-1.33%	0.00%
2013	76,361	$13.074773	$998,397	1.35%	-1.33%	0.00%
2012	102,776	$13.251298	$1,361,916	1.35%	-1.34%	0.00%
2011	111,978	$13.431187	$1,503,996	1.35%	-1.33%	0.00%
2010	111,272	$13.612029	$1,514,637	1.35%	-1.33%	0.00%
Bond Subaccount
2014	23,830	$22.609979	$538,787	1.35%	4.48%	0.00%
2013	23,098	$21.641292	$499,880	1.35%	-3.23%	0.00%
2012	22,229	$22.363866	$497,123	1.35%	5.82%	0.00%
2011	19,017	$21.133140	$401,888	1.35%	4.95%	0.00%
2010	21,584	$20.137088	$434,640	1.35%	6.40%	0.00%
Omni Subaccount
2014	16,866	$24.090358	$406,300	1.35%	10.63%	0.94%
2013	17,586	$21.776206	$382,951	1.35%	28.80%	0.92%
2012	21,717	$16.907648	$367,175	1.35%	10.54%	1.26%
2011	24,268	$15.295057	$371,174	1.35%	-5.39%	1.26%
2010	23,743	$16.166675	$383,841	1.35%	11.69%	1.54%
International Subaccount
2014	22,694	$14.759830	$334,961	1.35%	-10.66%	0.00%
2013	23,442	$16.520705	$387,277	1.35%	10.20%	0.00%
2012	25,992	$14.992024	$389,677	1.35%	18.64%	0.00%
2011	27,696	$12.636291	$349,972	1.35%	-16.54%	0.00%
2010	43,205	$15.139792	$654,118	1.35%	15.19%	0.00%
Capital Appreciation Subaccount
2014	20,664	$50.691547	$1,047,515	1.35%	7.10%	0.26%
2013	20,100	$47.332212	$951,380	1.35%	32.72%	0.36%
2012	26,988	$35.664132	$962,488	1.35%	16.02%	0.60%
2011	27,609	$30.739706	$848,704	1.35%	-2.96%	0.39%
2010	27,588	$31.677433	$873,909	1.35%	15.43%	0.24%
Millennium Subaccount (note 4)
2012	15,036	$28.255148	$424,855	1.35%	7.98%	0.00%
2011	18,389	$26.167811	$481,202	1.35%	-2.19%	0.00%
2010	18,191	$26.754783	$486,687	1.35%	22.64%	0.00%
International Small-Mid Company Subaccount
2014	12,734	$33.823110	$430,709	1.35%	-10.01%	0.00%
2013	11,964	$37.584191	$449,641	1.35%	25.98%	0.00%
2012	13,879	$29.833677	$414,049	1.35%	21.05%	0.00%
2011	15,388	$24.645777	$379,251	1.35%	-18.61%	0.00%
2010	17,173	$30.281543	$520,022	1.35%	18.14%	0.00%
Aggressive Growth Subaccount
2014	25,587	$14.814032	$379,044	1.35%	8.14%	0.00%
2013	24,324	$13.698921	$333,211	1.35%	29.69%	0.00%
2012	29,403	$10.562762	$310,577	1.35%	21.22%	0.00%
2011	28,577	$8.713436	$249,001	1.35%	-6.52%	0.00%
2010	26,777	$9.321484	$249,599	1.35%	8.50%	0.00%
Small Cap Growth Subaccount
2014	25,012	$30.029474	$751,104	1.35%	9.17%	0.00%
2013	26,721	$27.507958	$735,044	1.35%	43.35%	0.00%
2012	11,305	$19.189013	$216,929	1.35%	16.44%	0.00%
2011	12,905	$16.480179	$212,669	1.35%	1.36%	0.00%
2010	11,146	$16.259720	$181,239	1.35%	28.30%	0.00%
Mid Cap Opportunity Subaccount
2014	22,635	$36.572950	$827,812	1.35%	10.02%	0.00%
2013	22,497	$33.241186	$747,837	1.35%	30.69%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
2012	25,042	$25.434288	$636,913	1.35%	18.11%	0.00%
2011	30,387	$21.535207	$654,386	1.35%	-4.65%	0.00%
2010	34,815	$22.585248	$786,298	1.35%	18.01%	0.00%
S&P 500® Index Subaccount
2014	59,638	$28.873348	$1,721,949	1.35%	11.61%	1.27%
2013	66,364	$25.870719	$1,716,893	1.35%	29.99%	1.19%
2012	70,260	$19.902013	$1,398,307	1.35%	13.85%	1.31%
2011	91,203	$17.480439	$1,594,275	1.35%	0.41%	1.39%
2010	89,855	$17.408411	$1,564,234	1.35%	12.93%	1.29%
Strategic Value Subaccount
2014	16,312	$15.177814	$247,583	1.35%	10.91%	4.32%
2013	21,021	$13.684372	$287,665	1.35%	19.39%	3.11%
2012	14,364	$11.462352	$164,648	1.35%	5.78%	0.94%
2011	24,493	$10.836121	$265,405	1.35%	12.51%	1.56%
2010	25,453	$9.631062	$245,137	1.35%	10.49%	3.38%
High Income Bond Subaccount
2014	13,866	$22.773940	$315,774	1.35%	1.40%	0.00%
2013	14,316	$22.459083	$321,517	1.35%	5.65%	0.00%
2012	19,556	$21.257167	$415,695	1.35%	12.81%	0.00%
2011	21,724	$18.843315	$409,356	1.35%	3.96%	0.00%
2010	26,120	$18.125209	$473,430	1.35%	12.57%	0.00%
Capital Growth Subaccount
2014	17,205	$16.993641	$292,374	1.35%	1.08%	0.00%
2013	21,506	$16.811597	$361,549	1.35%	28.53%	0.00%
2012	21,361	$13.079948	$279,407	1.35%	12.29%	0.00%
2011	21,907	$11.648282	$255,184	1.35%	-3.75%	0.00%
2010	21,638	$12.102552	$261,878	1.35%	34.61%	0.00%
Nasdaq-100® Index Subaccount
2014	27,859	$9.206463	$256,479	1.35%	17.19%	0.81%
2013	39,658	$7.856240	$311,564	1.35%	34.17%	0.81%
2012	37,163	$5.855537	$217,612	1.35%	16.30%	0.66%
2011	40,133	$5.034922	$202,066	1.35%	1.82%	0.34%
2010	42,761	$4.944847	$211,446	1.35%	17.79%	0.32%
Bristol Subaccount
2014	2,494	$20.801725	$51,876	1.35%	12.37%	0.46%
2013	1,759	$18.512535	$32,568	1.35%	39.33%	0.68%
2012	955	$13.286439	$12,691	1.35%	11.67%	0.42%
2011	1,768	$11.897894	$21,034	1.35%	-8.39%	0.31%
2010	3,446	$12.987918	$44,759	1.35%	11.60%	0.61%
Bryton Growth Subaccount
2014	8,193	$17.387281	$142,456	1.35%	4.76%	0.00%
2013	7,243	$16.597638	$120,224	1.35%	38.86%	0.00%
2012	10,001	$11.953017	$119,536	1.35%	9.80%	0.00%
2011	14,940	$10.886012	$162,633	1.35%	-10.49%	0.00%
2010	21,553	$12.162052	$262,131	1.35%	22.39%	0.00%
U.S. Equity Subaccount (note 4)
2012	1,011	$9.791873	$9,896	1.35%	13.08%	0.64%
2011	763	$8.659319	$6,607	1.35%	-3.26%	0.00%
2010	281	$8.950993	$2,512	1.35%	10.97%	0.70%
Balanced Subaccount
2014	29,804	$16.762915	$499,607	1.35%	4.58%	0.95%
2013	15,423	$16.028426	$247,202	1.35%	13.73%	0.87%
2012	11,711	$14.093434	$165,048	1.35%	11.78%	0.00%
2011	6,657	$12.607826	$83,933	1.35%	0.93%	2.31%
2010	4,883	$12.491494	$60,996	1.35%	6.35%	2.68%
Income Opportunity Subaccount (note 4)
2012	30	$11.118441	$329	1.35%	5.90%	0.00%
2011	73	$10.499159	$767	1.35%	-2.40%	0.00%
2010	34	$10.757214	$361	1.35%	5.72%	0.00%
Target VIP Subaccount
2014	2,381	$11.633884	$27,703	1.35%	6.01%	1.78%
2013	1,996	$10.974174	$21,900	1.35%	34.89%	0.93%
2012	380	$8.135488	$3,091	1.35%	13.70%	1.77%
2011	228	$7.155419	$1,628	1.35%	-2.72%	1.20%
2010	139	$7.355491	$1,024	1.35%	17.88%	2.50%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Target Equity/Income Subaccount (note 4)
2012	942	$6.865509	$6,467	1.35%	9.59%	2.65%
2011	186	$6.264603	$1,166	1.35%	-12.28%	1.83%
2010	171	$7.141265	$1,219	1.35%	21.59%	3.26%
Bristol Growth Subaccount
2014	1,211	$14.810134	$17,935	1.35%	10.52%	0.38%
2013	819	$13.400099	$10,975	1.35%	36.77%	0.74%
2012	270	$9.797350	$2,649	1.35%	9.71%	0.52%
2011	177	$8.930460	$1,581	1.35%	-3.08%	0.23%
2010	271	$9.214250	$2,501	1.35%	11.29%	0.51%
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	13	$10.394511	$134	1.35%	16.79%	0.00%
Second Quarter Subaccount
2010	9	$12.758316	$110	1.35%	20.73%	0.00%
Third Quarter Subaccount
2010	6	$11.690492	$69	1.35%	19.70%	0.00%
Fourth Quarter Subaccount
2010	11	$13.429143	$144	1.35%	19.11%	0.00%
Janus Investment Fund - Class S:
Janus Subaccount
2014	22,938	$12.193920	$279,700	1.35%	11.03%	0.00%
2013	29,020	$10.982406	$318,712	1.35%	27.63%	0.17%
2012	31,000	$8.604558	$266,738	1.35%	15.83%	0.25%
2011	33,102	$7.428414	$245,892	1.35%	-7.36%	0.13%
2010	39,796	$8.018532	$319,108	1.35%	9.48%	0.06%
Global Research Subaccount
2014	8,492	$12.530354	$106,408	1.35%	5.55%	0.63%
2013	9,839	$11.871248	$116,802	1.35%	25.50%	0.19%
2012	13,509	$9.459484	$127,792	1.35%	18.00%	0.69%
2011	16,700	$8.016843	$133,882	1.35%	-15.19%	0.34%
2010	19,537	$9.453066	$184,681	1.35%	15.29%	0.12%
Balanced Subaccount
2014	11,579	$20.930095	$242,344	1.35%	6.66%	1.45%
2013	16,328	$19.624044	$320,418	1.35%	17.69%	1.41%
2012	19,412	$16.674145	$323,673	1.35%	11.18%	1.93%
2011	25,544	$14.998047	$383,107	1.35%	-0.28%	1.77%
2010	35,294	$15.039837	$530,819	1.35%	6.08%	1.95%
Overseas Subaccount
2014	4,186	$20.977383	$87,821	1.35%	-15.08%	0.44%
2013	4,525	$24.703133	$111,791	1.35%	10.35%	3.03%
2012	6,966	$22.385486	$155,930	1.35%	10.59%	2.08%
2011	12,196	$20.241262	$246,858	1.35%	-33.82%	0.00%
2010	15,192	$30.583376	$464,630	1.35%	17.39%	0.00%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2014	1,008	$24.708689	$24,903	1.35%	8.95%	0.06%
2013	1,009	$22.678349	$22,871	1.35%	28.94%	0.20%
2012	1,009	$17.588540	$17,738	1.35%	13.98%	0.10%
2011	1,010	$15.431912	$15,581	1.35%	-6.78%	0.14%
2010	1,021	$16.553525	$16,904	1.35%	22.11%	0.75%
Discovery Subaccount
2014	3,311	$17.250309	$57,122	1.35%	-0.98%	0.00%
2013	3,311	$17.421434	$57,688	1.35%	41.89%	0.01%
2012	3,311	$12.278443	$40,658	1.35%	16.16%	0.00%
2011	3,311	$10.570355	$35,002	1.35%	-0.91%	0.00%
2010	3,462	$10.667680	$36,935	1.35%	33.74%	0.00%
Goldman Sachs Variable Insurance Trust:
Large Cap Value Institutional Shares Subaccount
2014	31,555	$18.038105	$569,185	1.35%	11.43%	1.48%
2013	29,691	$16.187572	$480,623	1.35%	31.46%	1.22%
2012	35,836	$12.313911	$441,280	1.35%	17.53%	1.44%
2011	36,557	$10.476884	$383,003	1.35%	-8.29%	0.97%
2010	54,236	$11.423590	$619,572	1.35%	9.72%	0.86%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
U.S. Equity Insights Institutional Shares Subaccount
2014	5,397	$16.036355	$86,541	1.35%	14.82%	1.38%
2013	6,076	$13.967017	$84,860	1.35%	35.69%	1.26%
2012	5,116	$10.293503	$52,659	1.35%	12.93%	1.91%
2011	5,099	$9.115292	$46,475	1.35%	2.66%	1.82%
2010	4,405	$8.878900	$39,114	1.35%	11.34%	1.39%
Strategic Growth Institutional Shares Subaccount
2014	7,575	$15.135651	$114,645	1.35%	12.13%	0.31%
2013	12,577	$13.498806	$169,771	1.35%	30.66%	0.41%
2012	13,551	$10.331440	$139,998	1.35%	18.28%	0.74%
2011	11,637	$8.734485	$101,646	1.35%	-3.91%	0.50%
2010	10,113	$9.090027	$91,932	1.35%	9.26%	0.41%
Global Markets Navigator Service Shares Subaccount
2014	415	$11.745683	$4,879	1.35%	2.56%	0.04%
2013	257	$11.452421	$2,938	1.35%	12.05%	0.06%
2012	112	$10.220471	$1,140	1.35%	2.20%	0.00%	5/1/12
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount
2014	10,292	$49.408742	$508,513	1.35%	27.99%	1.48%
2013	10,690	$38.602143	$412,663	1.35%	0.69%	1.06%
2012	12,301	$38.335998	$471,560	1.35%	14.29%	0.79%
2011	13,443	$33.544171	$450,926	1.35%	4.51%	0.84%
2010	14,897	$32.096066	$478,132	1.35%	28.23%	2.25%
Core Plus Fixed Income Class I Subaccount
2014	5,223	$13.544691	$70,750	1.35%	6.42%	3.10%
2013	5,127	$12.727771	$65,257	1.35%	-1.64%	2.79%
2012	10,250	$12.940639	$132,644	1.35%	7.97%	4.81%
2011	5,160	$11.984857	$61,845	1.35%	4.24%	3.63%
2010	4,358	$11.496924	$50,098	1.35%	5.72%	5.73%
Growth Class II Subaccount
2014	6,779	$16.560680	$112,266	1.35%	4.68%	0.00%
2013	5,662	$15.820954	$89,574	1.35%	45.76%	0.21%
2012	4,920	$10.854375	$53,403	1.35%	12.53%	0.00%
2011	4,028	$9.646082	$38,851	1.35%	-4.33%	0.00%
2010	2,893	$10.082620	$29,171	1.35%	20.98%	0.00%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2014	18,247	$33.736955	$615,609	1.35%	-5.91%	1.67%
2013	17,561	$35.855146	$629,656	1.35%	-2.56%	1.27%
2012	19,809	$36.796848	$728,906	1.35%	20.42%	1.51%
2011	24,462	$30.557771	$747,505	1.35%	-19.09%	1.73%
2010	29,791	$37.767857	$1,125,127	1.35%	21.06%	1.16%
U.S. Small-Mid Cap Equity Subaccount
2014	17,548	$32.477726	$569,915	1.35%	9.55%	0.00%
2013	16,918	$29.646810	$501,559	1.35%	33.47%	0.00%
2012	18,888	$22.212934	$419,558	1.35%	8.75%	0.00%
2011	24,549	$20.425446	$501,420	1.35%	-10.28%	0.00%
2010	30,845	$22.766910	$702,245	1.35%	22.07%	0.31%
U.S. Strategic Equity Subaccount
2014	2,111	$17.275719	$36,477	1.35%	13.18%	0.72%
2013	1,863	$15.263769	$28,436	1.35%	26.36%	0.92%
2012	2,008	$12.079428	$24,252	1.35%	12.48%	0.89%
2011	2,871	$10.738799	$30,829	1.35%	0.60%	1.08%
2010	2,521	$10.674699	$26,910	1.35%	11.34%	0.74%
International Equity Subaccount
2014	17,691	$14.581842	$257,973	1.35%	-5.48%	1.62%
2013	16,726	$15.427654	$258,050	1.35%	19.15%	1.46%
2012	13,705	$12.947615	$177,445	1.35%	19.49%	1.79%
2011	12,016	$10.835931	$130,203	1.35%	-8.50%	3.19%
2010	4,150	$11.843084	$49,143	1.35%	5.30%	1.28%
Global Dynamic Multi Asset Subaccount
2014	1,330	$12.520174	$16,648	1.35%	1.33%	0.75%
2013	780	$12.355620	$9,635	1.35%	17.90%	0.39%
2012	227	$10.480026	$2,381	1.35%	4.80%	0.08%	5/1/12

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2014	50,278	$33.768345	$1,697,806	1.35%	4.62%	0.02%
2013	48,691	$32.277379	$1,571,628	1.35%	34.06%	0.27%
2012	51,954	$24.076754	$1,250,891	1.35%	13.03%	0.39%
2011	56,047	$21.301424	$1,193,874	1.35%	-12.04%	0.02%
2010	69,695	$24.216658	$1,687,774	1.35%	26.86%	0.12%
VIP Contrafund® Subaccount
2014	93,064	$20.410881	$1,899,515	1.35%	10.17%	0.77%
2013	92,641	$18.527191	$1,716,382	1.35%	29.21%	0.76%
2012	110,954	$14.338909	$1,590,961	1.35%	14.59%	1.03%
2011	132,641	$12.513684	$1,659,826	1.35%	-4.08%	0.78%
2010	141,918	$13.045490	$1,851,394	1.35%	15.37%	1.06%
VIP Growth Subaccount
2014	62,969	$11.261111	$709,105	1.35%	9.53%	0.00%
2013	70,450	$10.280906	$724,293	1.35%	34.19%	0.04%
2012	82,937	$7.661486	$635,420	1.35%	12.87%	0.34%
2011	90,584	$6.787824	$614,868	1.35%	-1.36%	0.15%
2010	64,312	$6.881513	$442,565	1.35%	22.21%	0.03%
VIP Equity-Income Subaccount
2014	14,818	$19.127071	$283,423	1.35%	7.03%	2.10%
2013	20,758	$17.870005	$370,942	1.35%	26.13%	2.30%
2012	22,891	$14.168469	$324,329	1.35%	15.49%	3.25%
2011	19,533	$12.268353	$239,633	1.35%	-0.68%	1.94%
2010	28,559	$12.352754	$352,783	1.35%	13.39%	1.77%
VIP Real Estate Subaccount
2014	9,568	$21.684848	$207,485	1.35%	28.07%	1.76%
2013	7,875	$16.931881	$133,334	1.35%	0.26%	2.19%
2012	2,797	$16.888337	$47,241	1.35%	16.72%	1.50%
2011	1,577	$14.469549	$22,814	1.35%	6.35%	0.82%
2010	642	$13.605298	$8,732	1.35%	28.36%	6.32%
VIP Target Volatility Subaccount
2014	127	$10.741239	$1,369	1.35%	4.34%	4.15%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2014	11,885	$21.528972	$255,867	1.35%	-8.73%	0.00%
2013	11,746	$23.587434	$277,065	1.35%	39.34%	0.00%
2012	5,959	$16.928210	$100,874	1.35%	19.28%	0.00%
2011	5,400	$14.192068	$76,632	1.35%	-11.68%	0.00%
2010	5,728	$16.069694	$92,044	1.35%	34.13%	0.00%
Investors Growth Stock Subaccount
2014	3,492	$17.947812	$62,679	1.35%	9.63%	0.31%
2013	2,927	$16.370707	$47,922	1.35%	28.32%	0.41%
2012	3,612	$12.757510	$46,082	1.35%	15.12%	0.22%
2011	4,013	$11.081835	$44,472	1.35%	-0.96%	0.12%
2010	21,496	$11.189749	$240,525	1.35%	10.66%	0.27%
Mid Cap Growth Subaccount
2014	14,066	$13.648231	$191,970	1.35%	7.11%	0.00%
2013	13,852	$12.741976	$176,504	1.35%	35.39%	0.00%
2012	14,498	$9.411313	$136,441	1.35%	14.86%	0.00%
2011	13,214	$8.193393	$108,268	1.35%	-7.41%	0.00%
2010	12,291	$8.849333	$108,764	1.35%	27.48%	0.00%
Total Return Subaccount
2014	22,465	$18.146948	$407,665	1.35%	6.79%	1.69%
2013	21,036	$16.992418	$357,458	1.35%	17.16%	1.57%
2012	26,412	$14.503991	$383,078	1.35%	9.45%	2.42%
2011	29,676	$13.251860	$393,269	1.35%	0.23%	2.05%
2010	41,851	$13.220837	$553,300	1.35%	8.17%	2.46%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2014	11,982	$26.894188	$322,237	1.35%	8.13%	0.14%
2013	11,116	$24.870955	$276,471	1.35%	40.40%	0.57%
2012	11,155	$17.714192	$197,601	1.35%	18.12%	0.20%
2011	10,090	$14.996255	$151,311	1.35%	-6.04%	0.13%
2010	11,181	$15.959872	$178,452	1.35%	25.43%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Mid Cap Value Subaccount
2014	16,297	$37.216667	$606,520	1.35%	13.57%	0.78%
2013	16,202	$32.768691	$530,932	1.35%	30.54%	0.99%
2012	18,428	$25.102515	$462,598	1.35%	18.77%	1.10%
2011	19,147	$21.136251	$404,702	1.35%	0.80%	1.32%
2010	21,253	$20.967924	$445,627	1.35%	21.81%	1.16%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2014	31,041	$16.110890	$500,100	1.35%	1.72%	1.42%
2013	33,303	$15.838293	$527,456	1.35%	-10.43%	1.42%
2012	48,249	$17.682120	$853,146	1.35%	7.30%	1.13%
2011	59,884	$16.479232	$986,841	1.35%	10.19%	2.08%
2010	67,352	$14.955220	$1,007,258	1.35%	6.67%	1.45%
Total Return Subaccount
2014	55,655	$16.728264	$931,017	1.35%	2.89%	2.22%
2013	55,790	$16.258046	$907,035	1.35%	-3.27%	2.18%
2012	68,607	$16.807018	$1,153,083	1.35%	8.13%	2.57%
2011	67,872	$15.543605	$1,054,968	1.35%	2.24%	2.63%
2010	72,533	$15.203392	$1,102,752	1.35%	6.67%	2.42%
Global Bond Subaccount
2014	28,371	$16.819678	$477,186	1.35%	0.91%	2.46%
2013	29,940	$16.668719	$499,064	1.35%	-9.70%	1.06%
2012	35,731	$18.458287	$659,527	1.35%	5.51%	1.63%
2011	36,486	$17.494357	$638,295	1.35%	6.14%	2.58%
2010	48,259	$16.482015	$795,412	1.35%	10.17%	2.73%
CommodityRealReturn® Strategy Subaccount
2014	3,492	$7.864130	$27,461	1.35%	-19.51%	0.39%
2013	2,218	$9.770638	$21,668	1.35%	-15.84%	1.40%
2012	1,077	$11.609163	$12,505	1.35%	3.98%	2.99%
2011	407	$11.164857	$4,542	1.35%	-8.79%	9.99%
2010	265	$12.240391	$3,243	1.35%	22.87%	20.97%
Global Diversified Allocation Subaccount
2014	3,185	$11.505176	$36,641	1.35%	4.46%	4.35%
2013	2,245	$11.014110	$24,722	1.35%	9.89%	7.91%
2012	358	$10.022608	$3,590	1.35%	0.23%	3.96%	5/1/12
Short-Term Subaccount
2014	129	$9.925898	$1,276	1.35%	-0.63%	0.75%
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount
2014	3,327	$12.825392	$42,665	1.35%	9.55%	2.35%	4/30/14
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount (note 4)
2013	4,399	$11.819617	$51,995	1.35%	29.31%	0.08%
2012	4,939	$9.140717	$45,148	1.35%	14.40%	0.10%
2011	5,754	$7.990253	$45,972	1.35%	-2.66%	0.00%
2010	5,838	$8.208189	$47,917	1.35%	15.70%	0.05%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2014	1,186	$21.079098	$25,009	1.35%	6.39%	1.59%
2013	1,692	$19.812968	$33,527	1.35%	19.22%	1.76%
2012	1,474	$16.619286	$24,498	1.35%	8.66%	3.28%
2011	1,179	$15.294326	$18,037	1.35%	7.29%	1.30%
2010	1,079	$14.254620	$15,387	1.35%	13.51%	1.78%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2014	23,954	$33.187570	$794,988	1.35%	1.86%	0.13%
2013	23,145	$32.580317	$754,080	1.35%	32.96%	1.01%
2012	28,316	$24.503961	$693,863	1.35%	10.99%	0.09%
2011	39,437	$22.076943	$870,647	1.35%	-4.57%	0.28%
2010	49,738	$23.133915	$1,150,626	1.35%	18.92%	0.12%
Micro-Cap Subaccount
2014	12,605	$26.057603	$328,453	1.35%	-4.86%	0.00%
2013	12,481	$27.389573	$341,862	1.35%	19.38%	0.47%
2012	18,943	$22.944117	$434,631	1.35%	6.16%	0.00%
2011	19,884	$21.611931	$429,735	1.35%	-13.27%	2.30%
2010	17,214	$24.918729	$428,958	1.35%	28.23%	1.58%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount
2014	3,596	$22.589954	$81,223	1.35%	8.12%	0.00%
2013	2,933	$20.893047	$61,284	1.35%	35.28%	0.00%
2012	2,960	$15.443942	$45,710	1.35%	14.18%	0.00%
2011	2,633	$13.526161	$35,617	1.35%	-1.42%	0.00%
2010	3,109	$13.720376	$42,654	1.35%	9.97%	0.02%
Jennison 20/20 Focus Subaccount
2014	22,421	$24.838002	$556,887	1.35%	5.28%	0.00%
2013	20,879	$23.591978	$492,580	1.35%	27.63%	0.00%
2012	25,645	$18.484819	$474,040	1.35%	9.13%	0.00%
2011	25,056	$16.937686	$424,397	1.35%	-5.78%	0.00%
2010	34,692	$17.976080	$623,633	1.35%	5.93%	0.00%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	1,668	$16.012688	$26,712	1.35%	30.41%	1.52%
2012	1,419	$12.279141	$17,430	1.35%	13.44%	1.76%
2011	1,561	$10.824424	$16,897	1.35%	-7.44%	1.38%
2010	1,070	$11.694895	$12,513	1.35%	15.05%	2.80%
ClearBridge Variable Equity Income Subaccount
2014	946	$14.408989	$13,634	1.35%	12.10%	0.61%
2013	5,793	$12.853848	$74,465	1.35%	24.26%	3.04%
2012	420	$10.344012	$4,340	1.35%	12.68%	3.56%
ClearBridge Variable Large Cap Value Subaccount
2014	2,276	$19.008633	$43,266	1.35%	10.22%	5.85%
2013	506	$17.246023	$8,734	1.35%	30.61%	1.93%
2012	366	$13.204523	$4,828	1.35%	14.95%	0.48%
2011	4,656	$11.487684	$53,490	1.35%	3.56%	2.44%
2010	3,884	$11.093049	$43,086	1.35%	8.01%	3.12%
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2014	11,992	$12.484640	$149,710	1.35%	5.27%	1.72%
2013	9,472	$11.860009	$112,336	1.35%	16.80%	1.36%
2012	222	$10.154491	$2,256	1.35%	1.54%	3.55%	5/1/12
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Class 2 Subaccount
2014	20,708	$14.213973	$294,349	1.35%	-12.32%	1.84%
2013	19,122	$16.210419	$309,971	1.35%	21.33%	2.81%
2012	23,842	$13.360270	$318,537	1.35%	16.65%	3.19%
2011	28,785	$11.453291	$329,681	1.35%	-11.82%	1.78%
2010	38,850	$12.989012	$504,626	1.35%	6.96%	1.84%
Franklin Flex Cap Growth VIP Class 2 Subaccount
2014	13,712	$18.006478	$246,896	1.35%	4.69%	0.00%
2013	11,769	$17.199458	$202,420	1.35%	35.65%	0.00%
2012	7,960	$12.679124	$100,932	1.35%	7.80%	0.00%
2011	6,641	$11.761620	$78,104	1.35%	-6.07%	0.00%
2010	4,023	$12.521550	$50,372	1.35%	14.65%	0.00%
Franklin Income VIP Class 2 Subaccount
2014	36,380	$16.655839	$605,938	1.35%	3.22%	4.92%
2013	34,806	$16.135903	$561,634	1.35%	12.42%	6.30%
2012	35,308	$14.352764	$506,766	1.35%	11.14%	5.98%
2011	32,005	$12.913632	$413,303	1.35%	1.02%	6.19%
2010	47,156	$12.782831	$602,781	1.35%	11.17%	6.60%
Franklin Founding Funds Allocation VIP Class 4 Subaccount
2014	4,427	$15.103105	$66,865	1.35%	1.38%	2.02%
2013	1,980	$14.897197	$29,500	1.35%	22.03%	7.15%
2012	712	$12.207464	$8,693	1.35%	13.63%	2.42%
2011	451	$10.743238	$4,844	1.35%	-2.98%	0.01%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Subaccount (note 4)
2010	3,567	$7.384493	$26,342	1.35%	23.80%	0.00%	5/28/10
Invesco V.I. International Growth Subaccount
2014	9,382	$8.916205	$83,655	1.35%	-1.24%	1.48%
2013	6,996	$9.028477	$63,165	1.35%	17.14%	1.14%
2012	5,239	$7.707668	$40,382	1.35%	13.71%	1.30%
2011	4,811	$6.778256	$32,613	1.35%	-15.78%	0.00%	4/29/11

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Invesco V.I. Balanced-Risk Allocation Subaccount
2014	39,203	$10.734663	$420,827	1.35%	4.30%	0.00%
2013	38,675	$10.291901	$398,035	1.35%	0.07%	1.43%
2012	33,710	$10.284949	$346,709	1.35%	2.85%	1.31%	5/1/12
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2014	2,779	$15.406774	$42,816	1.35%	12.04%	0.70%
2013	2,882	$13.750739	$39,631	1.35%	34.89%	0.94%
2012	2,826	$10.194056	$28,809	1.35%	13.83%	0.40%
2011	2,374	$8.955544	$21,256	1.35%	-7.94%	0.51%
2010	1,807	$9.728223	$17,581	1.35%	24.31%	0.36%
ALPS Variable Investors Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2014	12,081	$11.347279	$137,092	1.35%	1.40%	1.57%
2013	4,163	$11.190767	$46,592	1.35%	1.20%	1.07%
2012	5,233	$11.058379	$57,869	1.35%	3.80%	1.13%
2011	7,279	$10.653403	$77,542	1.35%	1.77%	1.76%
2010	3,315	$10.467919	$34,700	1.35%	4.96%	0.55%
Ibbotson Income & Growth ETF Asset Allocation Subaccount
2014	20,565	$11.509087	$236,683	1.35%	1.93%	1.48%
2013	9,245	$11.291477	$104,394	1.35%	5.90%	1.63%
2012	7,052	$10.662129	$75,191	1.35%	6.42%	1.89%
2011	4,858	$10.018525	$48,674	1.35%	-0.26%	0.99%
2010	3,312	$10.044478	$33,263	1.35%	7.43%	0.19%
Ibbotson Balanced ETF Asset Allocation Subaccount
2014	39,909	$11.754716	$469,116	1.35%	3.12%	1.28%
2013	34,284	$11.399251	$390,810	1.35%	10.37%	1.42%
2012	27,895	$10.328176	$288,105	1.35%	9.33%	1.67%
2011	21,411	$9.446747	$202,266	1.35%	-2.20%	0.83%
2010	23,953	$9.659721	$231,383	1.35%	10.15%	0.59%
Ibbotson Growth ETF Asset Allocation Subaccount
2014	26,325	$11.553562	$304,153	1.35%	3.18%	1.35%
2013	15,938	$11.197375	$178,459	1.35%	14.99%	1.30%
2012	13,980	$9.737483	$136,125	1.35%	11.40%	1.30%
2011	13,924	$8.740669	$121,707	1.35%	-4.96%	1.62%
2010	7,680	$9.196730	$70,634	1.35%	12.35%	0.30%
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
2014	10,130	$11.110489	$112,554	1.35%	3.08%	0.94%
2013	15,317	$10.778624	$165,091	1.35%	16.54%	1.07%
2012	15,819	$9.248595	$146,300	1.35%	12.67%	1.34%
2011	10,482	$8.208668	$86,041	1.35%	-6.31%	1.71%
2010	3,305	$8.761055	$28,953	1.35%	13.67%	0.27%
Janus Aspen Series - Service Shares:
Janus Subaccount
2014	3,248	$22.513923	$73,118	1.35%	11.23%	0.23%
2013	2,818	$20.240535	$57,029	1.35%	28.26%	0.68%
2012	2,766	$15.780479	$43,643	1.35%	16.70%	0.44%
2011	2,396	$13.522192	$32,399	1.35%	-6.80%	0.42%
2010	2,124	$14.508114	$30,811	1.35%	12.74%	0.43%
Global Research Subaccount
2014	6,954	$20.423752	$142,022	1.35%	5.75%	0.97%
2013	6,804	$19.312590	$131,395	1.35%	26.37%	1.12%
2012	5,006	$15.282409	$76,500	1.35%	18.26%	0.78%
2011	5,009	$12.923029	$64,733	1.35%	-15.13%	0.53%
2010	3,916	$15.227177	$59,629	1.35%	13.98%	0.55%
Balanced Subaccount
2014	24,245	$18.102833	$438,901	1.35%	6.80%	1.53%
2013	24,670	$16.950775	$418,170	1.35%	18.21%	1.42%
2012	25,128	$14.339889	$360,332	1.35%	11.86%	2.55%
2011	21,428	$12.819831	$274,697	1.35%	0.01%	2.19%
2010	20,166	$12.818863	$258,503	1.35%	6.68%	2.64%
Overseas Subaccount
2014	24,312	$12.832990	$311,990	1.35%	-13.27%	3.09%
2013	24,707	$14.796931	$365,583	1.35%	12.76%	3.18%
2012	25,522	$13.122577	$334,909	1.35%	11.67%	0.57%
2011	38,227	$11.751329	$449,218	1.35%	-33.24%	0.41%
2010	44,304	$17.601960	$779,843	1.35%	23.35%	0.54%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
INTECH U.S. Low Volatility Subaccount
2014	4,224	$14.237306	$60,142	1.35%	16.13%	0.85%
2013	2,695	$12.259551	$33,045	1.35%	23.18%	0.00%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2014	14,568	$13.082670	$190,585	1.35%	-6.53%	0.50%
2013	16,086	$13.996245	$225,147	1.35%	23.47%	1.46%
2012	22,638	$11.336167	$256,633	1.35%	17.58%	1.17%
2011	18,733	$9.641190	$180,607	1.35%	-8.44%	1.03%
2010	20,990	$10.529887	$221,021	1.35%	7.23%	1.07%
VIP Global Natural Resources Subaccount
2014	2,355	$8.302834	$19,552	1.35%	-14.20%	0.00%
2013	3,830	$9.676486	$37,064	1.35%	6.37%	0.00%
2012	5,965	$9.097394	$54,261	1.35%	0.52%	0.00%
2011	8,504	$9.050342	$76,964	1.35%	-22.49%	0.00%
2010	1,079	$11.676518	$12,601	1.35%	15.51%	0.00%
VIP Science and Technology Subaccount
2014	11,850	$21.453197	$254,210	1.35%	1.54%	0.00%
2013	8,989	$21.127913	$189,928	1.35%	54.30%	0.00%
2012	4,827	$13.692327	$66,092	1.35%	26.12%	0.00%
2011	4,530	$10.856655	$49,183	1.35%	-7.02%	0.00%
2010	4,945	$11.676401	$57,745	1.35%	11.25%	0.00%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2014	1,068	$17.536743	$18,731	1.35%	7.98%	0.00%
2013	1,619	$16.241330	$26,291	1.35%	37.82%	0.00%
2012	1,082	$11.784872	$12,748	1.35%	15.44%	0.00%
2011	296	$10.208383	$3,025	1.35%	-14.64%	0.00%
Managed Volatility Fund II Subaccount
2014	4,618	$12.697132	$58,639	1.35%	2.53%	2.90%
2013	3,015	$12.384273	$37,342	1.35%	20.12%	3.20%
2012	461	$10.309813	$4,749	1.35%	3.10%	0.00%	5/1/12
Managed Tail Risk Fund II Subaccount
2014	12	$9.896042	$118	1.35%	-2.64%	1.60%
2013	4	$10.164901	$39	1.35%	1.65%	0.00%	11/1/13
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
2014	14,331	$11.040928	$158,223	1.35%	1.69%	0.95%
2013	12,814	$10.857884	$139,132	1.35%	6.49%	0.86%
2012	3,110	$10.195986	$31,710	1.35%	1.96%	0.15%	5/1/12
TOPS® Managed Risk Moderate Growth ETF Subaccount
2014	30,237	$11.461300	$346,555	1.35%	1.44%	1.17%
2013	13,326	$11.298643	$150,568	1.35%	10.90%	0.87%
2012	3,145	$10.188543	$32,040	1.35%	1.89%	0.18%	5/1/12
TOPS® Managed Risk Growth ETF Subaccount
2014	26,861	$11.615639	$312,002	1.35%	-0.04%	0.88%
2013	25,571	$11.619927	$297,137	1.35%	14.41%	0.98%
2012	23,113	$10.156214	$234,744	1.35%	1.56%	0.11%	5/1/12
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount
2014	11,353	$11.527841	$130,875	1.35%	2.82%	0.39%
2013	9,024	$11.211823	$101,173	1.35%	10.44%	0.31%
2012	116	$10.151769	$1,179	1.35%	1.52%	0.00%	5/1/12

*

This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2015

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2014 and 2013

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2014 and 2013, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 23, 2015

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2014 and 2013

(Dollars in thousands, except share amounts)

Assets	2014	2013
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$6,741,031	6,185,921
Fixed maturity securities on loan	228,220	181,298
Equity securities	88,044	64,697
Equity securities on loan	158	2,746
Trading securities, at fair value:
Fixed maturity securities	5,044	9,367
Equity securities	1	—
Fixed maturity held-to-maturity securities, at amortized cost	1,229,718	1,123,720
Mortgage loans on real estate, net	1,172,156	1,233,958
Real estate, net	23,982	24,212
Policy loans	444,202	389,425
Other long-term investments	30,192	12,820
Short-term investments securities lending collateral	236,885	197,502
Short-term investments	45,717	38,394

Total investments	10,245,350	9,464,060
Cash	254,789	234,921
Accrued investment income	85,219	83,383
Deferred policy acquisition costs	1,364,348	1,278,013
Reinsurance recoverable	1,707,741	1,368,617
Other assets	250,886	203,405
Goodwill and intangible assets	755	755
Federal income tax recoverable	28,613	—
Assets held in separate accounts	20,706,607	18,962,216

Total assets	$34,644,308	31,595,370

Liabilities and Equity
Future policy benefits and claims	$10,285,167	9,518,207
Policyholders’ dividend accumulations	41,300	43,014
Other policyholder funds	108,726	65,874
Notes payable (net of unamortized discount of $1,107 in 2014 and $1,183 in 2013)	309,393	309,317
Federal income taxes:
Current	—	995
Deferred	417,648	307,723
Other liabilities	355,164	281,667
Payables for securities lending collateral	236,885	197,502
Liabilities related to separate accounts	20,706,607	18,962,216

Total liabilities	32,460,890	29,686,515

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	182,575	84,897
Retained earnings	1,702,767	1,525,882

Total stockholder’s equity	2,183,418	1,908,855

Total liabilities and equity	$34,644,308	31,595,370

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Revenues:
Traditional life insurance premiums	$433,551	379,289	334,692
Annuity premiums and charges	289,973	253,692	207,854
Universal life policy charges	109,982	139,253	134,494
Accident and health insurance premiums	15,794	16,043	16,690
Investment management fees	12,289	9,852	8,313
Change in value of trading securities	754	(453)	(27)
Net investment income	452,119	446,506	450,127
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(7,370)	(4,653)	(3,941)
Portion of impairment losses recognized in other comprehensive income (loss)	(2,913)	(1,912)	(4,792)

Net other-than-temporary impairment losses on securities recognized in earnings	(10,283)	(6,565)	(8,733)
Realized gains, excluding other-than-temporary impairment losses on securities	16,641	2,642	8,375

Total investment gains (losses)	6,358	(3,923)	(358)
Derivative instruments	(6,980)	(31,425)	(29,224)
Other income	104,894	96,081	80,013

	1,418,734	1,304,915	1,202,574

Benefits and expenses:
Benefits and claims	614,488	938,123	589,891
Provision for policyholders’ dividends on participating policies	56,313	55,334	50,354
Amortization of deferred policy acquisition costs	97,184	18,889	129,815
Other operating costs and expenses	329,599	286,614	247,685

	1,097,584	1,298,960	1,017,745

Income before income taxes	321,150	5,955	184,829

Income taxes:
Current expense	31,734	13,774	9,862
Deferred expense (benefit)	52,531	(36,749)	27,985

	84,265	(22,975)	37,847

Net income	$236,885	28,930	146,982

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2014
Net income	$			236,885
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(12,057)	4,220	(7,837)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		235,603	(82,660)	152,943
Deferred acquisition costs		(51,593)	18,058	(33,535)
Future policy benefits and claims		(12,727)	4,454	(8,273)
Less:
Net gains on securities available-for-sale realized during the period		9,512	(3,329)	6,183
Amortization of pension and other post-retirement benefits		(866)	303	(563)

Total other comprehensive income		150,580	(52,902)	97,678

Total comprehensive income				$334,563

2013
Net income	$			28,930
Other comprehensive loss, net of taxes:
Foreign currency translation adjustment		(2,431)	—	(2,431)
Unrecognized net periodic benefit cost		10,325	(3,613)	6,712
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(334,484)	117,068	(217,416)
Deferred acquisition costs		86,944	(30,430)	56,514
Future policy benefits and claims		8,809	(3,083)	5,726
Less:
Net gains on securities available-for-sale realized during the period		18,749	(6,562)	12,187
Amortization of pension and other post-retirement benefits		(1,516)	531	(985)

Total other comprehensive loss		(248,070)	85,973	(162,097)

Total comprehensive loss				$(133,167)

2012
Net income	$			146,982
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		(7)	—	(7)
Unrecognized net periodic benefit cost		(1,740)	609	(1,131)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		230,258	(80,591)	149,667
Deferred acquisition costs		(77,350)	27,072	(50,278)
Future policy benefits and claims		(9,180)	3,213	(5,967)
Less:
Net gains on securities available-for-sale realized during the period		8,551	(2,993)	5,558

Total other comprehensive income		133,430	(46,704)	86,726

Total comprehensive income				$233,708

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2011	$10,000	188,076	160,268	1,514,970	1,873,314
Dividends to stockholder	—	—	—	(125,000)	(125,000)
Comprehensive income:
Net income	—	—	—	146,982	146,982
Other comprehensive income	—	—	86,726	—	86,726

Total comprehensive income					233,708

Balance, December 31, 2012	10,000	188,076	246,994	1,536,952	1,982,022
Capital contribution from parent	—	100,000	—	—	100,000
Dividends to stockholder	—	—	—	(40,000)	(40,000)
Comprehensive loss:
Net income	—	—	—	28,930	28,930
Other comprehensive loss	—	—	(162,097)	—	(162,097)

Total comprehensive loss					(133,167)

Balance, December 31, 2013	10,000	288,076	84,897	1,525,882	1,908,855
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	236,885	236,885
Other comprehensive income	—	—	97,678	—	97,678

Total comprehensive income					334,563

Balance, December 31, 2014	$10,000	288,076	182,575	1,702,767	2,183,418

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cash flows from operating activities:
Net income	$236,885	28,930	146,982
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	4,126	3,891	1,272
Proceeds from sale of equity trading securities	20,971	—	—
Cost of equity trading securities acquired	(20,000)	—	—
Interest credited to policyholder account values	221,301	219,926	223,425
Universal life and investment-type product policy fees	(328,391)	(288,532)	(245,957)
Capitalization of deferred policy acquisition costs	(243,048)	(241,727)	(250,388)
Amortization of deferred policy acquisition costs	97,184	18,889	129,815
Amortization and depreciation	6,524	2,528	2,214
Net realized losses on investments and derivative instruments	622	35,348	29,582
Change in value of trading securities	(754)	453	27
Deferred federal income tax expense (benefit)	52,531	(36,749)	27,985
(Increase) decrease in accrued investment income	(1,836)	(2,640)	43
(Increase) decrease in other assets	(430,180)	454,255	(128,573)
Increase in policyholder liabilities	562,121	199,774	204,247
Increase in policyholders’ dividend accumulations and other funds	32,851	3,831	1,751
(Decrease) increase in federal income tax recoverable	(29,608)	18,136	(7,552)
Increase (decrease) in other liabilities	64,632	(66,800)	87,674
Other, net	264	6,812	5,343

Net cash provided by operating activities	246,195	356,325	227,890

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	133,520	151,397	170,546
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	606,530	567,920	594,552
Proceeds from sale of available-for-sale equity securities	8,932	1,806	196
Proceeds from maturity of fixed maturity held-to-maturity securities	85,865	113,145	81,218
Proceeds from repayment of mortgage loans on real estate	196,982	207,241	155,415
Proceeds from sale of real estate	3,320	—	—
Cost of fixed maturity available-for-sale securities acquired	(1,100,216)	(1,113,403)	(1,104,036)
Cost of available-for-sale equity securities acquired	(24,305)	(14,253)	(21,952)
Cost of fixed maturity held-to-maturity securities acquired	(199,320)	(133,410)	(223,908)
Cost of mortgage loans on real estate acquired	(135,732)	(191,792)	(126,543)
Cost of real estate acquired	(3,556)	(20,834)	—
Derivative payments, net	(6,778)	(24,932)	(33,746)
Change in payables for securities lending collateral, net	39,383	(16,133)	(58,977)
Net increase in short-term investments	(7,323)	(1,213)	31,964
Change in policy loans, net	(54,777)	(32,637)	(23,043)
Change in other long-term invested assets, net	(28,832)	(468)	(362)

Net cash used in investing activities	(486,307)	(507,566)	(558,676)

Cash flows from financing activities:
Universal life and investment product account deposits	3,069,999	2,921,002	3,541,661
Universal life and investment product account withdrawals	(2,710,636)	(2,792,177)	(3,325,472)
(Repayment) issuance of notes payable	—	(1,065)	250,000
Dividends paid to parent	(60,000)	(105,000)	(100,000)
Repayment of surplus note to parent	—	—	(50,000)

Net cash provided by financing activities	299,363	22,760	316,189

Net increase (decrease) in cash and cash equivalents	59,251	(128,481)	(14,597)
Cash and cash equivalents, beginning of year	432,423	560,904	575,501

Cash and cash equivalents, end of year	$491,674	432,423	560,904

Supplemental disclosures:
Federal income tax paid (received)	$55,847	(3,845)	15,608
Interest paid on notes payable	22,011	38,574	32,605

The Company received a capital contribution from its parent ONFS during 2013 of $100,000, consisting of bonds of $97,581 and other assets of $2,419.

MONT repaid $248,835 of the surplus note to ONFS with securities of $243,421, other assets of $2,454 and a payable of $3,060.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as (“ONLIC”) or the (“Company”).

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW engages in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts and fixed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC.

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments, valuation of embedded derivatives, and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net investment gains (losses).

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

Equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 17 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. Additional analysis is performed for any fixed maturity securities where estimated fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

general component, management’s periodic evaluation of the adequacy of the allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements and land, held for company use is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 30 to 32 years and the estimated useful life for building improvements is 5 to 10 years.

In November 2014, the Company purchased land and a building, both held for company use, for $1,330 and $2,226, respectively.

The cost basis of the real estate and building improvements was $19,466 and $20,587 at December 31, 2014 and 2013, respectively. Accumulated depreciation was $439 and $0 at December 31, 2014 and 2013, respectively. Related depreciation expense was $486, $72, and $72 for the years ended December 31, 2014, 2013, and 2012, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $4,955 and $3,625 at December 31, 2014 and 2013, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Other Long Term Investments

Venture capital partnerships are carried on the equity basis.

New Market Tax Credits (which are LLC’s) are accounted for using the effective yield method. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited partnership, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging. The Company purchases long dated Standard and Poor’s 500 put options, equity futures and currency futures for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the put option derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	The combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	The terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	A separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the host contract and are reported in future policy benefits in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(f)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(g)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(h)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(i)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with the individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”) and;

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, certain GMABs, GMIBs and certain GLWBs that require annuitization, and the life-contingent portion GMWB. The Company refers to the total of these five types as the G reserves.

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs, certain GMABs, certain GLWBs and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(j)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 9.5%, 8.8% and 8.3% of the Company’s ordinary life insurance in force as of December 31, 2014, 2013 and 2012, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(k)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2014 or 2013.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $1,707,741 and $1,368,617 as of December 31, 2014 and 2013, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(l)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company utilizes a consolidated approach to the allocation of current taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

The provision for federal income taxes represents management’s best estimate of the deductibility of certain items and the realization of certain tax credits.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

(m)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized when incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(n)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(o)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(p)	Other Income

The Company earns sales load fees on the sale of variable and fixed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(q)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 10 years for equipment. The cost basis of the equipment was $30,159 and $21,457 at December 31, 2014 and 2013, respectively. Accumulated depreciation of equipment was $15,756 and $13,574 at December 31, 2014 and 2013, respectively. Related depreciation expense was $2,829, $2,248 and $2,527 for the years ended December 31, 2014, 2013 and 2012, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 5 to 10 year period using the straight-line method. The cost basis of computer software was $21,400 and $19,666 at December 31, 2014 and 2013, respectively. Accumulated amortization of computer software and hardware was $16,828 and $15,504 at December 31, 2014 and 2013, respectively. Related amortization expense was $1,522, $1,155 and $857 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $3,405 and $832 of capital projects in process recorded in other assets at December 31, 2014 and 2013, respectively.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs (credit) and the remaining net transition asset or obligation not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

(s)	Adoption of New Accounting Pronouncements

In February 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect that this guidance will have any impact on the consolidated financial statements.

In May 2014, the FASB issued new guidance ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017. Early adoption is permitted for non-public entities with certain restrictions. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606. Management does not expect a material impact to the consolidated financial statements as a result of this new standard.

In January 2014, the FASB issued new guidance ASU 2014-01, Investments-Equity Method and Joint Ventures, effective prospectively for calendar years beginning after December 15, 2014. Early adoption is permitted. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

investment performance in the consolidated statements of income as a component of income tax expense (benefit). The Company plans to adopt this guidance on January 1, 2015 and expects that there will be no material impact to the consolidated financial statements at December 31, 2015.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted FASB ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance improves the transparency of reporting these reclassifications but did not change the requirements for reporting net income or other comprehensive income in financial statements. The adoption of this guidance did not have any impact on the Company’s consolidated financial statements as it pertains only to additional disclosures.

On January 1, 2013, the Company adopted FASB ASU 2012-02, Testing Indefinite-Lived Assets for Impairment. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through April 23, 2015, the date that the consolidated financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity sales accounted for approximately 16% and 15% of total individual annuity reserves as of December 31, 2014 and 2013, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company reduces this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation.

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans and the credit quality of reinsurers and derivative counterparties.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio. The Company uses equity put options and equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and other post- retirement benefits	Foreign currency translation adjustment	Adjustment to:
			Future policy benefits and claims	Deferred acquisition costs
					Unrealized gains (losses)	Total

December 31, 2012	$(19,388)	2,431	(6,561)	(108,440)	378,952	246,994
Other comprehensive (loss)income before reclassifications	6,712	(2,431)	5,726	56,514	(217,416)	(150,895)
Amounts reclassified from accumulated other comprehensive income	985	—	—	—	(12,187)	(11,202)

Change	7,697	(2,431)	5,726	56,514	(229,603)	(162,097)

December 31, 2013	$(11,691)	—	(835)	(51,926)	149,349	84,897
Other comprehensive (loss)income before reclassifications	(7,837)	—	(8,273)	(33,535)	152,943	103,298
Amounts reclassified from accumulated other comprehensive income	563	—	—	—	(6,183)	(5,620)

Change	(7,274)	—	(8,273)	(33,535)	146,760	97,678

December 31, 2014	$(18,965)	—	(9,108)	(85,461)	296,109	182,575

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2014	2013	Consolidated statement of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$332	403	Other operating costs and expenses
Actuarial losses	(1,198)	(1,919)	Other operating costs and expenses

	(866)	(1,516)	Loss before income taxes
	303	531	Income tax current benefit

	(563)	(985)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	9,512	18,749	Realized gains, excluding other-than-temporary impairment losses on securities

	(3,329)	(6,562)	Income tax current expense

	6,183	12,187	Net gain

Total reclassification for the year	$5,620	11,202	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset backed, mortgage backed, private placement, equity, derivative, and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed, and derivative securities, including embedded derivatives associated with living benefit contracts.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,446	79,668	—	96,114
Obligations of states and political subdivisions	—	741,856	—	741,856
Debt securities issued by foreign governments	—	—	—	—
Corporate	—	4,314,521	41,164	4,355,685
Asset-backed	—	620,718	101,555	722,273
Mortgage-backed	—	1,050,281	3,042	1,053,323
Equity securities	959	87,243	—	88,202
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Currency futures	2,586	—	—	2,586
Equity put options	—	19,315	—	19,315
Swap	—	668	—	668
Short-term investments securities lending collateral	—	236,885	—	236,885
Short-term investments	45,717	—	—	45,717
Cash	233,289	21,500	—	254,789
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	524,146	524,146
GLWB reinsurance contracts	—	—	53,852	53,852
GMAB reinsurance contracts[2]	—	—	6,213	6,213
Other assets:
GMAB/GMWB embedded derivatives[1]			8,734	8,734
Assets held in separate accounts	20,706,607	—	—	20,706,607

Total assets	$21,005,605	7,177,699	738,706	28,922,010

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	9,185	9,185
GLWB embedded derivatives	—	—	53,852	53,852
GMAB/GMWB reinsurance contracts[1]	—	—	8,734	8,734
Derivative liabilities:
Equity futures	22,059	—	—	22,059

Total liabilities	$22,059	—	71,771	93,830

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,019	75,709	—	91,728
Obligations of states and political subdivisions	—	657,047	—	657,047
Debt securities issued by foreign governments	—	1,018	—	1,018
Corporate	—	3,992,841	22,097	4,014,938
Asset-backed	—	488,305	83,292	571,597
Mortgage-backed	—	1,030,805	86	1,030,891
Equity securities	712	66,731	—	67,443
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	313	—	313
Corporate	—	8,230	—	8,230
Asset-backed	—	760	—	760
Mortgage-backed	—	64	—	64
Other long-term investments:
Derivative assets:
Currency futures	310	—	—	310
Equity put options	—	2,822	—	2,822
Short-term investments securities lending collateral	—	197,502	—	197,502
Short-term investments	38,394	—	—	38,394
Cash	213,421	21,500	—	234,921
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	291,694	291,694
GLWB reinsurance contracts	—	—	12,064	12,064
GMAB reinsurance contracts	—	—	20,198	20,198
Assets held in separate accounts	18,962,216	—	—	18,962,216

Total assets	$19,231,072	6,543,647	429,431	26,204,150

Liabilities
GMAB/GMWB embedded derivatives	$—	—	22,520	22,520
GLWB embedded derivatives	—	—	12,064	12,064
Derivative liabilities:
Equity futures	13,389	—	—	13,389
Currency futures	615	—	—	615

Total liabilities	$14,004	—	34,584	48,588

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2014, 73.6% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 17.0% from the Company’s internal pricing matrices and 9.4% from other sources.

Derivative instruments - The Company enters into long term investments comprised of equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2014 and 2013, the Company had reverse repurchase agreements outstanding with a total carrying value of $107,100 and $37,000, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $109,200 and $37,700 at December 31, 2014 and 2013, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

				Other assets
	Investments				Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GMAB	GLWB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance[4]	reinsurance	assets
Assets
December 31, 2012	$32,088	124,027	2,679	4,340	584,643	349	37,889	786,015
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(769)	(368)	42	15,378	(292,949)	131	(25,825)	(304,360)
Unrealized in OCI[2]	157	1,223	(10)	—	—	—	—	1,370
Purchases	4,245	3,374	—	—	—	—	—	7,619
Settlements	(8,100)	(22,163)	(42)	—	—	—	—	(30,305)
Transfers into Level 3	7,599	—	—	—	—	—	—	7,599
Transfers out of Level 3	(13,123)	(22,801)	(2,583)	—	—	—	—	(38,507)

December 31, 2013	22,097	83,292	86	19,718	291,694	480	12,064	429,431
Net investment gains (losses):
In earnings (realized and unrealized)[1]	780	298	—	(10,984)	232,452	5,733	41,788	270,067
Unrealized in OCI[2]	636	5,895	(86)	—	—	—	—	6,445
Purchases	27,219	23,977	3,042	—	—	—	—	54,238
Settlements	(7,460)	(11,907)	—	—	—	—	—	(19,367)
Transfers into Level 3	8,795	—	—	—	—	—	—	8,795
Transfers out of Level 3	(10,903)	—	—	—	—	—	—	(10,903)

December 31, 2014	$41,164	101,555	3,042	8,734	524,146	6,213	53,852	738,706

Change in unrealized gains (losses):
Still held at December 31:
2013	$(276)	(373)	42	15,378	(292,949)	131	(25,825)	(303,872)

2014	$99	287	—	(10,984)	232,452	5,733	41,788	269,375

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[4]	All GMAB riders excluding indicator H.

	Future policy benefits and claims
	GMAB/ GMWB reinsurance contracts[2]	GMAB/ GMWB embedded derivatives[3]	GLWB embedded derivatives	Total liabilities
Liabilities
December 31, 2012	$(4,340)	(9,743)	(37,889)	(51,972)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(15,378)	6,941	25,825	17,388

December 31, 2013	(19,718)	(2,802)	(12,064)	(34,584)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	10,984	(6,383)	(41,788)	(37,187)

December 31, 2014	$(8,734)	(9,185)	(53,852)	(71,771)

Change in unrealized gains (losses):
Still held at December 31:
2013	$(15,378)	6,941	25,825	17,388

2014	$10,984	(6,383)	(41,788)	(37,187)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably available by the Company.

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$68,556	Market pricing	Market prices	12-108	98	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	17.27%	17.27%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	524,146	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.5%	*	Decrease
			dur 11+	9.2% - 14.9%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.44% - 0.67%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GMAB embedded derivative[1]	8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease

GMAB reinsurance contract[2]	6,213		Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GLWB reinsurance contract	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Liabilities:
GMAB reinsurance contract[1]	$8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
GMAB embedded derivatives[2]	9,185		Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% -18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$70,822	Market pricing	Yields/spreads	12-109	96	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	11.629%	11.629%	Decrease
Reinsurance recoverable:

GMIB reinsurance contracts	291,694	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.0%	*	Decrease
			dur 11+	9.7% - 15.5%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.47% - 0.83%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
GMAB reinsurance contract	20,198	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
GLWB reinsurance contract	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Liabilities:
GMAB/GMWB embedded derivatives	$22,520	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 1	Level 3	Level 1	Level 2
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	8,795	—	10,903

2013
Assets:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities	$16,019	—	—	—
Corporate	—	7,599	—	13,123
Asset-backed	—	—	—	22,801
Mortgage-backed	—	—	—	2,583

During the years ended December 31, 2014 and 2013, the Company transferred investments totaling $8,795 and $7,599, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2014 and 2013, the Company transferred investments totaling $10,903 and $38,507, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. During the years ended December 31, 2014 and 2013, the Company transferred $0 and $16,019, respectively, of U.S. Treasury securities from Level 2 to Level 1. There were no transfers out of Level 1 in 2014 or 2013.

Fair Value Measurement on a Nonrecurring Basis

In 2014 and 2013, the Company impaired four and three fixed maturity held-to-maturity securities and three and two mortgage loans on real estate and measured the securities and loans at estimated fair value. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2014
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	6,119	6,119	5,627
Mortgage loans on real estate, net	—	—	1,120	1,120	318

Total assets	$—	—	7,239	7,239	5,945

2013
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,940	1,940	893
Mortgage loans on real estate, net	—	—	3,195	3,195	2,037

Total assets	$—	—	5,135	5,135	2,930

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2014
Assets:
Fixed maturity held-to-maturity securities	$1,229,718	1,322,588	—	1,316,458	6,130
Mortgage loans on real estate	1,172,156	1,227,594	—	—	1,227,594
Policy loans	444,202	504,137	—	—	504,138
Liabilities:
Investment contracts	2,975,946	3,254,618	—	3,254,618	—
Policyholders’ dividend accumulations and other policyholder funds	150,026	150,026	150,026	—	—
Notes payable	309,393	392,404	—	392,404	—
2013
Assets:
Fixed maturity held-to-maturity securities	$1,123,720	1,185,490	—	1,165,709	19,781
Mortgage loans on real estate	1,233,958	1,239,729	—	—	1,239,729
Policy loans	389,425	458,149	—	—	458,149
Liabilities:
Investment contracts	3,141,038	3,297,204	—	3,297,204	—
Policyholders’ dividend accumulations and other policyholder funds	108,888	108,888	108,888	—	—
Notes payable	309,317	324,337	—	324,337	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classified these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company has classified these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company has classified these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company has classified these as Level 2 liabilities.

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset and mortgage backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$85,498	10,890	(274)	96,114	—
Obligations of states and political subdivisions	705,137	38,889	(2,170)	741,856	—
Corporate	3,978,323	393,382	(16,020)	4,355,685	(176)
Asset-backed	696,786	26,830	(1,343)	722,273	(21,104)
Mortgage-backed	1,021,639	40,078	(8,394)	1,053,323	(29,773)

Total fixed maturity securities	$6,487,383	510,069	(28,201)	6,969,251	(51,053)

Equity securities	$86,614	3,532	(1,944)	88,202	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,880	981	—	9,861	—
Obligations of states and political subdivisions	1,705	430	—	2,135	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,218,133	93,991	(2,532)	1,309,592	—

Total held-to-maturity	$1,229,718	95,402	(2,532)	1,322,588	—

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$85,445	7,326	(1,043)	91,728	—
Obligations of states and political subdivisions	681,919	8,357	(33,229)	657,047	—
Debt securities issued by foreign governments	999	19	—	1,018	—
Corporate	3,758,904	294,748	(38,714)	4,014,938	(176)
Asset-backed	558,397	15,977	(2,777)	571,597	(21,299)
Mortgage-backed	1,032,481	27,568	(29,158)	1,030,891	(30,950)

Total fixed maturity securities	$6,118,145	353,995	(104,921)	6,367,219	(52,425)

Equity securities	$71,809	3,154	(7,520)	67,443	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	12	—	313	—
Corporate	7,755	475	—	8,230	—
Asset-backed	742	19	(1)	760	—
Mortgage-backed	63	1	—	64	—

Total fixed maturity securities	$8,861	507	(1)	9,367	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$9,517	696	—	10,213	—
Obligations of states and political subdivisions	1,795	402	—	2,197	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,111,408	71,448	(10,776)	1,172,080	—

Total held-to-maturity	$1,123,720	72,546	(10,776)	1,185,490	—

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Non-credit other than temporary impairment (“OTI”) represents the amount of cumulative non-credit OTI losses recognized in other comprehensive income on securities as of the date of OTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 95.6% and 95.4% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2014 and 2013, respectively.

Investments with a fair value of $17,657 and $16,130 as of December 31, 2014 and 2013, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2014.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$303,319	315,515	2,419	2,449	34,461	35,090
Due after one year through five years	1,664,279	1,785,127	2,027	2,260	242,808	261,209
Due after five years through ten years	2,508,156	2,627,776	149	164	794,175	853,821
Due after ten years	2,011,629	2,240,833	160	171	158,274	172,468

Total	$6,487,383	6,969,251	4,755	5,044	1,229,718	1,322,588

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2014
U.S. Treasury securities and obligations of U.S. government	$7,431	(152)	8,302	(122)	15,733	(274)
Obligations of states and political subdivisions	16,404	(150)	89,648	(2,020)	106,052	(2,170)
Corporate	296,458	(10,928)	136,970	(7,624)	433,428	(18,552)
Asset-backed	191,712	(1,009)	17,854	(334)	209,566	(1,343)
Mortgage-backed	13,390	(79)	282,014	(8,315)	295,404	(8,394)

Total fixed maturity securities	525,395	(12,318)	534,788	(18,415)	1,060,183	(30,733)
Equity securities	33,775	(1,944)	—	—	33,775	(1,944)

Total	$559,170	(14,262)	534,788	(18,415)	1,093,958	(32,677)

2013
U.S. Treasury securities and obligations of U.S. government	$19,025	(1,043)	—	—	19,025	(1,043)
Obligations of states and political subdivisions	389,454	(32,817)	2,088	(412)	391,542	(33,229)
Corporate	1,014,752	(44,413)	48,049	(5,077)	1,062,801	(49,490)
Asset-backed	124,623	(1,515)	30,743	(1,263)	155,366	(2,778)
Mortgage-backed	418,625	(22,225)	76,317	(6,933)	494,942	(29,158)

Total fixed maturity securities	1,966,479	(102,013)	157,197	(13,685)	2,123,676	(115,698)
Equity securities	28,903	(7,107)	710	(413)	29,613	(7,520)

Total	$1,995,382	(109,120)	157,907	(14,098)	2,153,289	(123,218)

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or longer	Total	Number of Securities
2014
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(152)	(122)	(274)	8
Obligations of states and political subdivisions	(150)	(2,020)	(2,170)	57
Corporate	(10,811)	(7,604)	(18,415)	271
Asset-backed	(1,009)	(313)	(1,322)	84
Mortgage-backed	(79)	(8,315)	(8,394)	85
Below 80%:
Corporate	(117)	(20)	(137)	3
Asset-backed	—	(21)	(21)	1

Total	$(12,318)	(18,415)	(30,733)	509

2013
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(1,043)	—	(1,043)	8
Obligations of states and political subdivisions	(30,920)	(311)	(31,231)	224
Corporate	(44,143)	(4,826)	(48,969)	634
Asset-backed	(1,168)	(1,143)	(2,311)	90
Mortgage-backed	(22,225)	(6,105)	(28,330)	147
Below 80%:
Obligations of states and political subdivisions	$(1,897)	(101)	(1,998)	7
Corporate	(270)	(251)	(521)	5
Asset-backed	(347)	(120)	(467)	3
Mortgage-backed	—	(828)	(828)	2

Total	$(102,013)	(13,685)	(115,698)	1,120

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the securities portfolio.

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For structured securities included in fixed maturity securities, the Company determines the collectability of the securities’ expected future cash flows. For corporate securities, the Company evaluates the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income (loss), the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income (loss) over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTI. Subsequent changes in estimated fair value that are not considered OTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2014 and 2013 reflect temporary fluctuations in economic factors that are not indicative of OTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses declined from December 31, 2013 to December 31, 2014 due to declining U.S. Treasury yields, offset to a limited degree by slightly wider credit spreads. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2014	2013
Commercial mortgage loans	$1,175,972	1,239,490
Valuation allowance	3,816	5,532

Net carrying value	$1,172,156	1,233,958

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 12.4% as of December 31, 2014 and 2013.

As of December 31, 2014, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $138,108 and $125,304, respectively. As of December 31, 2013, loans in the state of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $152,575 and $129,882, respectively.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2014, we physically inspected nearly 100% of the properties in our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2014
0% - 50%	$90,092	57,043	140,953	259,896	80,452	—	628,436
50% - 60%	22,023	13,731	95,900	140,125	55,905	1,163	328,847
60% - 70%	7,491	7,292	41,238	70,705	30,348	1,002	158,076
70% - 80%	—	—	2,388	37,347	7,434	6,546	53,715
80% and greater	—	—	—	3,082	—	—	3,082

Total	$119,606	78,066	280,479	511,155	174,139	8,711	1,172,156

2013
0% - 50%	$148,719	46,766	143,034	210,310	65,704	24,548	639,081
50% - 60%	37,039	27,492	101,994	139,924	51,798	9,834	368,081
60% - 70%	10,341	11,933	49,442	60,295	42,077	6,329	180,417
70% - 80%	4,514	1,695	29,174	888	3,322	—	39,593
80% and greater	—	—	6,786	—	—	—	6,786

Total	$200,613	87,886	330,430	411,417	162,901	40,711	1,233,958

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

A rollforward of the allowance for loan losses is as follows:

	2014	2013
Beginning balance	$5,532	3,636
Provision	498	2,007
Charge-offs	(2,214)	(111)

Ending balance	$3,816	5,532

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2014	$—	—	1,120	1,120	1,171,036	1,172,156	1,120

2013	$619	—	4,241	4,860	1,229,098	1,233,958	—

Performance, Impairment and Foreclosures

At December 31, 2014 and 2013, the Company had mortgage loans totaling $0 and $6,741, respectively, which were in the process of foreclosure. Mortgage loan write-downs were $530, $2,149 and $2,206, during 2014, 2013 and 2012, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The carrying value of mortgage loans on nonaccrual status was $0 and $4,241 as of December 31, 2014 and 2013, respectively.

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company did not have any significant troubled debt restructurings of mortgage loans during 2014 or 2013.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2014
With an allowance recorded:
Commercial mortgages	$3,662	4,014	(352)	4,410	185

2013
With an allowance recorded:
Commercial mortgages	$4,527	7,195	(2,668)	2,264	325

The Company sold certain mortgage loans to ONFS with a book value of $10,109 and $1,800 in 2014 and 2013, respectively.

The Company has a mortgage loan receivable from ONFS of $26,065 and $26,700 as of December 31, 2014 and 2013, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2014	2013
Venture capital partnerships	$7,187	8,363
Derivative instruments	22,569	3,132
Receivable for securities	436	1,325

Total	$30,192	12,820

Securities Lending

As of December 31, 2014 and 2013, the Company received $236,885 and $197,502, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2014 and 2013. As of December 31, 2014 and 2013, the Company had loaned securities with a fair value of $228,378 and $184,044, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-back securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2014	2013	2012
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$309,558	314,633	318,081
Equity securities	3,744	3,339	1,941
Fixed maturity trading securities	319	480	583
Fixed maturity held-to-maturity securities	72,466	71,367	63,675
Mortgage loans on real estate	74,978	79,763	84,874
Real estate	2,902	588	475
Policy loans	20,470	18,804	19,643
Short-term investments	1,013	1,315	2,459
Other long-term investments	—	2,351	24

Total gross investment income	485,450	492,640	491,755
Interest expense	(22,087)	(38,649)	(32,740)
Other investment expenses	(11,244)	(7,485)	(8,888)

Net investment income	$452,119	446,506	450,127

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$13,859	(2,760)	3,396
Equity securities	(562)	1,713	(210)
Fixed maturity held-to-maturity securities	(6,415)	(871)	(1,511)
Mortgage loans on real estate	(211)	(109)	(2,205)
Derivative instruments	(6,980)	(31,425)	(29,224)
Real estate	(27)	—	—

Total realized gains (losses) on investments	(336)	(33,452)	(29,754)
Change in allowances for mortgage loans on real estate	(286)	(1,896)	172

Net realized losses on investments	$(622)	(35,348)	(29,582)

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $10,283, $6,565, and $8,733 for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014, fixed maturity securities with a carrying value of $209,762, which had a cumulative write-down of $53,243 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total OTI losses on securities by asset type for the years ended December 31:

	Total	Recognized in	Recognized in
	OTI	OCI	earnings
2014
Obligations of states and political subdivisions	$1,649	(784)	2,433
Corporate	9,680	2,574	7,106
Asset-backed	132	(357)	489
Mortgage-backed	(4,091)	(4,346)	255

Total other-than-temporary impairment losses	$7,370	(2,913)	10,283

2013
Corporate	$3,676	(293)	3,969
Asset-backed	216	(236)	452
Mortgage-backed	761	(1,383)	2,144

Total other-than-temporary impairment losses	$4,653	(1,912)	6,565

2012
Corporate	$2,195	(2,592)	4,787
Asset-backed	1,364	(128)	1,492
Mortgage-backed	382	(2,072)	2,454

Total other-than-temporary impairment losses	$3,941	(4,792)	8,733

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cumulative credit loss, beginning of year	$65,068	60,040	57,728
New credit losses	7,591	4,491	3,900
Change in credit losses on securities included in the beginning balance	2,692	2,074	4,833

Subtotal	75,351	66,605	66,461
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	22,108	1,537	6,421

Cumulative credit loss, end of year	$53,243	65,068	60,040

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2014	2013	2012
Proceeds from the sale and maturity	$609,870	656,172	688,292

Gross realized gains on the sale and maturity	$4,448	9,869	5,877

Gross realized losses on the sale and maturity	$(622)	(9,325)	(401)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold four held-to-maturity securities in 2014. Proceeds from the sale of those securities were $7,090. Net losses of $759 were realized on those sales. There were no sales of held-to-maturity securities in 2013 or 2012.

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$232,794	(367,168)	235,403
Equity securities	5,954	(7,123)	201

Change in net unrealized gains	$238,748	(374,291)	235,604

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2014	2013	Change
Securities available for sale	$483,456	244,708	238,748
Unrealized gains related to closed block	(33,624)	(20,874)	(12,750)
Future policy benefits and claims	(14,012)	(1,285)	(12,727)
Deferred policy acquisition costs	(131,479)	(79,886)	(51,593)
Deferred federal income tax provision	(107,481)	(50,662)	(56,819)

Net unrealized gains	$196,860	92,001	104,859

	2013	2012	Change

Securities available for sale	$244,708	618,999	(374,291)
Unrealized gains related to closed block	(20,874)	(41,933)	21,059
Future policy benefits and claims	(1,285)	(10,094)	8,809
Deferred policy acquisition costs	(79,886)	(166,830)	86,944
Deferred federal income tax provision	(50,662)	(140,779)	90,117

Net unrealized gains	$92,001	259,363	(167,362)

	2012	2011	Change

Securities available for sale	$618,999	383,395	235,604
Unrealized gains related to closed block	(41,933)	(28,030)	(13,903)
Future policy benefits and claims	(10,094)	(914)	(9,180)
Deferred policy acquisition costs	(166,830)	(89,480)	(77,350)
Deferred federal income tax provision	(140,779)	(83,391)	(57,388)

Net unrealized gains	$259,363	181,580	77,783

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated on hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

In 2014, ONLAC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2014 and resulted in a gain of $560.

In 2013, ONLIC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2013 and resulted in a gain of $1,657.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated statements of income:

		December 31
Derivatives not designated as		2014	2013
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$2,586	310
Equity put options	Other long-term investments	19,315	2,822
Swap	Other long-term investments	668	—
GMIB reinsurance contracts	Reinsurance recoverable	524,146	291,694
GLWB reinsurance contracts	Reinsurance recoverable	53,852	12,064
GMAB reinsurance contracts[2]	Reinsurance recoverable	6,213	480
GMAB embedded derivatives[1]	Other assets	8,734	19,718

Total		$615,514	327,088

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$53,852	12,064
GMAB and GMWB embedded derivatives[2]	Future policy benefits and claims	9,185	2,802
GMAB and GMWB reinsurance contracts[1]	Future policy benefits and claims	8,734	19,718
Currency futures	Other liabilities	—	615
Equity futures	Other liabilities	22,059	13,389

Total		$93,830	48,588

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2014	2013	2012
Interest rate futures	Net realized gains (losses): derivative instruments	$560	1,657	—
Currency futures[1]	Net realized gains (losses): derivative instruments	(8,079)	(29,161)	(23,790)
Equity futures[1]	Net realized gains (losses): derivative instruments	1,490	1,312	(2,031)
Equity put options	Net realized gains (losses): derivative instruments	(951)	(5,233)	(3,403)
GMIB reinsurance contracts	Benefits and claims	232,452	(292,949)	68,814
GMAB reinsurance contracts[2]	Benefits and claims	(10,984)	15,378	4,340
GMAB and GMWB embedded derivatives[2]	Benefits and claims	10,984	(15,378)	(4,340)
GMAB reinsurance contracts[3]	Benefits and claims	5,733	131	349
GMAB and GMWB embedded derivatives[3]	Benefits and claims	(6,383)	6,941	6,298
GLWB reinsurance contracts	Benefits and claims	41,788	(25,825)	(29,038)
GLWB embedded derivatives	Benefits and claims	(41,788)	25,825	29,038

Total		$224,262	(318,959)	46,237

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).
[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2014 and 2013, a non-affiliated reinsurer held assets in trust with an estimated fair value of $625,361 and $437,187, respectively, and a letter of credit of $96,380 and $271,501, respectively. As of December 31, 2014 and 2013, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,230 and $4,729, respectively, and a letter of credit of $42,000 and $65,000, respectively.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Balance - beginning of year	$1,278,013	957,570
Acquisition costs deferred	243,048	241,726
Amortization	(105,120)	(8,227)
Unrealized investment gains (losses)	(51,593)	86,944

Balance - end of year	$1,364,348	1,278,013

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2014
GMDB	$677,032	19,557,089	20,234,121	247,396	13,854	65

GMIB	$113,574	9,542,958	9,656,532	—	481	65

GLWB	$101,992	7,429,146	7,531,138	53	—	64

GMAB/GMWB	$35,661	3,639,088	3,674,749	641	—	63

2013
GMDB	$713,602	17,879,510	18,593,112	207,619	10,931	65

GMIB	$116,457	9,723,144	9,839,601	—	81	65

GLWB	$118,606	5,962,078	6,080,684	—	—	63

GMAB/GMWB	$45,023	3,366,366	3,411,389	950	—	63

2012
GMDB	$781,354	14,312,075	15,093,429	301,363	14,731	64

GMIB	$124,487	8,710,632	8,835,119	—	10	64

GLWB	$181,770	3,835,406	4,017,176	—	—	62

GMAB/GMWB	$189,507	2,291,796	2,481,303	2,972	—	62

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2014 and 2013.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013
Mutual funds:
Bond	$5,603,137	5,355,700
Equity	13,644,841	12,006,441
Money market	309,111	517,369

Total	$19,557,089	17,879,510

The liability for future policy benefits for universal life policies and investment contracts represents approximately 76% and 77% of the total liability for future policy benefits as of December 31, 2014 and 2013, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.6%, 3.7% and 3.8% for the years ended December 31, 2014, 2013 and 2012, respectively. Approximately 45% and 48%, as of December 31, 2014 and 2013, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2014, direct G reserves were $423,933, ceded G reserves were $717,875 and net G reserves were $(293,942). As of December 31, 2013, direct G reserves were $186,777, ceded G reserves were $359,346 and net G reserves were $(172,569).

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2014	2013
GMDB	$25,478	21,278
GMIB	(322,400)	(196,169)
GMAB/GMWB	2,972	2,322
GLWB	8	—

Total	$(293,942)	(172,569)

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2013 to 2014, direct reserves increased $160,379 offset by an increase of $286,610 in reinsurance ceded reserves for a net decrease in reserves of $126,231. The direct reserves were calculated in accordance with FASB ASC 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with ASC 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2014 and 2013, this reserve balance was $23,410 and $10,962, respectively.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 19%, 20% and 18% of gross earned life and accident and health premiums during 2014, 2013 and 2012, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, GMDB, GMIB, GLWB, through coinsurance and quota share agreements.

For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $418,440 and $470,666 as of December 31, 2014 and 2013, respectively.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GLWB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed in the first sentence above. The Company also assumes certain accident and health insurance policies and BOLI policies issued by ONLAC.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

MONT retrocedes certain term life policies on a yearly renewable term basis to the Company on a quota share basis, which the Company then cedes to external reinsurers based on the retention levels discussed in the section above.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC.

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of life and health total premiums to net premiums for the years ended December 31, were as follows:

	2014	2013	2012
Direct premiums	$630,079	558,009	502,960
Reinsurance assumed	294,720	326,711	269,059
Reinsurance ceded	(475,454)	(489,387)	(420,637)

Net premiums earned	$449,345	395,333	351,382

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801.

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

derivative positions were recorded within Derivative Instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company will cede 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2014	2013	2012
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$143,802	129,276	96,520
Net realized gains:
Derivative instruments:
FWH under reinsurance	62,375	156,915	205,099
Benefits and claims:
Benefits incurred	2,043	1,414	1,522
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$175,541	59,338	75,933
Cost of reinsurance, 2010 activity	44,430	52,849	62,824
Cost of reinsurance, 2011 activity	34,450	39,493	45,099
Cost of reinsurance, 2013 activity	7,710	4,904	—
Policy and contract claims	192	65	302
Other liabilities:
FWH under reinsurance:
Margin account	68,821	29,304	65,508
Unrealized gains (losses) derivative instruments	2,385	263	6,630
Premiums payable	12,252	13,251	9,327

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2014	2013
Surplus notes
6.875% fixed rate due 2042	$250,000	$250,000
5.000% fixed rate due 2031	3,818	3,778
5.800% fixed rate due 2027	5,826	5,812
8.500% fixed rate due 2026	49,749	49,727

Total notes payable	$309,393	$309,317

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. In conjunction with the issuance of this note, the Company retired the remaining $145,000 of the senior note issued in March 2003 and recognized a loss of $6,251 which was included in loss on debt retirement in the consolidated statements of income. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.8% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.5% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Total interest expense on all obligations was $22,087, $38,649 and $32,740 during the years ended December 31, 2014, 2013, and 2012, respectively. Included in total interest expense were amounts paid to ONFS of $0, $16,563 and $18,281 for 2014, 2013 and 2012, respectively. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

ONLIC had access to a revolving credit facility of $170,000 at December 31, 2014 and 2013 through its parent, ONFS, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2014 or 2013.

There were no interest and fees paid on the line of credit in 2014 and 2013. Total interest and fees paid on the line of credit was $166 in 2012. There was no borrowing outstanding on these facilities as of December 31, 2014 or 2013.

(14)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity. Intangible assets acquired represent the value of the insurance license in the state of New York.

There is $560 of goodwill and $195 of unamortizable intangible assets pertaining to the NSLAC acquisition recorded on the consolidated balance sheets at December 31, 2014 and 2013.

During the 2014 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(15)	Income Taxes

The provision for income taxes is as follows:

	2014	2013	2012
Current expense	$31,734	13,774	9,862
Deferred expense (benefit)	52,531	(36,749)	27,985

Provision for income taxes	$84,265	(22,975)	37,847

75	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2014	2013	2012
Pre-tax income times U.S. enacted tax rate	$112,403	2,084	64,690
Tax-preferred investment income	(24,560)	(23,092)	(20,790)
Transfer pricing	(3,395)	(2,676)	(6,680)
Other, net	(183)	709	627

Provision for income taxes	$84,265	(22,975)	37,847

Effective tax rate	26.2%	-385.9%	20.5%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. During 2014, 2013 and 2012 tax return years, the Company recognized an income tax benefit of $17,550, $15,044 and $11,918, respectively. The IRS has conceded the industry issue surrounding the calculation of SA DRD for all audited tax years 2003-2010.

76	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2014	2013
Deferred tax assets:
Pension and benefit obligations	$18,610	14,328
Future policy benefits	1,008,759	847,102
Mortgage loans on real estate	996	987
Other	12,574	13,967

Total gross deferred tax assets	1,040,939	876,384
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	1,040,939	876,384

Deferred tax liabilities:
Fixed maturity securities available-for-sale	147,560	66,699
Deferred policy acquisition costs	349,363	330,644
Fixed assets	1,017	1,250
Reinsurance recoverable	943,843	771,625
Other	16,804	13,889

Total gross deferred tax liabilities	1,458,587	1,184,107

Net deferred tax liability	$417,648	307,723

The Company records net deferred tax assets to the extent that the Company believes these assets will more likely than not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. In the event the Company were to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

The Company included NSLAC in the consolidated life/non-life federal income tax return for the first time for the period ending December 31, 2013. As of December 31, 2012, NSLAC had a net operating loss carryforward of $12,878. All NSLAC net operating losses and net capital losses carryovers were absorbed by the consolidated life/non-life group in 2013.

As of December 31, 2014 and 2013, the Company had no net operating loss carryforwards, capital loss carryforwards or valuation allowances recorded.

77	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(16)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2014 and 2013.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2014 and 2013.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2014 and 2013.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

78	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2014 and 2013.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2014	2013	2014	2013
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$68,653	72,170	4,588	4,983
Service cost	2,015	2,137	42	46
Interest cost	3,620	3,308	229	199
Amendments	—	—	—	(832)
Actuarial loss (gain)	11,275	(3,061)	380	457
Benefits paid*	(3,885)	(5,901)	(221)	(265)

Projected benefit obligation at end of year	$81,678	68,653	5,018	4,588

Accumulated benefit obligation	$64,630	55,122

Change in plan assets:
Fair value of plan assets at beginning of year	$56,670	51,922	—	—
Actual return on plan assets	3,409	10,062	—	—
Benefits and expenses paid	(3,724)	(5,314)	—	—

Fair value of plan assets at end of year	$56,355	56,670	—	—

Funded status	$(25,323)	(11,983)	(5,018)	(4,588)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

79	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2014
Projected benefit obligation	$69,947	11,731	81,678
Fair value of plan assets	56,355	—	56,355

Funded Status	(13,592)	(11,731)	(25,323)

2013
Projected benefit obligation	$59,335	9,318	68,653
Fair value of plan assets	56,670	—	56,670

Funded status	$(2,665)	(9,318)	(11,983)

	Pension benefits		Other benefits
	2014	2013	2014	2013
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(25,323)	(11,983)	(5,018)	(4,588)

	Pension benefits			Other benefits
	2014	2013	2012	2014	2013	2012
Amounts recognized in other comprehensive (loss) income:
Net actuarial loss (gain)	$10,347	(12,333)	775	512	975	418
Prior service (credit) cost	—	—	—	332	(429)	546

Total	$10,347	(12,333)	775	844	546	964

80	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Pension benefits		Other benefits
	2014	2013	2014	2013
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$30,189	19,842	(371)	(883)
Prior service credit	—	—	(640)	(972)

Total	$30,189	19,842	(1,011)	(1,855)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 are $2,350 and $0, respectively. The estimated net gain and prior service credit for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 are $(51) and $(128), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$2,015	2,137	1,965
Interest cost	3,620	3,308	3,390
Expected return on plan assets	(3,809)	(3,229)	(3,205)
Amortization of net loss	1,329	2,438	2,291

Net periodic benefit cost	$3,155	4,654	4,441

	Other benefits
	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$42	46	56
Interest cost	229	199	242
Amortization of prior service cost	(332)	(403)	(546)
Amortization of net gain	(131)	(519)	(282)

Net periodic benefit cost	$(192)	(677)	(530)

81	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2014	2013
Projected benefit obligation	$11,731	9,318
Accumulated benefit obligation	9,838	7,992
Fair value of plan assets	—	—

f)	Assumptions

	Pension benefits		Other benefits
	2014	2013	2014	2013
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.30%	4.60%	5.05%	4.35%
Expected long-term return on plan assets	7.00%	6.50%	—	—
Rate of compensation increase	3.75%	3.25%	3.15%	—%
Healthcare cost trend rate assumed for next year	—	—	1.65%	1.30%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.05%	0.95%
Year that the rate reaches the ultimate trend rate	—	—	2017	2014
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.60%	5.30%	4.35%	5.05%
Rate of compensation increase	3.85%	3.75%	3.20%	—%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2014 service cost and interest cost	$32	(27)
Effect on 2014 other post-retirement benefit obligation	498	(417)

82	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2014	Level 1	Level 2	Level 3	Total
Bond funds	$13,077	—	—	13,077
Equity funds	43,278	—	—	43,278

Total assets	$56,355	—	—	56,355

2013
Bond funds	$14,124	—	—	14,124
Equity funds	42,546	—	—	42,546

Total assets	$56,670	—	—	56,670

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2014 and 2013.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

83	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2014	2013
Equity securities	77%	75%
Debt securities	23	25

Total	100%	100%

h)	Cash Flows

(i)	Contributions

No contribution to the qualified pension plan was made for the 2014 plan year. No contribution to the qualified pension plan is expected for the 2015 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2015	$8,979	221
2016	5,630	238
2017	6,152	246
2018	6,052	272
2019	7,083	277
2020 – 2024	41,874	1,448

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2014, 2013 and 2012 were $6,432, $6,024 and $5,928, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $2,024, $1,912 and $2,131 in 2014, 2013 and 2012, respectively.

84	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(17)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

85	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2014 and 2013, and for each of the years in the three-year period ended December 31, 2014 follows:

	2014	2013
Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $358,455 and $345,834 as of December 31, 2014 and 2013, respectively)	$392,079	366,708
Fixed maturity securities held-to-maturity, at amortized cost	28,866	33,450
Mortgage loans on real estate, net	94,173	101,153
Policy loans	92,386	93,001
Short-term investments	12,567	13,389
Accrued investment income	4,944	5,090
Deferred policy acquisition costs	44,815	47,642
Reinsurance recoverable	998	598
Other assets	1,024	638

Total assets	$671,852	661,669

Closed Block liabilities:
Future policy benefits and claims	$625,064	626,573
Policyholders’ dividend accumulations	40,998	42,765
Other policyholder funds	28,579	27,999
Deferred federal income taxes	11,768	7,306
Other liabilities	1,631	1,719

Total liabilities	$708,040	706,362

86	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Closed Block revenues and expenses:
Traditional life insurance premiums	$26,844	28,310	29,926
Net investment income	34,940	41,710	39,467
Net realized gains on investments	(143)	(759)	268
Benefits and claims	(38,889)	(44,726)	(42,415)
Provision for policyholders’ dividends on participating policies	(5,910)	(15,514)	(17,464)
Amortization of deferred policy acquisition costs	(2,866)	(2,915)	(2,981)
Other operating costs and expenses	(2,231)	(2,591)	(2,582)

Income before federal income taxes	$11,745	3,515	4,219

(18)	Regulatory RBC and Dividend Restrictions

The Company has to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONMH’s domestic insurance subsidiaries ONLIC, ONLAC, NSLAC, MONT and KENW, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2014 or 2013. NSLAC, a New York domiciled company, and MONT, a Vermont domiciled company, do not have permitted statutory accounting practices as of December 31, 2014 or 2013.

In 2013, the Company received approval from the Vermont Insurance Department regarding the use of a permitted practice in the KENW statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the

87	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2014, ONLIC, ONLAC, NSLAC, MONT and KENW exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2014, the Company’s total adjusted capital and company action level RBC was $1,185,716 and $185,698, respectively, providing an RBC ratio of 639%. Additionally, as of December 31, 2014, the Company’s authorized control level RBC was $92,849.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $33,489, $16,470 and $64,959 for the years ended December 31, 2014, 2013 and 2012, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $1,097,074 and $1,002,744 as of December 31, 2014 and 2013, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

88	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $109,000 may be paid by ONLIC to ONFS in 2015 without prior approval. Dividends of $60,000, $40,000 and $125,000 were declared by ONLIC to ONFS in 2014, 2013 and 2012, respectively, and dividends paid were $60,000, $105,000 and $100,000 in 2014, 2013 and 2012, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $29,000 may be paid by ONLAC to ONLIC in 2015 without prior approval. ONLAC declared and paid dividends to ONLIC of $31,000, $31,000 and $34,000 in 2014, 2013 and 2012, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2015 without prior approval of the New York Department of Insurance. No dividends were declared or paid by NSLAC in 2014, 2013 and 2012.

89	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. Dividends of $5,000 were paid by MONT to ONLIC in 2014. No dividends were declared or paid by MONT to ONLIC in 2013 or 2012. No dividends were declared or paid by KENW to ONLIC in 2014 or 2013.

(19)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $36,330 and $24,668 as of December 31, 2014 and 2013, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(20)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,071, $3,188 and $3,584 during 2014, 2013 and 2012, respectively. The lease on the home office building constitutes 97% of the future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2014 are:

	Operating	Capital
2015	$2,868	100
2016	2,868	100
2017	2,861	75
2018	2,799	—
2019	2,698	—
After 2019	4,721	—

Total minimum lease payments	$18,815	275

Less interest on capital leases		(26)

Liability for capitalized leases		$249

The Company is a party in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated balance sheet or results of operations.

90	(Continued)

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$85,498	96,114	96,114
Obligations of states and political subdivisions	705,137	741,856	741,856
Corporate securities	3,978,323	4,355,685	4,355,685
Asset-backed securities	696,786	722,273	722,273
Mortgage-backed securities	1,021,639	1,053,323	1,053,323

Total fixed maturity available-for-sale securities	6,487,383	6,969,251	6,969,251

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,514	38,372	38,372
Nonredeemable preferred stocks	51,100	49,830	49,830

Total equity securities available-for-sale	86,614	88,202	88,202

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	8,880	9,861	8,880
Obligations of states and political subdivisions	1,705	2,135	1,705
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	1,218,133	1,309,592	1,218,133

Total fixed maturity held-to-maturity securities	1,229,718	1,322,588	1,229,718

Trading securities:
Bonds:
Obligations of states and political subdivisions	300	306	306
Corporate securities	4,150	4,421	4,421
Asset-backed securities	271	283	283
Mortgage-backed securities	34	34	34

Total fixed maturity trading securities	4,755	5,044	5,044

Equity
Seed money	1	1	1

Total trading securities	4,756	5,045	5,045

Mortgage loans on real estate, net	1,175,972		1,172,156	[1]

Real estate, net:
Investment properties	24,421		23,982

Total real estate, net	24,421		23,982	[2]

Policy loans	444,202		444,202
Other long-term investments	67,572		30,192	[3]
Short-term investments securities lending collateral	236,885		236,885
Short-term investments	45,717		45,717

Total investments	$9,803,240		10,245,350

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014:
Individual life insurance	$664,310	5,567,183			433,551
Pension and annuities	686,124	2,976,801			16,804
Other insurance	13,914	1,741,183			15,794
Corporate	—	—			—

Total	$1,364,348	10,285,167			466,149

2013:
Individual life insurance	$632,902	4,986,893			379,289
Pension and annuities	631,562	3,141,496			20,141
Other insurance	13,549	1,389,818			16,043
Corporate	—	—			—

Total	$1,278,013	9,518,207			415,473

2012:
Individual life insurance	$513,855	4,485,336			334,692
Pension and annuities	430,241	3,067,228			13,412
Other insurance	13,474	1,754,049			16,690
Corporate	—	—			—

Total	$957,570	9,306,613			364,794

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2014:
Individual life insurance	$287,791	628,327	45,658	96,150
Pension and annuities	160,366	71,938	100,049	208,786
Other insurance	9,407	17,675	1,179	8,865
Corporate	(5,445)	(47,139)	(49,702)	15,798

Total	$452,119	670,801	97,184	329,599

2013:
Individual life insurance	$273,304	567,552	48,348	86,795
Pension and annuities	179,036	106,630	65,013	177,965
Other insurance	9,944	17,053	1,339	5,743
Corporate	(15,778)	302,222	(95,811)	16,111

Total	$446,506	993,457	18,889	286,614

2012:
Individual life insurance	$263,188	510,598	60,679	76,962
Pension and annuities	195,972	138,538	125,018	150,424
Other insurance	11,053	17,263	1,352	3,647
Corporate	(20,086)	(26,154)	(57,234)	16,652

Total	$450,127	640,245	129,815	247,685

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014:
Life insurance in force	$164,008,414	77,930,679	67,206	86,144,941	0.1%
Premiums:
Life insurance	596,967	164,724	1,308	433,551	0.3%
Pension and annuities	16,804	—	—	16,804	—%
Accident and health insurance	33,112	18,132	814	15,794	5.2%

Total	$646,883	182,856	2,122	466,149	0.5%

2013:
Life insurance in force	$154,117,295	78,180,457	110,315	76,047,153	0.1%
Premiums:
Life insurance	525,053	146,000	236	379,289	0.1%
Pension and annuities	20,141	—	—	20,141	—%
Accident and health insurance	32,955	21,359	4,447	16,043	27.7%

Total	$578,149	167,359	4,683	415,473	1.1%

2012:
Life insurance in force	$145,600,393	77,760,188	117,498	67,957,703	0.2%
Premiums:
Life insurance	469,657	137,000	2,035	334,692	0.6%
Pension and annuities	13,412	—	—	13,412	—%
Accident and health insurance	33,304	21,510	4,896	16,690	29.3%

Total	$516,373	158,510	6,931	364,794	1.9%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2014:
Valuation allowances – mortgage loans on real estate	$5,532	(1,716)	—	—	3,816
2013:
Valuation allowances – mortgage loans on real estate	$3,636	1,896	—	—	5,532
2012:
Valuation allowances – mortgage loans on real estate	$3,808	(172)	—	—	3,636

See accompanying report of independent registered public accounting firm.

94

Ohio National Variable Account D

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 8, 2015.

Statements of Assets and Contract Owners’ Equity, December 31, 2014.

Statements of Operations for the Period Ended December 31, 2014.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2014 and 2013.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 23, 2015.

Consolidated Balance Sheets, December 31, 2014 and 2013.

Consolidated Statements of Income for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2014, 2013 and 2012.

Notes to Consolidated Financial Statements, December 31, 2014, 2013, and 2012.

Financial Statement Schedules, December 31, 2014, 2013 and 2012.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement of Ohio National Variable Account A (“VAA”) on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) on April 25, 1997 and is incorporated by reference herein.

(4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit (4)(a) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between The Ohio National Life Insurance Company, Ohio National equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(c) Amendment to Participation Agreement between The Ohio National Life insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(d) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6)

of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(e) Fund Participation Agreement by and among Depositor, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. was filed as Exhibit (8)(e) of Post-Effective Amendment No. 22 of Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 30, 2008 and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use was filed as Exhibit 99(9) of Post-Effective Amendment No. 27 of Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 26, 2013 and is incorporated by reference herein

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

David A. Azzarito 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America

Thomas A. Barefield*	Director, Vice Chairman & Chief Distribution Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, Operations
Richard J. Bodner*	Senior Vice President, Insurance Operations
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director

Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Senior Vice President, Career Agency Distribution
Joseph A. Campanella 6179 Paderborne Drive Hudson, OH 44236	Director
Christopher A. Carlson*	Director, Vice Chairman & Chief Investment Officer, Latin America Strategic Business Head

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

H. Douglas Cooke, III*	Senior Vice President, Life Insurance Strategic Business Head

Rocky Coppola*	Vice President and Controller

Nancy A. Dalessio*	Executive Vice President & Chief Administrative Officer

John A. DelPozzo*	Senior Vice President, PGA Distribution
Thomas J. DeGaetano*	Vice President, Individual Annuity Operations

Michael J. DeWeirdt*	Senior Vice President, Financial Risk Management
Ronald J. Dolan*	Director, Vice Chairman

Richard J. Dowdle*	Vice President, Institutional Sales
Scott E. Durkee*	Vice President, ONFlight

Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Joseph M. Fischer*	Assistant Secretary

Joseph K. Garrett*	Vice President, Financial Risk Management

Rosemary L. Gatto*	Vice President, Claims
Paul J. Gerard*	Senior Vice President, Investments
Robert K. Gongwer*	Vice President, Taxes

Martin T. Griffin*	Senior Vice President, Institutional Sales

Diane S. Hagenbuch*	Senior Vice President, Marketing
Kristal E. Hambrick*	Executive Vice President and Chief Product Officer

John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director
Ronald G. Heibert*	Senior Vice President, Interim Disability Income Strategic Business Head
David D. Herr, Jr.*	Senior Vice President, Chief Risk Officer
Cynthia K. Howell*	Vice President, Information Technology
Melinda G. Hubbard*	Vice President, Insurance Operations Support

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Danielle D. Ivory*	Vice President, New Business & Policyowner Services
Karl H. Kreunen*	Vice President, Life Product Marketing
Mark J. Lalli*	Divisional Vice President, Northwest Division

Lori A. Landrum*	Vice President and Counsel

John M. Lennon*	Senior Vice President, Retirement Plans Strategic Business Head

Elizabeth F. Martini*	Vice President and Counsel

Therese S. McDonough*	Vice President & Corporate Secretary

Patrick H. McEvoy*	Vice President, Broker Dealer Operations & President & Chief Executive Officer, ONESCO

William J. McFadden*	Vice President, PGA Marketing, Western Division
Angela C. Meehan*	Vice President, Corporate and Marketing Communications
Stephen R. Murphy*	Senior Vice President, Capital Management

Traci Nelson*	Vice President & Program Manager

Jeffrey K. Oehler*	Vice President, Information Systems

David M. Orfalea*	Divisional Vice President, Northeast Division

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

Doris L. Paul*	Vice President & Treasurer
John R. Philips 651 Country Lane Glencoe, IL 60022	Director

William C. Price*	Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Gary R. Rodmaker*	Vice President, Investments
Therese R. Rothenberger*	Divisional Vice President, Southeast Division

William G. Schlechter M.D.*	Vice President and Medical Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary
Michael J. Slattery*	Vice President, Information Systems and Technology Officer
James C. Smith*	Senior Vice President, Internal Audit and Compliance
Raymond D. Spears*	Vice President & Chief Underwriting Officer

Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division

Paul A. Staines 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Vice President Finance, Latin America
Laurens N. Sullivan, Jr.*	Vice President, Institutional Sales
Annette M. Teders*	Vice President, Private Placements
Julie T. Thomas*	Vice President, Compliance

Barbara A. Turner*	Senior Vice President, Annuities Strategic Business Head

Andrew J. VanHoy*	Vice President, ONESCO Compliance

Joel G Varland*	Vice President, Enterprise Risk Management
Nicholas A. Vision*	Tax Officer

Michael C. Vogel*	Vice President, Information Systems
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Peter Whipple*	Senior Vice President & Chief Corporate Actuary

V. Renee Wooton*	Vice President, Retirement Plan Services

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Delaware	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc.	Ohio	100%

(investment adviser)
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of March 24, 2015, this series of Registrant’s contracts were owned by 105 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Gary T. Huffman	Director and President

Thomas A. Barefield	Director and Executive Vice President

Barbara A. Turner	Director, Senior Vice President, and Comptroller

H. Douglas Cooke	Senior Vice President

Jeffrey A. Bley	Vice President, Operations

Andrew J. VanHoy	Vice President, Compliance

Teresa R. Cooper	Treasurer

Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$62,174	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of April, 2015.

Ohio National Variable Account D
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of April, 2015.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 24, 2015
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 24, 2015
*/s/ Jack E. Brown Jack E. Brown	Director	April 24, 2015
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 24, 2015
*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 24, 2015
*/s/ Christopher A. Carlson_______ Christopher A. Carlson	Director	April 24, 2015
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 24, 2015
*/s/ John W. Hayden John W. Hayden	Director	April 24, 2015
*/s/ James F. Orr James F. Orr	Director	April 24, 2015
*John R. Phillips John R. Phillips	Director	April 24, 2015
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2015
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 24, 2015
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 24, 2015

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consent of KPMG LLP
99(24)	Powers of Attorney